UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-08039

 NAME OF REGISTRANT:                     Third Avenue Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 622 Third Avenue
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  W. James Hall III
                                         622 Third Avenue
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-888-5222

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2008 - 06/30/2009


Third Ave International Value
--------------------------------------------------------------------------------------------------------------------------
 ABB GRAIN LTD                                                                               Agenda Number:  701803810
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q0010P104
    Meeting Type:  Annual
    Meeting Date:  25-Feb-2009
          Ticker:
            ISIN:  AU000000ABB9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To discuss the Company's financial report and             Non-Voting    No vote
       reports of the Directors and the Auditors in
       respect of the FYE 30 SEP 2008

2.     Re-elect Mr. Max Venning as a Director, who               Mgmt          For                            For
       retires in accordance with the Constitution

3.     Re-elect Mr. Ross Johns as a Director, who retires        Mgmt          For                            For
       in accordance with the Constitution

4.     Re-elect Mr. Paul Daniel as a Director, who               Mgmt          For                            For
       retires in accordance with the Constitution

5.     Adopt the remuneration report for the FYE 30              Mgmt          For                            For
       SEP 2008

6.     Approve to increase the maximum aggregate remuneration    Mgmt          For                            For
       payable out of the funds of the Company to
       the Non-Executive Directors of the Company
       for their services as the Directors for the
       purposes of the Article 10.6(a) of the Constitution
       from AUD 1,000,000 to AUD 1,500,000

7.     Amend the Company's Constitution by replacing             Mgmt          For                            For
       "10" in Article 10.1 with "11" with effect
       from the conclusion of the AGM

8.     Amend the Company's Constitution by inserting             Mgmt          For                            For
       the Article 6A as specified forms part with
       effect from the conclusion of the AGM

9.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       7.4 and for all other purposes, the issue of
       20,500,000 ordinary shares in the capital of
       the Company, to the persons and on the terms
       as specified




--------------------------------------------------------------------------------------------------------------------------
 ALLIANZ SE, MUENCHEN                                                                        Agenda Number:  701857015
--------------------------------------------------------------------------------------------------------------------------
        Security:  D03080112
    Meeting Type:  Annual
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  DE0008404005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     Presentation of the approved Annual Financial             Non-Voting    No vote
       Statements and the approved Consolidated Financial
       Statements as of and for the fiscal year ended
       December 31, 2008, and of the Management Reports
       for Allianz SE and for the Group, the Explanatory
       Report on the information pursuant to paragraph
       289 (4), paragraph 315 (4) of the German Commercial
       Code (Handelsgesetzbuch) as well as the Report
       of the Supervisory Board for the fiscal year
       2008

2.     Appropriation of net earnings                             Mgmt          No vote

3.     Approval of the actions of the members of the             Mgmt          No vote
       Management Board

4.     Approval of the actions of the members of the             Mgmt          No vote
       Supervisory Board

5.     By-election to the Supervisory Board                      Mgmt          No vote

6.     Authorization to acquire treasury shares for              Mgmt          No vote
       trading purposes

7.     Authorization to acquire and utilize treasury             Mgmt          No vote
       shares for other purposes

8.     Authorization to use derivatives in connection            Mgmt          No vote
       with the acquisition of treasury shares pursuant
       to Paragraph 71 (1) no. 8 of the German Stock
       Corporation Act (Aktiengesetz)

9.     Amendment to the Statutes in accordance with              Mgmt          No vote
       Paragraph 67 German Stock Corporation Act (Aktiengesetz)

10.A   Other amendments to the Statutes: Cancellation            Mgmt          No vote
       of provisions regarding the first Supervisory
       Board

10.B   Other amendments to the Statutes: Anticipatory            Mgmt          No vote
       resolutions on the planned Law on the Implementation
       of the Shareholder Rights Directive (Gesetz
       zur Umsetzung der Aktionaersrechterichtlinie)

11.    Approval of control and profit transfer agreement         Mgmt          No vote
       between Allianz SE and Allianz Shared Infrastructure
       Services SE




--------------------------------------------------------------------------------------------------------------------------
 ANTARCHILE SA ANTARCHILE                                                                    Agenda Number:  701680313
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0362E138
    Meeting Type:  EGM
    Meeting Date:  27-Aug-2008
          Ticker:
            ISIN:  CLP0362E1386
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to agree on the exchange the currency             Mgmt          No vote
       in which the share capital is expressed, the
       financial statement are prepared and the financial
       statements of the Company are issued from CPL
       to USD, all effective from 01 JAN 2008

2.     Approve to add the Corporate By-Laws the Transitory       Mgmt          No vote
       Articles that are necessary to carry out the
       resolutions that are passed by the meeting




--------------------------------------------------------------------------------------------------------------------------
 ANTARCHILE SA ANTARCHILE                                                                    Agenda Number:  701907240
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0362E138
    Meeting Type:  OGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  CLP0362E1386
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.     Approve the financial statements of the Company           Mgmt          No vote
       corresponding to the exercise 2008

B.     Approve the information of the operations of              Mgmt          No vote
       the Company referred to in Article 44 of the
       Law 18.046 of Corporations

C.     Approve the fix the remunerations of the Board            Mgmt          No vote
       of Directors for the next period

D.     Approve the fix the remunerations and budget              Mgmt          No vote
       of the Directors committee as per Article 50
       BIS of Law 18.046

E.     Approve the designate the External Auditors               Mgmt          No vote

F.     Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ASATSU-DK INC.                                                                              Agenda Number:  701837897
--------------------------------------------------------------------------------------------------------------------------
        Security:  J03014107
    Meeting Type:  Annual
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  JP3109800007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     Amend the Articles of Incorporation                       Mgmt          For                            For

2.1    Appoint a Director- Masao Inagaki                         Mgmt          For                            For

2.2    Appoint a Director- Koichiro Naganuma                     Mgmt          For                            For

2.3    Appoint a Director- Hideaki Hirose                        Mgmt          For                            For

2.4    Appoint a Director- Takeo Hishiyama                       Mgmt          For                            For

2.5    Appoint a Director- Kenji Mori                            Mgmt          For                            For

2.6    Appoint a Director- Hideyuki Nagai                        Mgmt          For                            For

2.7    Appoint a Director Yoji Shimizu                           Mgmt          For                            For

2.8    Appoint a Director- Kazuhiko Narimatsu                    Mgmt          For                            For

2.9    Appoint a Director- Jiro Kitamura                         Mgmt          For                            For

2.10   Appoint a Director- Osamu Okayasu                         Mgmt          For                            For

2.11   Appoint a Director- Toshiyuki Inoue                       Mgmt          For                            For

2.12   Appoint a Director- Shinichi Ueno                         Mgmt          For                            For

2.13   Appoint a Director- Yoshiki Uemura                        Mgmt          For                            For

2.14   Appoint a Director- Martin Sorrell                        Mgmt          For                            For

3.     Appoint a Corporate Auditor- Yoshiro Sakai                Mgmt          For                            For

4.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 ASIA PLUS SECURITIES PUBLIC CO LTD                                                          Agenda Number:  701823901
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0371W111
    Meeting Type:  Annual
    Meeting Date:  02-Apr-2009
          Ticker:
            ISIN:  TH0137010Z18
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the minutes of the AGM of shareholders              Mgmt          For                            For
       No. 14 which was held on the 01 APR 2008

2.     Acknowledge the Directors report relating to              Mgmt          For                            For
       the operation of the Company for the year 2008

3.     Approve the audited balance sheet and the profit          Mgmt          For                            For
       and loss statement for the year 2008

4.     Approve the appropriation of profit and the               Mgmt          For                            For
       payment of dividend for the year 2008

5.1    Elect Mr. Virach Aphimeteetamrong as a Director           Mgmt          For                            For
       to replace those who retired by rotation

5.2    Elect Mr. Pratib Yongvanich as a Director to              Mgmt          For                            For
       replace those who retired by rotation

5.3    Elect Mrs. Nintira Sophonpanich as a Director             Mgmt          For                            For
       to replace those who retired by rotation

5.4    Elect Mr. Jirawat Lewprasert as a Director to             Mgmt          For                            For
       replace those who retired by rotation

6.     Acknowledge the Director's remuneration                   Mgmt          For                            For

7.     Appoint the Company's Auditor for the year 2009           Mgmt          For                            For
       and approve to fix their remuneration

8.     Approve the issuance of derivative warrants               Mgmt          For                            For

9.     Other business [if any]                                   Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 BOARDROOM LTD                                                                               Agenda Number:  701726929
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0920V101
    Meeting Type:  Annual
    Meeting Date:  24-Oct-2008
          Ticker:
            ISIN:  SG1J08885589
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited accounts of the Company for the
       YE 30 JUN 2008 together with the Auditors'
       report thereon

2.     Declare a final [1-tier] tax-exempt dividend              Mgmt          For                            For
       of 1.9 Singapore cents per ordinary share for
       the YE 30 JUN 2008 [2007: a final [1-tier]
       tax-exempt dividend of 1.8 Singapore cents
       per ordinary share]

3.     Re-elect Mr. William Wong Tien Leong as a Director        Mgmt          For                            For
       of the Company, who retires pursuant to the
       Article 110 of the Articles of Association
       of the Company

4.     Re-elect Mr. Mak Lye Mun as a Director of the             Mgmt          For                            For
       Company, who retires pursuant to the Article
       110 of the Articles of Association of the Company

5.     Re-appoint Mr. Goh Geok Khim as a Director,               Mgmt          For                            For
       who retires under Section 153[6] of the Companies
       Act, Chapter 50, to hold office from the date
       of this AGM until the next AGM of the Company

6.     Re-appoint Mr. Sim Cheok Lim as a Director,               Mgmt          For                            For
       who retires under Section 153[6] of the Companies
       Act, Chapter 50, to hold office from the date
       of this AGM until the next AGM of the Company

7.     Approve the payment of Directors' fees of SGD             Mgmt          For                            For
       165,000 for the year ending 30 JUN 2009 to
       be paid quarterly in arrears. [2008: SGD 165,000]

8.     Re-appoint Foo Kon Tan Grant Thornton as the              Mgmt          For                            For
       Auditors of the Company and authorize the Directors
       of the Company to fix their remuneration

9.     Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 161 of the Companies Act, Chapter
       50 and Rule 806 of the Listing Manual of the
       Singapore Exchange Securities Trading Limited:
       a) issue shares in the Company [shares] whether
       by way of rights, bonus or otherwise; and/or
       make or grant offers, agreements or options
       [collectively, 'Instruments'] that might or
       would require shares to be issued, including
       but not limited to the creation and issue of
       [as well as adjustments to] options, warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors of the Company
       may in their absolute discretion deem fit;
       and b) [notwithstanding the authority conferred
       by this resolution may have ceased to be in
       force] issue shares in pursuance of any instrument
       made or granted by the Directors of the Company
       while this resolution was in force, provided
       that: 1) the aggregate number of shares [including
       shares to be issued in pursuance of the instruments,
       made or granted pursuant to this resolution]
       and instruments to be issued pursuant to this
       resolution shall not exceed 50% of the total
       number of issued shares [excluding treasury
       shares] in the capital of the Company [as calculated
       in accordance with this resolution], of which
       the aggregate number of shares and instruments
       to be issued other than on a pro rata basis
       to existing shareholders of the Company shall
       not exceed 20% of the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company [as calculated in accordance
       with this resolution]; 2) [subject to such
       calculation as may be prescribed by the Singapore
       Exchange Securities Trading Limited] for the
       purpose of determining the aggregate number
       of shares and instruments that may be issued
       under this resolution, the percentage of issued
       shares and instruments shall be based on the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company at the
       time of the passing of this resolution, after
       adjusting for: a) new shares arising from the
       conversion or exercise of the instruments or
       any convertible securities; b) new shares arising
       from exercising share options or vesting of
       share awards outstanding and subsisting at
       the time of the passing of this resolution;
       and c) any subsequent bonus issue, consolidation
       or subdivision of shares; 3) in exercising
       the authority conferred by this resolution,
       the Company shall comply with the provisions
       of the Listing Manual of the Singapore Exchange
       Securities Trading Limited for the time being
       in force [unless such compliance has been waived
       by the Singapore Exchange Securities Trading
       Limited] and the Articles of Association of
       the Company; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the date by which the next AGM of the Company
       is required by law to be held or in the case
       of shares to be issued in pursuance of the
       instruments, made or granted pursuant to this
       resolution, until the issuance of such shares
       in accordance with the terms of the instruments]

10.    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50, to offer and grant options under the Boardroom
       Share Option Scheme [the Scheme] and to issue
       from time to time such number of shares in
       the capital of the Company as may be required
       to be issued pursuant to the exercise of options
       granted by the Company under the Scheme, whether
       granted during the subsistence of this authority
       or otherwise, provided always that the aggregate
       number of additional ordinary shares to be
       issued pursuant to the Scheme shall not exceed
       15% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       from time to time [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the date by which the next AGM of the Company
       is required by Law to be held]




--------------------------------------------------------------------------------------------------------------------------
 BRIT INSURANCE HOLDINGS PLC                                                                   Agenda Number:  701879770
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1511R111
    Meeting Type:  Annual
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  GB00B11FL290
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports of the Directors and the              Mgmt          For                            For
       Auditors and the audited accounts of the Company
       for the YE 31 DEC 2008

2.     Receive the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2008

3.     Declare a final dividend of 7.5p per ordinary             Mgmt          For                            For
       share for the YE 31 DEC 2008

4.     Re-elect Mr. Dane Douetil as a Director of the            Mgmt          For                            For
       Company

5.     Re-elect Mr. Joe MacHale as a Director of the             Mgmt          For                            For
       Company

6.     Re-elect Mr. Cees Schrauwers as a Director of             Mgmt          For                            For
       the Company

7.     Re-appoint Ernst & Young LLP, Chartered Accountants       Mgmt          For                            For
       and registered Auditor as the Auditor of the
       Company to hold office from the conclusion
       of this meeting until the conclusion of the
       next general meeting at which accounts are
       laid before the Company

8.     Authorize the Directors to set the remuneration           Mgmt          For                            For
       of the Auditor

9.     Approve that in substitution for all existing             Mgmt          For                            For
       authorities, the authority and power conferred
       on the Directors by Article 12 of the Articles
       of Association of the Company [authority to
       allot shares] be renewed and that the Directors
       of the Company authorized pursuant to Section
       80 of the Companies Act 1985 to allot relevant
       securities of the Company up to a maximum aggregate
       nominal amount of GBP 78,000,000; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company to be held in 2010 or 12
       AUG 2010]; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

10.    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 9, and in substitution for all
       existing unexercised authorities, pursuant
       to Section 95 of the Companies Act 1985, to
       allot equity securities [as specified in Sections
       94(2) to 94(3A) of the Companies Act 1985]
       for cash pursuant to the authority conferred
       by Resolution 9 as if Section 89(1) of the
       Companies Act 1985 did not apply to any such
       allotment, provided that this power shall be
       limited to : a) the allotment of equity securities
       in connection any invitation made to holders
       of ordinary shares of 75p each in the capital
       of the Company [Ordinary Shares] and holders
       of other securities to the extent expressly
       required or permitted by the rights attached
       thereto from time to time to subscribe by way
       of rights, open offer or otherwise where the
       equity securities attributable to the interests
       of all the holders of such Ordinary Shares
       and other securities are proportionate to the
       number of Ordinary Shares and other securities
       held by them subject to such exclusions or
       other arrangements as the Directors may deem
       necessary or expedient to deal with fractional
       entitlements or legal, regulatory or practical
       problems under the laws of , or the requirements
       of, any regulatory body or any Stock Exchange
       or otherwise in any territory; and b) up to
       an aggregate nominal amount of GBP 11,500,000;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 12 AUG 2010];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

11.    Authorize the Company, pursuant to Section 166            Mgmt          For                            For
       of the Companies Act 1985, to make market purchases
       [within the meaning of Section 163(3) of the
       Companies Act 1985] on the London Stock Exchange
       of up to an aggregate of 31,000,000 ordinary
       shares, and may hold such shares as treasury
       shares, provided that: a) the minimum price
       which may be paid for each ordinary share is
       not less than 75p; b) the maximum price which
       may be paid for each ordinary share shall not
       be more than the higher of: i) 105% of the
       average of the middle market values of an ordinary
       share [as derived from the Daily Official List
       of the London Stock Exchange] for the 5 business
       days immediately preceding the date on which
       the purchase is made; and ii) that stipulated
       by Article 5(1) of the buyback and stabilization
       regulation [EC 2273/2003]; and [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or 12 AUG 2010]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

12.    Approve that the general meetings [other than             Mgmt          For                            For
       any AGM] of the Company may be called on not
       less than 14 clear days' notice




--------------------------------------------------------------------------------------------------------------------------
 BRIT INSURANCE HOLDINGS PLC                                                                 Agenda Number:  701757784
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1511R111
    Meeting Type:  OGM
    Meeting Date:  17-Nov-2008
          Ticker:
            ISIN:  GB00B11FL290
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the sums standing to the credit of:               Mgmt          For                            For
       a) the share premium account and b) the capital
       redemption reserve of the Company be cancelled




--------------------------------------------------------------------------------------------------------------------------
 CAPITAL NOMURA SECURITIES PUBLIC CO LTD (FORMERLY CAPITAL SECURITIES CO LTD)                Agenda Number:  701781571
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1820L128
    Meeting Type:  OGM
    Meeting Date:  18-Dec-2008
          Ticker:
            ISIN:  TH0108010R19
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     To adopt the minutes of the AGM of shareholders           Non-Voting    No vote
       No.1/2550 on 14 DEC 2007

2.     To acknowledge the performance of the Company             Non-Voting    No vote
       for the FY 2008

3.     To approve the balance sheet and income statement         Non-Voting    No vote
       for the YE 31 AUG 2008

4.     To approve the appropriation of profit from               Non-Voting    No vote
       year 2008 operating results and dividend payment
       ; legal reserve THB 0.00, general reserve THB
       0.00, dividend at THB 1.50 per share THB 107,523,450.00;
       the dividend will be paid on 26 DEC 2008 to
       shareholders, the record date for shareholders
       who have right to receive the dividend will
       be on 24 NOV 2008 and the book closing date
       for collect the name of shareholders according
       to the Securities and Exchange Act, Section
       225 will be on 25 NOV 2008, however, the dividend
       payment depends on the resolution of shareholder's
       meeting

5.     To approve the Directors' annual remuneration             Non-Voting    No vote
       for the FYE 31 AUG 2008 would pay at the rate
       as follow: 1) Chairman of the Board of Directors
       THB 250,000 (same rate as previous year); 2)
       each Executive Director THB 220,000 (increased
       THB 20,000 from previous year); 3) each Non-Executive
       Director THB 220,000 (same rate as previous
       year); the meeting allowance for the Non-Executive
       Directors present at meeting of the Board of
       Directors for the FY 2009 would pay at THB
       15,000 per time, the same rate as the previous
       year; the remuneration for the Members of Audit
       Committee of the Company for FY 2009 would
       pay at the same rate as the previous year as
       follow: 1) Chairman of Audit Committee THB
       286,000; 2) each of other Members THB 220,000

6.1    To elect Mr. Prasert Virasathienpornkul as a              Non-Voting    No vote
       Director to replace those retiring by rotation

6.2    To elect Col. Ruangsub Kovindha as a Director             Non-Voting    No vote
       to replace those retiring by rotation

6.3    To elect Mr. Yoshinori Go as a Director to replace        Non-Voting    No vote
       those retiring by rotation

7.     To appoint Mr. Narong Puntawong, Certified Public         Non-Voting    No vote
       Accountant No. 3315 or Ms. Saifon Inkaew, Certified
       Public Accountant No. 4434 or Mrs. Nonglak
       Pumnoi, Certified Public Accountant No. 4172
       of Ernst & Young Office Limited as the Company's
       Auditors, any 1 of them is authorized to conduct
       the audit and express opinion on the financial
       statements of the Company for the year ending
       31 AUG 2009, with audit fee of THB 1,100,000
       which was considered by the Audit Committee
       and the remuneration of the Auditors for the
       FY ending 31 AUG 2009

8.     Other matters [if any]                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CATALYST PAPER CORPORATION                                                                  Agenda Number:  701897122
--------------------------------------------------------------------------------------------------------------------------
        Security:  14888T104
    Meeting Type:  MIX
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  CA14888T1049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.1    Elect Mr. Thomas S. Chambers as a Director for            Mgmt          For                            For
       the ensuing year

1.2    Elect Mr. Gary Collins as a Director for the              Mgmt          For                            For
       ensuing year

1.3    Elect Mr. Michel Desbiens as a Director for               Mgmt          For                            For
       the ensuing year

1.4    Elect Mr. William F. Dickson as a Director for            Mgmt          For                            For
       the ensuing year

1.5    Elect Mr. Benjamin C. Duster, IV as a Director            Mgmt          For                            For
       for the ensuing year

1.6    Elect Mr. Richard Garneau as a Director for               Mgmt          For                            For
       the ensuing year

1.7    Elect Mr. Denis Jean as a Director for the ensuing        Mgmt          For                            For
       year

1.8    Elect Mr. Jeffrey G. Marshall as a Director               Mgmt          For                            For
       for the ensuing year

1.9    Elect Mr. Amit B. Wadhwaney as a Director for             Mgmt          For                            For
       the ensuing year

2.     Re-appoint KPMG LLP, Chartered Accountants,               Mgmt          For                            For
       as the Auditors of the Corporation for the
       ensuing year

3.     Amend the Corporation's Restricted Share Unit             Mgmt          For                            For
       Plan to increase the maximum number of common
       shares of the Corporation that may be reserved
       for issuance under the plan from 3,000,000
       to 7,000,000 and amend the text of the plan
       as specified




--------------------------------------------------------------------------------------------------------------------------
 COMPAGNIE NATIONALE A PORTEFEUILLE SA, GERPINNES                                            Agenda Number:  701873665
--------------------------------------------------------------------------------------------------------------------------
        Security:  B2474T107
    Meeting Type:  OGM
    Meeting Date:  16-Apr-2009
          Ticker:
            ISIN:  BE0003845626
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements, and approve             Mgmt          No vote
       the allocation of income and dividends of EUR
       0.78 per share

2.     Grant discharge to the Directors                          Mgmt          No vote

3.     Grant discharge to the Auditors                           Mgmt          No vote

4.1    Approve the retirement of Mr. Pierre Alain De             Mgmt          No vote
       Smedt

4.2    Re-elect Mr. Jean Clamon as a Director                    Mgmt          No vote

4.3    Re-elect Mr. Victor Delloye as a Director                 Mgmt          No vote

4.4    Re-elect Mr. Segolene Gallienne as a Director             Mgmt          No vote

4.5    Elect Mr. Thierry de Rudder as a Director                 Mgmt          No vote

4.6    Re-elect Mr. Donald Bryden as a Director                  Mgmt          No vote

4.7.1  Approve to indicate Mr. Robert Castaigne as               Mgmt          No vote
       an Independent Board Member

4.7.2  Approve to indicate Mr. Jean Pierre Hansen as             Mgmt          No vote
       an Independent Board Member

4.7.3  Approve to indicate Mr. Siegfried Luther as               Mgmt          No vote
       an Independent Board Member

4.7.4  Approve to indicate Mr. Donald Bryden as an               Mgmt          No vote
       Independent Board Member

5.1    Grant authority to repurchase of up to 20% of             Mgmt          No vote
       issued share capital

5.2    Approve the reissuance as well as cancellation            Mgmt          No vote
       of repurchased shares

6.1    Approve the Stock Option Plan                             Mgmt          No vote

6.2    Approve the maximum grant up to EUR 7.5 million           Mgmt          No vote
       for the plan expose under Resolution 6.1

7.     Approve the change of the control clause for              Mgmt          No vote
       the stock options

8.     Transact other business                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 COMPAGNIE NATIONALE A PORTEFEUILLE SA, GERPINNES                                            Agenda Number:  701888476
--------------------------------------------------------------------------------------------------------------------------
        Security:  B2474T107
    Meeting Type:  EGM
    Meeting Date:  16-Apr-2009
          Ticker:
            ISIN:  BE0003845626
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.A    Approve to cancel 2,200,000 NPM/CNP own shares            Mgmt          No vote
       in accordance with Article 620 Section 1 of
       the code on Companies

1.B    Approve to reduce the unavailable reserve set             Mgmt          No vote
       up for the holding of own shares which will
       be reduced up to a maximum of the value at
       which these shares we re entered into the statement
       of assets and liabilities

1.C    Amend the Article 5 and title X of the Articles           Mgmt          No vote
       of Association in order to make the representation
       of the share capital and its history consistent
       with the cancellation of 2,200,000 own shares

2.A    Approve the special report drawn up by the Board          Mgmt          No vote
       of Director's in accordance with sub-paragraph
       2 of Article 604 of the code on companies,
       indicating the specific circumstances in which
       it may use the authorized capital and the objectives
       which in so doing, it will be pursuing

2.B    Approve to renew the authorization given to               Mgmt          No vote
       the Board of Directors, for a period of 5 years
       with effect from the publication date in the
       annexes of the moniteur belge of the authorization
       to be granted by the EGM of 16 APR 2009, to
       carry out increases in capital, up to a maximum
       sum of EUR 50,000,000.00, in one or more stages,
       under the conditions stipulated by the legal
       provisions in accordance with the procedures
       to be laid down by the Board

2.C    Approve to renew the authorization given to               Mgmt          No vote
       the Board of Directors, for a period of 5 years
       with effect from the publication date in the
       annexes of the moniteur belge of the authorization
       to be granted by the EGM of 16 APR 2009, to
       carry out in accordance with the legal provisions,
       the issue, in one or more stages, of convertible
       bonds or bonds redeemable in shares subordinated
       or otherwise, of application rights or of other
       financial instruments, whether or not linked
       to bonds or to other securities and which may
       give rise eventually to increases in capital,
       up to a maximum sum of EUR 50,000,000.00 the
       a foresaid increases in capital may be carried
       out with or without an issue premium

2.D    Authorize the Board of Directors in the context           Mgmt          No vote
       of these authorizations in the event of the
       issue of the above securities, in the corporate
       interest and incompliance with the conditions
       prescribed by the legal provisions, to limit
       or to withdraw the priority right of the shareholders,
       even in favour of one or more particular persons
       other than the members of the Company or of
       its subsidiaries where it is a case of ruling
       on increases in capital to be subscribed for
       in cash, or issues of convertible bonds, bonds
       redeemable in shares application rights or
       other financial instruments

2.E    Authorize the Board of Director's where it makes          Mgmt          No vote
       use of these authorizations to adapt the wording
       of the Articles of Association for the purpose
       of amending the amount of the share capital
       or the number of shares, to supplement the
       history of the capital and indicate the extent
       to which it has made use of its power to increase
       the capital

2.F    Adopt Article 7 of the Articles of Association            Mgmt          No vote

3.     Amend Article 10 of the Articles of Association           Mgmt          No vote

4.     Amend Article 13 TER of the Articles of Association       Mgmt          No vote

5.     Amend Article 14 BIS of the Articles of Association       Mgmt          No vote

6.     Amend Article 22 of the Articles of Association           Mgmt          No vote

7.     Amend Article 28 of the Articles of Association           Mgmt          No vote

8.     Amend Article 29 of the Articles of Association           Mgmt          No vote

9.     Approve to confer all power                               Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 CSR LTD                                                                                     Agenda Number:  701629620
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q30297115
    Meeting Type:  Annual
    Meeting Date:  10-Jul-2008
          Ticker:
            ISIN:  AU000000CSR5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report and the reports              Mgmt          For                            For
       of the Directors and of the Auditors for the
       FYE 31 MAR 2008

2.A    Re-elect Ms. Kethleen Conlon as a Director of             Mgmt          For                            For
       the Company, who retires by rotation at the
       close of the meeting in accordance with Clause
       55 of the Company's constitution

2.B    Re-elect Mr. Richard Lee as a Director of the             Mgmt          For                            For
       Company, who retires by rotation at the close
       of the meeting in accordance with Clause 55
       of the Company's constitution

3.     Adopt the remuneration report for the FYE 31              Mgmt          For                            For
       MAR 2008

4.     Approve, with effect from and including the               Mgmt          For                            For
       FY commencing 01 APR 2008, to increase the
       aggregate maximum sum available for the remuneration
       of Non-Executive Directors by AUD 300,000 per
       year to AUD 1,450,000 per year

--------------------------------------------------------------------------------------------------------------------------
 CONSOLIDATED-TOMOKA LAND CO.                                                               Agenda Number:  933037865
--------------------------------------------------------------------------------------------------------------------------
        Security:  210226106
    Meeting Type:  Contested Annual
    Meeting Date:  13-May-2009
          Ticker:  CTO
            ISIN:  US2102261060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       LINDA LOOMIS SHELLEY                                      Mgmt          For                            For
       JEFFRY B. FUQUA                                           Mgmt          For                            For
       JOHN J. ALLEN                                             Mgmt          For                            For
       GERALD L. DEGOOD                                          Mgmt          For                            For
       JAMES E. GARDNER                                          Mgmt          Withheld                       For
       WILLIAM J. VOGES                                          Mgmt          For                            For


02     RATIFICATION OF THE APPOINTMENT BY                        Mgmt          For                            For
       OUR AUDIT COMMITTEE OF KPMG LLP AS
       OUR INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR FISCAL YEAR
       2009.

03     SHAREHOLDER PROPOSAL REQUESTING                           Shr           For                            For
       THAT OUR BOARD TAKE THE STEPS
       NECESSARY TO AMEND OUR ARTICLES
       OF INCORPORATION AND BYLAWS TO
       REQUIRE THE ANNUAL ELECTION OF
       DIRECTORS.

04     SHAREHOLDER PROPOSAL REQUESTING                           Shr           For                            For
       THAT OUR BOARD ADOPT A POLICY THAT
       THE CHAIRMAN OF THE BOARD BE A
       DIRECTOR WHO IS INDEPENDENT FROM
       THE COMPANY.

05     SHAREHOLDER PROPOSAL REGARDING                            Shr           For                            For
       LIMITING BOARD TO ELEVEN MEMBERS.



--------------------------------------------------------------------------------------------------------------------------
 DAIBIRU CORPORATION                                                                         Agenda Number:  701996590
--------------------------------------------------------------------------------------------------------------------------
        Security:  J08463101
    Meeting Type:  Annual
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3497200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications

3.1    Appoint a Director- Hiroyuki Sato                         Mgmt          For                            For

3.2    Appoint a Director- Tetsu Wada                            Mgmt          For                            For

4      Appoint a Corporate Auditor- Hideo Mori                   Mgmt          For                            For

5      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

6      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 DUNDEE PRECIOUS METALS INC                                                                  Agenda Number:  701897108
--------------------------------------------------------------------------------------------------------------------------
        Security:  265269209
    Meeting Type:  Annual
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  CA2652692096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the Directors of the Corporation for the            Mgmt          For                            For
       ensuing year

2.     Appoint PricewaterhouseCoopers LLP as the Auditor         Mgmt          For                            For
       to hold office until the next AGM or until
       a successor



--------------------------------------------------------------------------------------------------------------------------
 DUNDEE PRECIOUS METALS INC.                                                                 Agenda Number:  933045658
--------------------------------------------------------------------------------------------------------------------------
        Security:  265269209
    Meeting Type:  Annual
    Meeting Date:  13-May-2009
          Ticker:  DPMLF
            ISIN:  CA2652692096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ELECTION OF DIRECTORS FOR ALL OF THE NOMINEES             Mgmt          For                            For
       LISTED IN THE INFORMATION CIRCULAR.

02     APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS              Mgmt          For                            For
       AUDITOR TO HOLD OFFICE UNTIL THE NEXT ANNUAL
       MEETING OR UNTIL A SUCCESSOR IS APPOINTED.




--------------------------------------------------------------------------------------------------------------------------
 ENCANA CORPORATION                                                                          Agenda Number:  933020062
--------------------------------------------------------------------------------------------------------------------------
        Security:  292505104
    Meeting Type:  Annual
    Meeting Date:  22-Apr-2009
          Ticker:  ECA
            ISIN:  CA2925051047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RALPH S. CUNNINGHAM                                       Mgmt          For                            For
       PATRICK D. DANIEL                                         Mgmt          For                            For
       IAN W. DELANEY                                            Mgmt          For                            For
       RANDALL K. ERESMAN                                        Mgmt          For                            For
       CLAIRE S. FARLEY                                          Mgmt          For                            For
       MICHAEL A. GRANDIN                                        Mgmt          For                            For
       BARRY W. HARRISON                                         Mgmt          For                            For
       VALERIE A.A. NIELSEN                                      Mgmt          For                            For
       DAVID P. O'BRIEN                                          Mgmt          For                            For
       JANE L. PEVERETT                                          Mgmt          For                            For
       ALLAN P. SAWIN                                            Mgmt          For                            For
       WAYNE G. THOMSON                                          Mgmt          For                            For
       CLAYTON H. WOITAS                                         Mgmt          For                            For

02     APPOINTMENT OF AUDITORS - PRICEWATERHOUSECOOPERS          Mgmt          For                            For
       LLP AT A REMUNERATION TO BE FIXED BY THE BOARD
       OF DIRECTORS.




--------------------------------------------------------------------------------------------------------------------------
 GLAXOSMITHKLINE PLC                                                                         Agenda Number:  701867701
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3910J112
    Meeting Type:  Annual
    Meeting Date:  20-May-2009
          Ticker:
            ISIN:  GB0009252882
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors report and financial      Mgmt          For                            For
       statements

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Elect Mr. James Murdoch as a Director                     Mgmt          For                            For

4.     Elect Mr. Larry Culp as a Director                        Mgmt          For                            For

5.     Re-elect Sir. Crispin Davis as a Director                 Mgmt          For                            For

6.     Re-elect Dr. Moncef Slaoui as a Director                  Mgmt          For                            For

7.     Re-elect Mr. Tom de Swaan as a Director                   Mgmt          For                            For

8.     Re-appoint the Auditors                                   Mgmt          For                            For

9.     Approve the remuneration of the Auditors                  Mgmt          For                            For

10.    Authorize the Company and its subsidiaries to             Mgmt          For                            For
       make political donations to political organization
       and incur political expenditure

11.    Grant authority to allot shares                           Mgmt          Against                        Against

12.    Approve the disapplication of pre-emption rights          Mgmt          For                            For

13.    Authorize the Company to purchase its own shares          Mgmt          For                            For

14.    Approve the exemption from statement of Senior            Mgmt          For                            For
       Statutory Auditors name

15.    Approve the reduced notice of general meeting             Mgmt          For                            For
       other than an AGM

16.    Adopt the GlaxoSmithKline GSK 2009 Performance            Mgmt          For                            For
       Share Plan

17.    Adopt the GSK 2009 Share Option Plan                      Mgmt          For                            For

18.    Adopt the GSK 2009 Deferred Annual Bonus Plan             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GUOCO GROUP LTD                                                                             Agenda Number:  701728389
--------------------------------------------------------------------------------------------------------------------------
        Security:  G42098122
    Meeting Type:  Annual
    Meeting Date:  21-Nov-2008
          Ticker:
            ISIN:  BMG420981224
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     Declare a final dividend                                  Mgmt          For                            For

2.A    Approve the Directors' fee totaling HKD 2,050,000         Mgmt          For                            For
       for the YE 30 JUN 2008

2.B.1  Re-elect Mr. Kwek Leng Hai as a Director                  Mgmt          For                            For

2.B.2  Re-elect Mr. Kwek Leng San as a Director                  Mgmt          For                            For

2.B.3  Re-elect Mr. Tan Lim Heng as a Director                   Mgmt          For                            For

3.     Appoint Messrs. KPMG as the Auditors and authorize        Mgmt          For                            For
       the Board of Directors to fix their remuneration

4.     Approve the GuocoLand Limited Executives' Share           Mgmt          For                            For
       Option Scheme 2008, as specified

5.     Approve the GuocoLeisure Limited Executives'              Mgmt          For                            For
       Share Option Scheme 2008, as specified

6.A    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares in the capital of the Company during
       the relevant period, on The Stock Exchange
       of Hong Kong Limited, subject to and in accordance
       with all applicable laws and the Bye-laws of
       the Company, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue on the date of passing this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-laws of the Company or any applicable
       laws to be held]

6.B    Authorize the Directors of the Company to allot           Mgmt          Against                        Against
       and issue additional shares in the capital
       of the Company and make or grant offers, agreements
       and options during and after the relevant period,
       not exceeding 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue on the date of passing of this resolution
       otherwise than pursuant to: i) a rights issue;
       ii) the exercise of rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into shares of the Company;
       iii) the exercise of any option under the Company's
       share option schemes; or iv) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on the shares of the Company in accordance
       with the Bye-laws of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Bye-laws of the
       Company or any applicable laws to be held]

6.C    Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       6.A and 6.B, to extend the general mandate
       granted to the Directors of the Company to
       allot and issue shares pursuant to Resolution
       6.B, by an amount representing the aggregate
       nominal amount of the share capital of the
       Company repurchased by the Company under the
       authority granted pursuant to Resolution 6.A,
       provided that such amount does not exceed 10%
       of the aggregate nominal amount of the share
       capital of the Company in issue at the date
       of passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 GUOCOLEISURE LTD                                                                            Agenda Number:  701720775
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4210D102
    Meeting Type:  SGM
    Meeting Date:  17-Oct-2008
          Ticker:
            ISIN:  BMG4210D1020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, the Share Option Scheme to be known              Mgmt          For                            For
       as 'The GuocoLeisure Limited Executives' Share
       Option Scheme 2008' [the Scheme] under which
       options [the Options] will be granted from
       time to time to selected confirmed employees
       of the Company and its subsidiaries including
       Executive Directors of the Company [collectively,
       the Employees] to acquire ordinary shares in
       the capital of the Company [Shares], particulars
       of which are as specified, subject to approval
       from the shareholders of Guoco Group Limited;
       and authorize the Directors of the Company:
       [i] to establish and administer the scheme;
       [ii] to modify and/or amend the scheme from
       time to time provided that such modifications
       and/or amendments are effected in accordance
       with the provisions of the scheme and to do
       all such acts and to enter into all such transactions,
       arrangements and agreements as may be necessary,
       desirable or expedient in order to give full
       effect to the scheme; and [iii] to offer and
       grant options in accordance with the provisions
       of the scheme and to allot and issue from time
       to time such number of shares in the capital
       of the Company as may be required to be issued
       pursuant to the exercise of the options [notwithstanding
       that the exercise thereof or such allotment
       and issue may occur after the conclusion of
       the next or any ensuing AGM of the Company],
       provided that: [1] the aggregate number of
       shares over which the Committee may grant options
       on any date, when added to the number of shares
       issued and transferred and issuable and transferable
       in respect of all options under the scheme
       [excluding treasury shares] on the day preceding
       that date [Scheme Limit], shall not exceed
       15% of the total number of issued Shares of
       the Company, provided that for so long as the
       Company is a subsidiary of Guoco Group Limited
       and Guoco Group Limited is listed on the Hong
       Kong Stock Exchange [HKSE], but subject always
       to the scheme limit: [aa] the aggregate number
       of new shares over which the Committee may
       grant options on any date, when added to the
       number of new shares issued and issuable in
       respect of all options granted under the scheme,
       shall not exceed 10% of the total number of
       issued shares at the date that this resolution
       is passed or the date that it is approved by
       the shareholders of Guoco Group Limited, whichever
       is the later, or such other limit as may be
       prescribed or permitted by the HKSE from time
       to time [HKSE Listing Rules Limit]; and [bb]
       the HKSE Listing Rules Limit may be increased
       under the HKSE Listing Rules as provided under
       the Scheme; and [2] that the aggregate number
       of shares to be offered to certain Employees
       collectively and individually during the duration
       of the Scheme [subject to adjustments, if any,
       made under the Scheme] shall not exceed such
       limits or [as the case may be] sub-limits as
       specified in the Scheme




--------------------------------------------------------------------------------------------------------------------------
 GUOCOLEISURE LTD                                                                            Agenda Number:  701723199
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4210D102
    Meeting Type:  Annual
    Meeting Date:  17-Oct-2008
          Ticker:
            ISIN:  BMG4210D1020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     Approve the first and final dividend of SGD               Mgmt          For                            For
       0.025 per share for the FYE 30 JUN 2008

2.     Re-elect Mr. Quek Leng Chan as a Director, who            Mgmt          For                            For
       retires by rotation pursuant to Bye-Law 104
       of the Company's Bye Laws

3.     Re-elect Mr. Kwek Leng Hai as a Director, who             Mgmt          For                            For
       retires by rotation pursuant to Bye-Law 104
       of the Company's Bye Laws

4.     Approve the payment of USD 257,789 as Directors'          Mgmt          For                            For
       fees for the FYE 30 JUN 2008 [2007: USD 221,947]

5.     Appoint KPMG Singapore as the Auditors and authorize      Mgmt          For                            For
       the Directors to fix their remuneration

6.     Authorize the Directors of the Company to issue           Mgmt          Against                        Against
       shares in the capital of the Company [Shares]
       whether by way of rights, bonus or otherwise;
       and/or to make or grant offers, agreements
       or options [collectively, Instruments] that
       might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and [notwithstanding
       the authority conferred by this resolution
       may have ceased to be in force] issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this resolution was
       in force, provided that: the aggregate number
       of shares to be issued pursuant to this Resolution
       [including Shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolution] does not exceed 50% of the
       issued share capital of the Company [as calculated
       in accordance with this resolution below],
       of which the aggregate number of Shares to
       be issued other than on a pro rata basis to
       shareholders of the Company [including Shares
       to be issued in pursuance of Instruments made
       or granted pursuant to this Resolution] does
       not exceed 20% of the issued share capital
       of the Company [as calculated in accordance
       with this resolution below]; [subject to such
       manner of calculation as may be prescribed
       by the Singapore Exchange Securities Trading
       Limited [SGX-ST]], for the purpose of determining
       the aggregate number of Shares that may be
       issued under this resolution above, the percentage
       of issued share capital shall be based on the
       issued share capital of the Company at the
       time this Resolution is passed, after adjusting
       for: i) new Shares arising from the conversion
       or exercise of any convertible securities or
       Share options or vesting of Share awards which
       are outstanding or subsisting at the time this
       Resolution is passed ii) any subsequent consolidation
       or sub-division of Shares; in exercising the
       authority conferred by this Resolution, the
       Company shall comply with the provisions of
       the Listing Manual of the SGX-ST [unless such
       compliance has been waived by the SGX-ST] and
       the Bye-Laws for the time being of the Company;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held]




--------------------------------------------------------------------------------------------------------------------------
 HOTUNG INVESTMENT HOLDINGS LIMITED                                                          Agenda Number:  701788929
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4612P109
    Meeting Type:  SGM
    Meeting Date:  07-Jan-2009
          Ticker:
            ISIN:  BMG4612P1095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C of the Companies
       Act, Chapter 50 [Act] and in accordance with
       all other laws and regulations and rules of
       Singapore Exchange Securities Trading Limited
       [SGX-ST], to purchase or otherwise acquire
       issued ordinary shares of TWD 5.00 each [shares]
       in the issued share capital of the Company,
       not exceeding in aggregate 10% of the issued
       ordinary share capital of the Company, by way
       of on-market purchases on the Singapore Exchange
       Securities Trading Limited [SGX-ST] and/or
       off-market purchases effected otherwise than
       on the SGX-ST in accordance with any equal
       access scheme(s) which satisfies the conditions
       prescribed by the Act, at a price of up to
       105% of the average of the closing market prices
       of a share over the last 5 market days in the
       case of an on-market share purchase and a price
       up to 130% of such average closing price in
       case of off-market purchase [share purchase
       mandate]; Approve the Proposed Share Repurchase
       Mandate, subject to the authorization of the
       same, be in substitution of the existing share
       repurchase mandate granted by shareholders
       of the Company at the last AGM of the Company
       held on 24 APR 2008; Authorize Isamu Sakakibara
       and Tsui-Hui Huang, being the Joint Managing
       Directors of the Company, to complete and do
       all such acts and things [including executing
       such documents as may be required] as they
       and/or he may consider expedient or necessary
       to give effect to the transactions contemplated
       and/or authorized by this resolution; [Authority
       expires the earlier of the date of the next
       AGM of the Company or the date on which the
       next Annual General Meeting of the Company
       is held or required by law to be held or when
       the purchase of shares is carried out to the
       full extent mandated]


--------------------------------------------------------------------------------------------------------------------------
 HUTCHISON WHAMPOA LTD                                                                       Agenda Number:  701882854
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38024108
    Meeting Type:  Annual
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  HK0013000119
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     Receive and adopt the statement of audited accounts       Mgmt          For                            For
       and reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Li Ka-Shing as a Director                    Mgmt          For                            For

3.2    Re-elect Mrs. Chow Woo Mo Fong, Susan as a Director       Mgmt          For                            For

3.3    Re-elect Mr. Lai Kai Ming, Dominic as a Director          Mgmt          For                            For

3.4    Re-elect Mr. William Shumiak as a Director                Mgmt          For                            For

4.     Appoint the Auditor and authorize the Directors           Mgmt          For                            For
       to fix the Auditor's remuneration

5.     Approve the remuneration of HKD 50,000 and HKD            Mgmt          For                            For
       120,000 respectively be payable to the Chairman
       and each of the other Directors of the Company
       for each FY until otherwise determined by an
       Ordinary Resolution of the Company, provided
       that such remuneration be payable in proportion
       to the period during which a Director has held
       office in case of a Director who has not held
       office for the entire year

6.1    Approve a general mandate given to the Directors          Mgmt          Against                        Against
       to issue and dispose of additional ordinary
       shares of the Company not exceeding 20% of
       the existing issued ordinary share capital
       of the Company

6.2    Authorize the Directors of the Company, during            Mgmt          Against                        Against
       the relevant period, to repurchase ordinary
       shares of HKD 0.25 each in the capital of the
       Company in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong Limited or of any other stock
       exchange, not exceeding 10% of the aggregate
       nominal amount of the ordinary share capital
       of the Company in issue at the date of this
       resolution; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]

6.3    Approve, the general granted to the Directors             Mgmt          Against                        Against
       to issue and dispose of additional ordinary
       shares pursuant to Ordinary Resolution Number
       6[1], to add an amount representing the aggregate
       nominal amount of the ordinary share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to Ordinary
       Resolution Number 6[2], provided that such
       amount shall not exceed 10% of the aggregate
       nominal amount of the issued ordinary share
       capital of the Company at the date of this
       resolution

7.     Approve, with effect from the conclusion of               Mgmt          For                            For
       the meeting at which this resolution is passed,
       the amendments to the 2004 Partner Share Option
       Plan as specified, and approve the same by
       the shareholders of Partner and HTIL subject
       to such modifications of the relevant amendments
       to the 2004 Partner Share Option Plan as the
       Directors of the Company may consider necessary,
       taking into account the requirements of the
       relevant regulatory authorities, including
       without limitation, The Stock Exchange of Hong
       Kong Limited, and authorize the Directors to
       do all such acts and things as may be necessary
       to carry out such amendments and [if any] modifications
       into effect




--------------------------------------------------------------------------------------------------------------------------
 HUTCHISON WHAMPOA LTD                                                                       Agenda Number:  701927052
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38024108
    Meeting Type:  EGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  HK0013000119
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, with effect from the later of the conclusion     Mgmt          For                            For
       of the meeting at which this resolution is
       passed and the date on which the shares of
       Hutchison Telecommunications Hong Kong Holdings
       Limited [HTHKH, an indirect non wholly owned
       subsidiary of the Company] are admitted to
       trading on the Main Board of The Stock Exchange
       of Hong Kong Limited [the Stock Exchange],
       the rules of the Share Option Scheme of HTHKH
       [as specified] [the HTHKH Share Option Scheme],
       and authorize the Directors, acting together,
       individually or by committee, to approve any
       amendments to the rules of the HTHKH Share
       Option Scheme as may be acceptable or not objected
       to by the Stock Exchange, and to take all such
       steps as may be necessary, desirable or expedient
       to carry into effect the HTHKH Share Option
       Scheme subject to and in accordance with the
       terms thereof

2.     Approve the master agreement dated 17 APR 2009,           Mgmt          For                            For
       made between the Company and Cheung Kong [Holdings]
       Limited [CKH] [the CKH Master Agreement], setting
       out the basis upon which bonds, notes, commercial
       paper and other similar debt instruments [the
       CKH Connected Debt Securities] may be issued
       by CKH or its subsidiaries and acquired by
       the Company or its wholly owned subsidiaries
       [together the Group], as specified, and authorize
       the Directors, acting together, individually
       or by committee, to approve the acquisition
       of the CKH Connected Debt Securities, as specified
       and of which this Notice forms part [the Circular]
       as contemplated in the CKH Master Agreement
       subject to the limitations set out in the CKH
       Master Agreement; A) during the Relevant Period
       [as specified] to acquire CKH Connected Debt
       Securities; B) i) the aggregate gross purchase
       price of the CKH Connected Debt Securities
       of a particular issue to be acquired, after
       deducting any net sale proceeds of CKH Connected
       Debt Securities to be sold, by the Group [CKH
       Net Connected Debt Securities Position] during
       the Relevant Period pursuant to the approval
       shall not exceed 20% of the aggregate value
       of the subject issue and all outstanding CKH
       Connected Debt Securities of the same issuer
       with the same maturity or shorter maturities;
       ii) the aggregate amount of the CKH Net Connected
       Debt Securities Position and the HSE Net Connected
       Debt Securities Position [as specified] at
       any time during the Relevant Period shall not
       exceed HKD 16,380 million, being approximately
       20% of the Company's "net liquid assets" as
       at 31 DEC 2008 [the Reference Date]; iii) the
       CKH Connected Debt Securities shall be a) listed
       for trading on a recognized exchange, b) offered
       to qualified institutional buyers in reliance
       on Rule 144A under the U.S. Securities Act
       of 1933, as amended, c) offered to persons
       outside the United States in reliance on Regulation
       S under the U.S. Securities Act of 1933, or
       d) offered pursuant to an issue where the aggregate
       value of such issue and all other outstanding
       CKH Connected Debt Securities of the same issuer
       is no less than USD 500 million or its equivalent
       in other currencies permitted, and in all cases
       the CKH Connected Debt Securities shall be
       acquired by the Group only from the secondary
       market and on normal commercial terms arrived
       at after arm's length negotiations; iv) the
       CKH Connected Debt Securities shall be of at
       least investment grade or its equivalent; v)
       the CKH Connected Debt Securities shall not
       include zero coupon instruments or instruments
       with any imbedded option, right to convert
       into or exchange for any form of equity interest
       or derivative; vi) the CKH Connected Debt Securities
       shall be issued in any of the following currencies,
       Hong Kong Dollars, the United States Dollars,
       Canadian Dollars or such other currency as
       the Directors who have no material interest
       in the proposed acquisition of CKH Connected
       Debt Securities consider in their reasonable
       opinion as posing a risk acceptable to the
       Group having regard to the Group's assets and
       businesses from time to time; and vii) the
       CKH Connected Debt Securities shall have maturity
       not in excess of 15 years; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the date on which the authority
       set out in this Resolution is revoked or varied
       by an ordinary resolution of the shareholders
       in general meeting of the Company]

3.     Approve the entering into the master agreement            Mgmt          For                            For
       dated 17 APR 2009, made between the Company
       and Husky Energy Inc. [HSE] [the HSE Master
       Agreement], setting out the basis upon which
       bonds, notes, commercial paper and other similar
       debt instruments [the HSE Connected Debt Securities]
       may be issued by HSE or its subsidiaries and
       acquired by the Group, as specified, and authorize
       the Directors, acting together, individually
       or by committee, to approve the acquisition
       of the HSE Connected Debt Securities, as specified
       and of which this Notice forms part as contemplated
       in the HSE Master Agreement subject to the
       limitations set out in the HSE Master Agreement;
       A) during the Relevant Period [as specified]
       to acquire HSE Connected Debt Securities; B)
       i) the aggregate gross purchase price of the
       HSE Connected Debt Securities of a particular
       issue to be acquired, after deducting any net
       sale proceeds of HSE Connected Debt Securities
       to be sold, by the Group [HSE Net Connected
       Debt Securities Position] during the Relevant
       Period pursuant to the approval shall not exceed
       20% of the aggregate value of the subject issue
       and all outstanding HSE Connected Debt Securities
       of the same issuer with the same maturity or
       shorter maturities; ii) the aggregate amount
       of the HSE Net Connected Debt Securities Position
       and the CKH Net Connected Debt Securities Position
       at any time during the Relevant Period shall
       not exceed HKD 16,380 million, being approximately
       20% of the Company's "net liquid assets" as
       at 31 DEC 2008 [the Reference Date]; iii) the
       HSE Connected Debt Securities shall be a) listed
       for trading on a recognized exchange, b) offered
       to qualified institutional buyers in reliance
       on Rule 144A under the U.S. Securities Act
       of 1933, as amended, c) offered to persons
       outside the United States in reliance on Regulation
       S under the U.S. Securities Act of 1933, or
       d) offered pursuant to an issue where the aggregate
       value of such issue and all other outstanding
       HSE Connected Debt Securities of the same issuer
       is no less than USD 500 million or its equivalent
       in other currencies permitted, and in all cases
       the HSE Connected Debt Securities shall be
       acquired by the Group only from the secondary
       market and on normal commercial terms arrived
       at after arm's length negotiations; iv) the
       HSE Connected Debt Securities shall be of at
       least investment grade or its equivalent; v)
       the HSE Connected Debt Securities shall not
       include zero coupon instruments or instruments
       with any imbedded option, right to convert
       into or exchange for any form of equity interest
       or derivative; vi) the HSE Connected Debt Securities
       shall be issued in any of the following currencies,
       Hong Kong Dollars, the United States Dollars,
       Canadian Dollars or such other currency as
       the Directors who have no material interest
       in the proposed acquisition of HSE Connected
       Debt Securities consider in their reasonable
       opinion as posing a risk acceptable to the
       Group having regard to the Group's assets and
       businesses from time to time; and vii) the
       HSE Connected Debt Securities shall have maturity
       not in excess of 15 years; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the date on which the authority
       set out in this Resolution is revoked or varied
       by an ordinary resolution of the shareholders
       in general meeting of the Company]




--------------------------------------------------------------------------------------------------------------------------
 LEUCADIA NATIONAL CORPORATION                                                               Agenda Number:  933048298
--------------------------------------------------------------------------------------------------------------------------
        Security:  527288104
    Meeting Type:  Annual
    Meeting Date:  11-May-2009
          Ticker:  LUK
            ISIN:  US5272881047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       IAN M. CUMMING                                            Mgmt          For                            For
       PAUL M. DOUGAN                                            Mgmt          For                            For
       ALAN J. HIRSCHFIELD                                       Mgmt          For                            For
       JAMES E. JORDAN                                           Mgmt          For                            For
       JEFFREY C. KEIL                                           Mgmt          For                            For
       J.C. NICHOLS, III                                         Mgmt          For                            For
       MICHAEL SORKIN                                            Mgmt          For                            For
       JOSEPH S. STEINBERG                                       Mgmt          For                            For

02     TO APPROVE CERTAIN AMENDMENTS TO THE COMPANY'S            Mgmt          For                            For
       1999 STOCK OPTION PLAN.

03     TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS         Mgmt          For                            For
       LLP AS INDEPENDENT ACCOUNTANTS OF THE COMPANY
       FOR 2009.




--------------------------------------------------------------------------------------------------------------------------
 LG CORP, SEOUL                                                                              Agenda Number:  701826692
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y52755108
    Meeting Type:  Annual
    Meeting Date:  26-Mar-2009
          Ticker:
            ISIN:  KR7003550001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING            Non-Voting    No vote
       OPTION IN KOREA. THANK YOU.

1.     Approve the financial statements [expected dividend       Mgmt          No vote
       per share: KRW 750 per ordinary shares, KRW
       800 per preferred shares]

2.     Approve the partial amendment to the Articles             Mgmt          No vote
       of Incorporation

3.     Elect the Directors                                       Mgmt          No vote

4.     Elect the Auditor Committee Member                        Mgmt          No vote

5.     Approve the remuneration limit for the Directors          Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 LIU CHONG HING INVESTMENT LTD                                                               Agenda Number:  701864882
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y53239102
    Meeting Type:  Annual
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  HK0194000995
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       together with the reports of the Directors
       and the Auditors of the Company for the YE
       31 DEC 2008

2.     Approve the payment of HKD 0.05 per share as              Mgmt          For                            For
       the final dividend for the YE 31 DEC 2008

3.A    Re-elect Dr. Cheng Mo Chi, Moses as a Director            Mgmt          For                            For

3.B    Re-elect Mr. Liu Chun Ning, Wilfred as a Director         Mgmt          For                            For

3.C    Re-elect Mr. Liu Kam Fai, Winston as a Director           Mgmt          For                            For

3.D    Re-elect Mr. Liu Kwun Shing, Christopher as               Mgmt          For                            For
       a Director

3.E    Approve to fix the Director's fee for the YE              Mgmt          For                            For
       31 DEC 2009 at HKD 120,000 for the Chairman,
       HKD 100,000 for each of the Independent Non-Executive
       Directors, HKD 70,000 for each of the Non-Executive
       Directors and each of the other Directors

4.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

5.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company, during the relevant
       period, on The Stock Exchange of Hong Kong
       Limited [Stock Exchange] or on any other Stock
       Exchange on which the shares of the Company
       may be listed and which recognized by the Securities
       and Futures Commission in Hong Kong and the
       Stock Exchange for this purpose, subject to
       and in accordance with all applicable laws
       and requirements of the Rules Governing the
       Listing of Securities on the Stock Exchange
       or of any other Stock Exchange [as amended
       from time to time], not exceeding 10% of the
       aggregate nominal amount of the issued share
       capital of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       to be held by the Articles of Association of
       the Company or the Companies Ordinance Chapter
       32 of the Laws of Hong Kong to be held]

6.     Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options [including bonds,
       warrants, debentures, notes and any securities
       which carry rights to subscribe for or are
       convertible into shares of the Company] during
       and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company otherwise
       than pursuant to: i) a rights issue; ii) the
       exercise of any rights of subscription or conversion
       under any warrants, bonds, debentures, notes
       and any securities of the Company which carry
       rights to subscribe for or are convertible
       into shares of the Company; iii) an issue of
       shares of the Company upon the exercise of
       the subscription rights attaching to any options
       granted under any Share Option Scheme adopted
       by the Company; iv) an issue of shares as scrip
       dividends or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares of the
       Company in accordance with the Company's Memorandum
       and Articles of Association from time to time;
       or v) specific authority granted by the shareholders
       of the Company in general meeting; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is to be held by the Articles of Association
       of the Company or the Companies Ordinance Chapter
       32 of the Laws of Hong Kong to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       05 and 06, to extend the general mandate granted
       to the Directors of the Company to exercise
       the powers of the Company to allot, issue and
       deal with additional shares pursuant to Resolution
       6, by an amount representing the aggregate
       nominal amount of the share capital repurchased
       by the Company under the authority granted
       pursuant to Resolution 5, provided that such
       amount does not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of passing this
       resolution

8.     Amend the Articles 01, 64, 70, 71, 85, 86A,               Mgmt          For                            For
       86, 161 of the Articles of Association of the
       Company as specified



--------------------------------------------------------------------------------------------------------------------------
 LUNDBERGFOERETAGEN AB                                                                       Agenda Number:  701826072
--------------------------------------------------------------------------------------------------------------------------
        Security:  W54114108
    Meeting Type:  Annual
    Meeting Date:  31-Mar-2009
          Ticker:
            ISIN:  SE0000108847
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     Opening of the meeting                                    Mgmt          No vote

2.     Elect Mr. Per Welin as a Chairman of the meeting          Mgmt          No vote

3.     Approve the voting register                               Mgmt          No vote

4.     Elect 1 or 2 persons to attest the minutes                Mgmt          No vote

5.     Approve the agenda                                        Mgmt          No vote

6.     Approve to determine whether the meeting has              Mgmt          No vote
       been duly convened

7.     The Address by the President                              Mgmt          No vote

8.     Receive the annual report and the Auditors'               Mgmt          No vote
       report, and the consolidated accounts and the
       Auditors' report on the consolidated accounts
       and Auditor's statement on the level of compliance
       with the principles of remuneration of Senior
       Executives applicable since the preceding AGM

9.a    Adopt the income statement and the balance sheet          Mgmt          No vote
       as well as the consolidated income statement
       and consolidated balance sheet

9.b    Grant discharge to the Board of Directors and             Mgmt          No vote
       the President from personal liability

9.c    Approve a dividend for the 2008 FY of SEK 6.00            Mgmt          No vote
       per share and 03 APR 2009 as the record day

10.    Approve to determine the number of Members of             Mgmt          No vote
       the Board of Directors to be 8 with 1 Deputy

11.    Approve to pay the fees to the Board of Directors         Mgmt          No vote
       totaling SEK 1,500,000 of which SEK 350,000
       to the Chairman and SEK 175,000 to each of
       other Board Members elected by AGM, except
       for the President and SEK 100,000 to the Deputy
       Board Member

12.    Approve the information regarding the nominated           Mgmt          No vote
       Board Member's assignments in other companies
       and re-elect Messrs. Gunilla Berg, Lennart
       Bylock, Mats Guldbrand, Tom Hedelius, Fredrik
       Lundberg, Sten Peterson and Christer Zetterberg
       as the Members of the Board; elect Mr. Carl
       Bennet as a new Member of the Board and Ms.
       Katarina Lundberg as a new Deputy Board Member
       and Mr. Mats Guldbrand as a Chairman of the
       Board; Messrs. Per Welin and Pettersson have
       declined re-election

13.    Amend Article 7 of the Articles of Association            Mgmt          No vote
       as specified

14.    Approve the specified guidelines for remuneration         Mgmt          No vote
       of Senior Executives

15.    Authorize the Board during the period up to               Mgmt          No vote
       the close of the following AGM to acquire Series
       B treasury shares subject to the restriction
       that the holding may not at any time exceed
       10% of all of the shares in the Company; such
       shares acquisitions must take place on NASDAQ
       OMX Stockholm in accordance with exchanges
       rules applicable on the acquisition date

16.    Closure of the meeting                                    Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 MITSUI FUDOSAN CO.,LTD.                                                                     Agenda Number:  701988101
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4509L101
    Meeting Type:  Annual
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3893200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director- Toshihiro Soejima                     Mgmt          For                            For

3.2    Appoint a Director- Motokazu Yoshida                      Mgmt          For                            For

3.3    Appoint a Director- Ken Abe                               Mgmt          For                            For

3.4    Appoint a Director- Yoshiyuki Izawa                       Mgmt          For                            For

3.5    Appoint a Director- Junichi Matsumoto                     Mgmt          For                            For

3.6    Appoint a Director- Masami Iijima                         Mgmt          For                            For

3.7    Appoint a Director- seiichi Tanaka                        Mgmt          For                            For

3.8    Appoint a Director- Akishige Okada                        Mgmt          For                            For

3.9    Appoint a Director- Nobuko Matsubara                      Mgmt          For                            For

3.10   Appoint a Director- Ikujiro Nonaka                        Mgmt          For                            For

3.11   Appoint a Director- Hiroshi Hirabayashi                   Mgmt          For                            For

4.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MONTPELIER RE HOLDINGS LTD                                                                  Agenda Number:  933058047
--------------------------------------------------------------------------------------------------------------------------
        Security:  G62185106
    Meeting Type:  Annual
    Meeting Date:  20-May-2009
          Ticker:  MRH
            ISIN:  BMG621851069
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ANTHONY TAYLOR                                            Mgmt          For                            For
       JOHN D. COLLINS                                           Mgmt          For                            For
       ALLAN W. FULKERSON                                        Mgmt          For                            For
       CANDACE L. STRAIGHT                                       Mgmt          For                            For
       ANTHONY TAYLOR                                            Mgmt          For                            For
       THOMAS G.S. BUSHER                                        Mgmt          For                            For
       CHRISTOPHER L. HARRIS                                     Mgmt          For                            For
       DAVID S. SINNOTT                                          Mgmt          For                            For

03     TO APPOINT PRICEWATERHOUSECOOPERS, AN INDEPENDENT         Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM, AS THE COMPANY'S
       INDEPENDENT AUDITOR FOR 2009 AND TO AUTHORIZE
       THE COMPANY'S BOARD OF DIRECTORS, ACTING BY
       THE COMPANY'S AUDIT COMMITTEE, TO SET THEIR
       REMUNERATION.




--------------------------------------------------------------------------------------------------------------------------
 MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AKTIENGESELLSCHAFT IN MUENCHEN, MUENC            Agenda Number:  701856671
--------------------------------------------------------------------------------------------------------------------------
        Security:  D55535104
    Meeting Type:  Annual
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  DE0008430026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.A    Submission of the report of the Supervisory               Non-Voting    No vote
       Board and the corporate governance report including
       the remuneration report for the financial year
       2008

1.B    Submission of the adopted Company financial               Non-Voting    No vote
       statements and management report for the financial
       year 2008, the approved consolidated financial
       statements and management report for the Group
       for the financial year 2008, and the explanatory
       report on the information in accordance with
       Sections 289 para. 4 and 315 para. 4 of the
       German Commercial Code

2.     Resolution on the appropriation of the net retained       Mgmt          No vote
       profits

3.     Resolution to approve the actions of the Board            Mgmt          No vote
       of Management

4.     Resolution to approve the actions of the Supervisory      Mgmt          No vote
       Board

5.     Authorisation to buy back and use own shares              Mgmt          No vote

6.     Authorisation to buy back own shares using derivatives    Mgmt          No vote

7.1.   Elections to the Supervisory Board: Prof. Dr.             Mgmt          No vote
       Peter Gruss

7.2.   Elections to the Supervisory Board: Prof. Dr.             Mgmt          No vote
       Henning Kagermann

7.3.   Elections to the Supervisory Board: Peter                 Mgmt          No vote
       Loscher

7.4.   Elections to the Supervisory Board: Wolfgang              Mgmt          No vote
       Mayrhuber

7.5.   Elections to the Supervisory Board: Prof. Karel           Mgmt          No vote
       Van Miert

7.6.   Elections to the Supervisory Board: Dr. e. h.             Mgmt          No vote
       Bernd Pischetsrieder

7.7.   Elections to the Supervisory Board: Anton van             Mgmt          No vote
       Rossum

7.8.   Elections to the Supervisory Board: Dr. Hans-             Mgmt          No vote
       Jurgen Schinzler

7.9.   Elections to the Supervisory Board: Dr. Ron               Mgmt          No vote
       Sommer

7.10.  Elections to the Supervisory Board: Dr. Thomas            Mgmt          No vote
       Wellauer

8.     Resolution to cancel Contingent Capital 2003              Mgmt          No vote
       I as well as the existing authorisation for
       increasing the share capital under "Authorised
       Capital Increase 2004", to replace this with
       a new authorisation "Authorised Capital Increase
       2009" and to amend Article 4 of the Articles
       of Association

9.     Resolution to amend Articles 3 (entry in the              Mgmt          No vote
       shareholder's register) and 6 (registration
       for the Annual General Meeting) of the Articles
       of Association

10.    Resolution to amend Article 7 of the Articles             Mgmt          No vote
       of Association (electronic participation in
       the Annual General Meeting and postal vote)

11.    Resolution to amend Articles 12 and 13 of the             Mgmt          No vote
       Articles of Association (Supervisory Board)




--------------------------------------------------------------------------------------------------------------------------
 NETIA S.A., WARSZAWA                                                                        Agenda Number:  701682367
--------------------------------------------------------------------------------------------------------------------------
        Security:  X58396106
    Meeting Type:  OGM
    Meeting Date:  09-Sep-2008
          Ticker:
            ISIN:  PLNETIA00014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     Opening of the general meeting                            Mgmt          No vote

2.     Elect the Chairman                                        Mgmt          No vote

3.     Approve to state if the meeting has been convened         Mgmt          No vote
       in conformity of regulations and assuming its
       capability to pass valid resolutions

4.     Approve the presentation of the most important            Mgmt          No vote
       elements of the merger plan with the Company
       Netia Wimax S.A

5.     Adopt the resolution on merger with the Company           Mgmt          No vote
       Netia Wimax S.A

6.     Adopt the resolution on the establishment of              Mgmt          No vote
       the collateral on the enterprise of the Company

7.     Amend of the Company's Statute                            Mgmt          No vote

8.     Approve the changes in the Composition of the             Mgmt          No vote
       Supervisory Board

9.     Closing of the meeting                                    Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 NETIA S.A., WARSZAWA                                                                        Agenda Number:  701797308
--------------------------------------------------------------------------------------------------------------------------
        Security:  X58396106
    Meeting Type:  Annual
    Meeting Date:  11-Feb-2009
          Ticker:
            ISIN:  PLNETIA00014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect the Chairman                                        Mgmt          For                            For

3.     Acknowledge the proper convening of the meeting           Mgmt          For                            For
       and its ability to adopt resolutions

4.     Receive the Merger Plan with Tele 2 SP. Z O.O.            Mgmt          For                            For

5.     Adopt the merger with Tele 2 SP. Z O.O.                   Mgmt          For                            For

6.     Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NETIA S.A., WARSZAWA                                                                        Agenda Number:  701832950
--------------------------------------------------------------------------------------------------------------------------
        Security:  X58396106
    Meeting Type:  Annual
    Meeting Date:  09-Apr-2009
          Ticker:
            ISIN:  PLNETIA00014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect the Chairman of the meeting                         Mgmt          For                            For

3.     Acknowledge the proper convening of the meeting           Mgmt          For                            For
       and its ability to adopt resolutions

4.     Approve the Management Board report on the Company        Mgmt          For                            For
       and the Netia group activities, the financial
       statement of the Company and the consolidated
       financial statement of the capital group, and
       the Supervisory Board report for 2008

5.     Adopt the resolution on approval of the Management        Mgmt          For                            For
       Board report on the Company and the Netia group
       activities, the financial statement of the
       Company and the consolidated financial statement
       of the capital group for 2008

6.     Adopt the resolution concerning the granting              Mgmt          Against                        Against
       of approval of the performance of duties by
       individual Members of the Management Board
       and the Supervisory Board in 2008

7.     Adopt the resolution on covering the loss                 Mgmt          For                            For

8.     Adopt the resolution concerning changes to the            Mgmt          For                            For
       composition of the Supervisory Board of the
       Company, this issue has been included on the
       agenda upon the request of the Company shareholders,
       Third Avenue International Value Fund with
       its seat in Princeton, USA

9.     Adopt the resolution on amendments to remuneration        Mgmt          For                            For
       rules of the Supervisory Board's Members according
       to Resolution No.23 from 21 MAR 2007 OGM of
       the shareholders of the Company, this issue
       has been included on the agenda upon the request
       of the Company shareholders, Third Avenue International
       Value Fund with its seat in Princeton, USA

10.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NEWMONT MINING CORPORATION                                                                  Agenda Number:  933013586
--------------------------------------------------------------------------------------------------------------------------
        Security:  651639106
    Meeting Type:  Annual
    Meeting Date:  29-Apr-2009
          Ticker:  NEM
            ISIN:  US6516391066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       G.A. BARTON                                               Mgmt          For                            For
       V.A. CALARCO                                              Mgmt          For                            For
       J.A. CARRABBA                                             Mgmt          For                            For
       N. DOYLE                                                  Mgmt          For                            For
       V.M. HAGEN                                                Mgmt          For                            For
       M.S. HAMSON                                               Mgmt          For                            For
       R.J. MILLER                                               Mgmt          For                            For
       R.T. O'BRIEN                                              Mgmt          For                            For
       J.B. PRESCOTT                                             Mgmt          For                            For
       D.C. ROTH                                                 Mgmt          For                            For
       J.V. TARANIK                                              Mgmt          For                            For
       S. THOMPSON                                               Mgmt          For                            For

02     RATIFY THE AUDIT COMMITTEE'S APPOINTMENT OF               Mgmt          For                            For
       PRICEWATERHOUSECOOPERS LLP AS NEWMONT'S INDEPENDENT
       AUDITORS FOR 2009.

03     CONSIDER AND ACT UPON A STOCKHOLDER PROPOSAL              Shr           For                            Against
       REGARDING SPECIAL MEETINGS, AS SET FORTH IN
       THE ACCOMPANYING PROXY STATEMENT, IF INTRODUCED
       AT THE MEETING.

04     CONSIDER AND ACT UPON A STOCKHOLDER PROPOSAL              Shr           For                            Against
       TO APPROVE MAJORITY VOTING FOR THE ELECTION
       OF DIRECTORS IN A NON-CONTESTED ELECTION, AS
       SET FORTH IN THE ACCOMPANYING PROXY STATEMENT,
       IF INTRODUCED AT THE MEETING.




--------------------------------------------------------------------------------------------------------------------------
 RUBICON LTD                                                                                 Agenda Number:  701768042
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8186H103
    Meeting Type:  Annual
    Meeting Date:  05-Dec-2008
          Ticker:
            ISIN:  NZRBCE0001S3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     Re-elect Mr. Luke Moriarty as a Director of               Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Constitution

2.     Authorize the Directors of the Company to fix             Mgmt          For                            For
       the Auditors' remuneration for the ensuing
       year

--------------------------------------------------------------------------------------------------------------------------
 RUBICON LTD                                                                                 Agenda Number:  701961698
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8186H103
    Meeting Type:  EGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  NZRBCE0001S3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Knott Partners LP, Knott Partners             Mgmt          No Vote                        Against
       Offshore Master Fund LP, Commonfund Hedged
       Equity Co., Good Steward Trading Co. SPC, Mulsanne
       Partners LP, Shoshone Partners LP & Focus 300
       Ltd making the offer for 10.83% of the shares
       in Rubicon L



--------------------------------------------------------------------------------------------------------------------------
 SAMPO OYJ                                                                                   Agenda Number:  701847331
--------------------------------------------------------------------------------------------------------------------------
        Security:  X75653109
    Meeting Type:  Annual
    Meeting Date:  07-Apr-2009
          Ticker:
            ISIN:  FI0009003305
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     Opening of the meeting                                    Non-Voting    No vote

2.     Calling the meeting to order                              Non-Voting    No vote

3.     Election of persons to scrutinise the minutes             Non-Voting    No vote
       and to supervise the counting of votes

4.     Recording the legality of the meeting                     Non-Voting    No vote

5.     Recording the attendance at the meeting and               Non-Voting    No vote
       adoption of the list of votes

6.     Presentation of the Financial Statements, the             Non-Voting    No vote
       Board of Director's; Report and the Auditor's
       Report

7.     Adoption of the Financial Statements                      Mgmt          No vote

8.     Resolution on the use of the profit shown on              Mgmt          No vote
       the Balance Sheet and the payment of dividend
       The Board of Directors proposes to the Annual
       General Meeting that a dividend of EUR 0,80
       per share from the parent company's distributable
       assets be paid. The dividend will be paid to
       those shareholders who, on the record date
       for payment of dividends, Tuesday, 14 APR 2009,
       are registered in the company's Shareholder
       Register kept by Euroclear Finland Ltd (previously
       the Finnish Central Securities Depository Ltd)
       The Board proposes to the Annual General Meeting
       that the dividend be paid on Tuesday, 21 April
       2009. For those shareholders who have not transferred
       their share certificates to the book-entry
       system by the record date for payment of dividends,
       the dividend will be paid after the transfer
       of their shares to the book-entry system

9.     Resolution on the discharge of the members of             Mgmt          No vote
       the Board of Directors and the CEO from liability

10.    Resolution on the remuneration of the members             Mgmt          No vote
       of the Board of Directors; after hearing the
       major shareholders, the Board's Nomination
       and Compensation Committee proposes to the
       Annual General Meeting that the members of
       the Board of Directors will be paid the following
       fees per annum until the close of the next
       Annual General Meeting the Chairman of the
       Board will be paid an annual fee of EUR 160,000,
       the Vice Chairman of Board will be paid EUR
       100,000, and the other members of the Board
       of Directors will be paid EUR 80,000 each 50
       per cent of each Board member's annual compensation,
       after deduction of taxes and similar payments,
       will be paid in Sampo plc A shares and the
       rest in cash Board members employed by the
       company will not receive separate compensation
       for Board work during the validity of the employment
       or service relationship. As background to the
       proposal that the Nomination and Compensation
       Committee has proposed that the Annual General
       Meeting elect Bj rn Wahlroos to continue as
       a member of the Board of Directors and that
       the Board of Directors elect him as its Chairman.
       At the close of the Annual General Meeting,
       he will step down from the position of Group
       CEO and President of Sampo plc. However, Bj
       rn Wahlroos will continue in the service of
       Sampo plc until 30 June 2009, and therefore
       he will be paid a Board Chairman fee of EUR
       120,000. After the end of the service relationship,
       Bj rn Wahlroos will give up his participation
       in the ;Sampo 2006; Sampo long-term share-based
       incentive scheme for Sampo Group's key management,
       and he will no longer be entitled to payments
       through this scheme

11.    Resolution on the number of members of the Board          Mgmt          No vote
       of Directors After hearing the major shareholders,
       the Nomination and Compensation Committee proposes
       to the Annual General Meeting that eight members
       be elected to the Board of Directors

12.    The Nomination and Compensation Committee proposes        Mgmt          No vote
       to the Annual General Meeting Messrs Brunila,
       Eira Palin-Lehtinen, Jukka Pekkarinen Christoffer
       Taxell, Matti Vuoria and Bj rn Wahlroos, be
       re-elected for a term continuing until the
       close of the next Annual General Meeting. Additionally,
       Sampo plc's Nomination and Compensation Committee
       proposes that Mr. Veli-Matti Mattila be elected
       as a new Board member for a term continuing
       until the close of the next Annual General
       Meeting. The Nomination and Compensation Committee
       proposes that the Board elect Mr. Bj rn Wahlroos
       from among their number as the new Chairman
       of the Board

13.    The Board's Audit Committee proposes to the               Mgmt          No vote
       Annual General Meeting that compensation be
       paid to the company's auditor on the basis
       of reasonable invoicing

14.    The Board's Audit Committee proposes to the               Mgmt          No vote
       Annual General Meeting that Ernst & Young Oy
       be elected as the Auditor until the close of
       the next Annual General Meeting

15.    The Board of Directors proposes that the Annual           Mgmt          No vote
       General Meeting authorize the Board to decide
       on repurchasing Sampo A shares using funds
       available for profit distribution. Sampo A
       shares can be repurchased in one or more lots
       up to a total of 50,000,000 shares. Sampo shares
       can be repurchased in other proportion than
       the shareholders; proportional shareholdings
       (private repurchase). The share price will
       be no higher than the highest price paid for
       Sampo plc shares in public trading at the time
       of the purchase. However, in implementing the
       repurchase of Sampo shares, normal derivatives,
       stock lending or other contracts may also be
       entered into within the legal and regulatory
       limits, at the price determined by the market.
       he holder of all Sampo plc B shares has given
       consent to a buy-back of A shares It is proposed
       that the authorization will be valid until
       the close of the next Annual General Meeting,
       provided this is not more than 18 months from
       the Annual General Meeting's decision

16.    The Board of Directors proposes that the Annual           Mgmt          No vote
       General Meeting decides to reduce the share
       premium account and the reserve fund on the
       company's Balance Sheet as of 31 DEC 2008 by
       EUR 1,160,392,342.66 and by EUR 366,295,191.68,
       respectively, by transferring all the funds
       in the share premium account and reserve fund
       on the Balance Sheet as of 31 DEC 2008 to the
       reserve for invested unrestricted equity. Under
       the old Finnish Companies Act, which was in
       force until 31 AUG 2006, both the share premium
       account and the reserve fund were restricted
       equity. The new Limited Liability Companies
       Act no longer recognises either the concept
       of share premium account or the concept of
       reserve fund but, according to the transitional
       provisions of the new act, it is allowed to
       reduce the size of these funds by adhering
       to the provisions set for reducing share capital.
       Transferring the funds as proposed will enhance
       the flexibility of the company's capital structure
       and increase the distributable equity and reserves

17.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SANOFI-AVENTIS                                                                              Agenda Number:  701820397
--------------------------------------------------------------------------------------------------------------------------
        Security:  F5548N101
    Meeting Type:  OGM
    Meeting Date:  17-Apr-2009
          Ticker:
            ISIN:  FR0000120578
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


O.1    Approve the financial statements and statutory            Mgmt          No vote
       reports

O.2    Receive the consolidated financial statements             Mgmt          No vote
       and statutory reports

O.3    Approve the allocation of income and dividends            Mgmt          No vote
       of EUR 2.20 per share

O.4    Ratify the appointment of Mr. Chris Viehbacher            Mgmt          No vote
       as a Director

O.5    Approve the Auditors' special report regarding            Mgmt          No vote
       related-party transactions

O.6    Approve the transaction with Mr. Chris Viehbacher         Mgmt          No vote
       regarding Severance Payments

O.7    Grant authority for the repurchase of up to               Mgmt          No vote
       10% of issued share capital

E.8    Grant authority for the issuance of equity or             Mgmt          No vote
       equity-linked securities with preemptive rights
       up to aggregate nominal amount of EUR 1.3 billion

E.9    Grant authority for the issuance of equity or             Mgmt          No vote
       equity-linked securities without preemptive
       rights up to aggregate nominal amount of EUR
       500 million

E.10   Grant authority for the capital increase of               Mgmt          No vote
       up to 10% of issued capital for future acquisitions

E.11   Authorize the Board to increase capital in the            Mgmt          No vote
       event of additional demand related to delegation
       submitted to shareholder vote above

E.12   Grant authority for the capitalization of reserves        Mgmt          No vote
       of up to EUR 500 million for bonus issue or
       increase in par value

E.13   Approve the Employee Stock Purchase Plan                  Mgmt          No vote

E.14   Grant authority for the use of up to 2.5% of              Mgmt          No vote
       issued capital in the Stock Option Plan

E.15   Grant authority for the use of up to 1.0% of              Mgmt          No vote
       issued capital in the Restricted Stock Plan

E.16   Approve the reduction in share capital via cancellation   Mgmt          No vote
       of repurchased shares

E.17   Amend Article 15 of the Bylaws regarding the              Mgmt          No vote
       Audit Committee

E.18   Grant authority for the filing of required documents/otherMgmt          No vote
       formalities




--------------------------------------------------------------------------------------------------------------------------
 SEINO HOLDINGS CO.,LTD.                                                                     Agenda Number:  701998392
--------------------------------------------------------------------------------------------------------------------------
        Security:  J70316138
    Meeting Type:  Annual
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3415400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Expand Business
       Lines,     Allow Use of Treasury Shares for
       Odd-Lot Purchases

3.1    Appoint a Director- Yoshikazu Taguchi                     Mgmt          For                            For

3.2    Appoint a Director- Yoshitaka Taguchi                     Mgmt          For                            For

3.3    Appoint a Director- Takao Taguchi                         Mgmt          For                            For

3.4    Appoint a Director- Yoshitaka Nasuno                      Mgmt          For                            For

3.5    Appoint a Director- Hidemi Marula                         Mgmt          For                            For

3.6    Appoint a Director- Shizutoshi Ohtsuka                    Mgmt          For                            For

3.7    Appoint a Director- Mitsuo Mekada                         Mgmt          For                            For

3.8    Appoint a Director- Shimpei Ando                          Mgmt          For                            For

3.9    Appoint a Director- Yuji Tanahashi                        Mgmt          For                            For

3.10   Appoint a Director- Kenjiro Ueno                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOKIO MARINE HOLDINGS,INC.                                                                  Agenda Number:  701991033
--------------------------------------------------------------------------------------------------------------------------
        Security:  J86298106
    Meeting Type:  Annual
    Meeting Date:  29-Jun-2009
          Ticker:
            ISIN:  JP3910660004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director- Kunio Ishihara                        Mgmt          For                            For

3.2    Appoint a Director- Shuzo Sumi                            Mgmt          For                            For

3.3    Appoint a Director- Toshiro Yagi                          Mgmt          For                            For

3.4    Appoint a Director- Daisaku Honda                         Mgmt          For                            For

3.5    Appoint a Director- Hiroshi Amemiya                       Mgmt          For                            For

3.6    Appoint a Director- Shin-Ichiro Okada                     Mgmt          For                            For

3.7    Appoint a Director- Minoru Makihara                       Mgmt          For                            For

3.8    Appoint a Director- Masamitsu Sakurai                     Mgmt          For                            For

3.9    Appoint a Director- Tomochika Iwashita                    Mgmt          For                            For

3.10   Appoint a Director- Hiroshi Miyajima                      Mgmt          For                            For

3.11   Appoint a Director- Kunio Ito                             Mgmt          For                            For

4.     Appoint a Corporate Auditor- Tetsuo Kanioka               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 UNITED INTERNATIONAL ENTERPRISES LTD, NASSAU                                                Agenda Number:  701958893
--------------------------------------------------------------------------------------------------------------------------
        Security:  P95133131
    Meeting Type:  Annual
    Meeting Date:  10-Jun-2009
          Ticker:
            ISIN:  BSP951331318
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the consolidated financial            Mgmt          For                            For
       statements for the YE 31 DEC 2008 and the report
       of the Directors and the Auditors thereon

2.A    Re-elect Mr. Martin Bek-Nielsen as a Director,            Mgmt          For                            For
       who retires by rotation

2.b    Re-elect Mr. John A. Goodwin as a Director,               Mgmt          For                            For
       who retires by rotation

2.c    Re-elect Mr. Kjeld Ranum as a Director, who               Mgmt          For                            For
       retires by rotation

3.     Approve the payment of a dividend of 7%, or               Mgmt          For                            For
       USD 0.70, per USD 10.00 share, and in recognition
       of United Plantation's proposed special dividend
       and record result a special dividend of 3%
       or USD 0.30 per USD 10.00 share to shareholders
       on the register at the close of business on
       15 JUN 2009 [in the preliminary announcement
       of Annual Report 2008, this date was announced
       as 10 JUN 2009]

4.     Approve to revise and amend Memorandum and Articles       Mgmt          For                            For
       of Association of the Company

5.     Approve to fix the remuneration of the Directors          Mgmt          For                            For

6.     Appoint the Auditors and authorize the board              Mgmt          For                            For
       to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 UNITED MICROELECTRONICS CORP                                                                Agenda Number:  701972970
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y92370108
    Meeting Type:  Annual
    Meeting Date:  10-Jun-2009
          Ticker:
            ISIN:  TW0002303005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Chairman: Mr. Stan Hung                                   Non-Voting    No vote

2.     Chairman's address                                        Non-Voting    No vote

3.1    UMC 2008 business operations                              Mgmt          No vote

3.2    Supervisors' report on reviewing 2008 audited             Mgmt          No vote
       financial reports

3.3    Acquisition or disposal of assets with related            Mgmt          No vote
       parties in 2008

3.4    Status of 12th and 13th shares buyback program            Mgmt          No vote

3.5    Amendment of the Employee Stock Option Plan               Mgmt          No vote

3.6    Amendment of the Transfer Repurchased Shares              Mgmt          No vote
       to Employees Phase XI Procedure

4.1    To acknowledge 2008 business report and financial         Mgmt          No vote
       statements

4.2    To acknowledge 2008 profit and loss appropriation         Mgmt          No vote
       chart

5.1    Proposal to amend the Company's "Loan Procedure"          Mgmt          No vote

5.2    Proposal to amend the Company's "Endorsements             Mgmt          No vote
       and Guarantees Procedure"

5.3    Proposal to amend the Company's "Financial Derivatives    Mgmt          No vote
       Transaction Procedure"

5.4    Proposal to amend the Company's "Acquisition              Mgmt          No vote
       or Disposal of Assets Procedure"

5.5    Proposal to discuss the acquisition of total              Mgmt          No vote
       shares of He Jian Technology (Suzhou) Co.,
       Ltd through merging with the Holding Companies

5.6    Proposal to discuss the new share issuance for            Mgmt          No vote
       merging with the Holding Companies of He Jian
       Technology (Suzhou) Co., Ltd

6.1    Election Mr. Chun-Yen Chang [ID: D100028575]              Mgmt          No vote
       as an Independent Director

6.2    Election Mr. Chung Laung Liu [ID: S124811949]             Mgmt          No vote
       as an Independent Director

6.3    Election Mr. Paul S.C. Hsu [ID: F102847490]               Mgmt          No vote
       as an Independent Director

6.4    Election Mr. Cheng-Li Huang [ID: R100769590]              Mgmt          No vote
       as an Independent Director

6.5    Election Mr. Ting-Yu Lin [ID: A122296636] as              Mgmt          No vote
       an Outside Director, Shareholder No: 5015

6.6    Election Mr. Stan Hung [ID: N120210012] as a              Mgmt          No vote
       Director, Shareholder No: 111699

6.7    Election Mr. Shih-Wei Sun [Representative of              Mgmt          No vote
       Silicon Integrated Systems Corp] as a Director,
       Shareholder No: 1569628

6.8    Election Mr. Wen-Yang Chen [Representative of             Mgmt          No vote
       Hsun Chieh Investment Co.] as a Director, Shareholder
       No: 195818

6.9    Election Mr. Po-Wen Yen [Representative of Hsun           Mgmt          No vote
       Chieh Investment Co.] as a Director, Shareholder
       No: 195818

7.     Extraordinary Motions                                     Non-Voting    No vote

8.     Adjournment                                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 VITASOY INTERNATIONAL HOLDINGS LTD                                                          Agenda Number:  701664852
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y93794108
    Meeting Type:  Annual
    Meeting Date:  28-Aug-2008
          Ticker:
            ISIN:  HK0345001611
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements,       Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 MAR 2008

2.     Approve the payment of a final dividend in respect        Mgmt          For                            For
       of the YE 31 MAR 2008

3.     Approve the payment of a special dividend in              Mgmt          For                            For
       respect of the YE 31 MAR 2008

4.A.i  Re-elect Mr. Iain F. Bruce as a Director                  Mgmt          For                            For

4A.ii  Re-elect Ms. Yvonne Mo-ling Lo as a Director              Mgmt          For                            For

4.B    Approve to fix the remuneration of the Directors          Mgmt          For                            For

5.     Appoint the Auditors and authorize the Directors          Mgmt          For                            For
       to fix their remuneration

6.A    Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options during and after
       the relevant period, not exceeding 20% of the
       aggregate nominal amount of the issued share
       capital of the Company plus the nominal amount
       of the share capital of the Company repurchased
       by the Company subsequent to the passing of
       this resolution [up to a maximum equivalent
       to 10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of passing of this resolution, otherwise
       than pursuant to i) a rights issue; or ii)
       any scrip dividend scheme or similar arrangement;
       or iii) an issue of shares pursuant to the
       exercise of options which may be granted under
       any option scheme or similar arrangement for
       the time being adopted for the grant or issue
       to the Officers and/or employees of the Company
       and/or any of its subsidiaries of shares or
       rights to acquire shares of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM is required
       by Articles of Association of the Company or
       any applicable Laws to be held]

6.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of HKD 0.25 each in the capital of the
       Company and to purchase the shares subject
       to and in accordance with all applicable laws,
       rules and regulations and to procure the Company
       to repurchase shares at such prices as the
       Directors of the Company may at their discretion
       determine during the relevant period, not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of passing of this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM is required
       by Articles of Association of the Company or
       any applicable Laws to be held]

6.C    Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       6.A and 6.B as specified, to add the aggregate
       nominal amount of the share capital of the
       Company repurchased by the Company pursuant
       to Resolution 6.B as specified, to the aggregate
       nominal amount of the share capital of the
       Company that may be allotted by the Directors
       of the Company pursuant to and in accordance
       with Resolution 6.A as specified


--------------------------------------------------------------------------------------------------------------------------
 VITERRA INC.                                                                                Agenda Number:  932998620
--------------------------------------------------------------------------------------------------------------------------
        Security:  92849T108
    Meeting Type:  Annual
    Meeting Date:  11-Mar-2009
          Ticker:  VTRAF
            ISIN:  CA92849T1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       THOMAS BIRKS                                              Mgmt          For                            For
       VIC BRUCE                                                 Mgmt          For                            For
       THOMAS CHAMBERS                                           Mgmt          For                            For
       DALLAS HOWE                                               Mgmt          For                            For
       HAROLD MILAVSKY                                           Mgmt          For                            For
       HERB PINDER, JR.                                          Mgmt          For                            For
       MAYO SCHMIDT                                              Mgmt          For                            For
       LARRY RUUD                                                Mgmt          For                            For
       BONNIE DUPONT                                             Mgmt          For                            For
       TIM HEARN                                                 Mgmt          For                            For

02     TO APPOINT DELOITTE & TOUCHE LLP AS AUDITORS              Mgmt          For                            For
       OF THE CORPORATION FOR THE ENSUING YEAR AND
       AUTHORIZING THE DIRECTORS TO FIX THEIR REMUNERATION.




--------------------------------------------------------------------------------------------------------------------------
 WBL CORPORATION LTD                                                                         Agenda Number:  701792207
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9532A108
    Meeting Type:  Annual
    Meeting Date:  15-Jan-2009
          Ticker:
            ISIN:  SG1K63001673
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited accounts for the YE 30 SEP 2008

2.     Declare a final dividend of 5 cents per ordinary          Mgmt          For                            For
       stock unit [one-tier tax exempt] for the YE
       30 SEP 2008 as recommended by the Directors

3.a    Re-elect Mr. Ng Ser Miang as a Director, who              Mgmt          For                            For
       retires under Article 100 of the Company's
       Articles of Association

3.b    Re-elect Mr. Lai Teck Poh as a Director, who              Mgmt          For                            For
       retires under Article 100 of the Company's
       Articles of Association

4.a    Re-elect Dr. Peter Eng Hsi Ko as a Director,              Mgmt          For                            For
       who retires under Article 103 of the Company's
       Articles of Association

4.b    Re-elect Dr. Ser Wee as a Director, who retires           Mgmt          For                            For
       under Article 103 of the Company's Articles
       of Association

5.a    Approve the fees of the Non-Executive Directors           Mgmt          For                            For
       in cash SGD 750,750 for the YE 30 SEP 2008

5.b    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Article 139A of the Company's Articles of
       Association, to allot and issue an aggregate
       of 14,000 ordinary shares of the Company [the
       Remuneration Shares] as bonus shares for which
       no consideration is payable, to The Central
       Depository (Pte) Limited for the account of,
       2,000 ordinary shares in the capital of the
       Company for each Non-Executive Director who
       has served for at least 6 months of the term
       corresponding to the FY [2007: 0 ordinary shares],
       and for this purpose: 1) Mr. Wong Nang Jang
       [or for the account of such depository agent
       as he may direct] in respect of 2,000 Remuneration
       Shares; 2) Mr. Ng Ser Miang [or for the account
       of such depository agent as he may direct]
       in respect of 2,000 Remuneration Shares; 3)
       Dr. Cham Tao Soon [or for the account of such
       depository agent as he may direct] in respect
       of 2,000 Remuneration Shares; 4) Mr. Fong Kwok
       Jen [or for the account of such depository
       agent as he may direct] in respect of 2,000
       Remuneration Shares; 5) Mr. Norman Ip Ka Cheung
       [or for the account of such depository agent
       as he may direct] in respect of 2,000 Remuneration
       Shares; 6) Mr. Michael Wong Pakshong [or for
       the account of such depository agent as he
       may direct] in respect of 2,000 Remuneration
       Shares and 7) Mr. Yeap Lam Yang or for the
       account of such depository agent as he may
       direct] in respect of 2,000 Remuneration Shares,
       as payment in part of their respective Non-Executive
       Directors' fees for the FYE 30 SEP 2008 and
       that the Remuneration Shares, upon issue, be
       converted into a corresponding number of units
       of ordinary stock of the Company to rank pari
       passu in all respects with the existing ordinary
       stock units and authorize any Director or Secretary
       of the Company to do all things necessary or
       desirable to give effect to the foregoing

6.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       and authorize the Directors to fix their remuneration

7.     Transact any other business                               Non-Voting    No vote

8.     Authorize the Directors of the Company to: issue          Mgmt          Against                        Against
       shares in the capital of the Company [Shares]
       whether by way of rights, bonus or otherwise
       and/or make or grant offers, agreements or
       options [collectively, Instruments] that might
       or would require shares to be issued, including
       but not limited to the creation and issue of
       [as well as adjustments to] warrants, debentures
       or other instruments convertible into shares,
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and [notwithstanding the authority
       conferred by this resolution may have ceased
       to be in force] issue shares in pursuance of
       any Instrument made or granted by the Directors
       while this Resolution was in force, provided
       that: the aggregate number of shares to be
       issued pursuant to this resolution [including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this Resolution]
       does not exceed 50% of the total number of
       issued share [excluding treasury shares] in
       capital of the Company [as calculated in accordance
       with this Resolution], of which the aggregate
       number of shares to be issued other than on
       a pro rata basis to stockholders of the Company
       [including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolution] does not exceed 10% of the
       total number of issued share [excluding treasury
       shares] in the capital of the Company[as calculated
       in accordance with this Resolution]; [subject
       to such manner of calculation as may be prescribed
       by the Singapore Exchange Securities Trading
       Limited] for the purpose of determining the
       aggregate number of shares that may be issued
       under this Resolution, the total number of
       issued shares [excluding treasury shares] shall
       be based on the total number of issued shares
       [excluding treasury shares] in the capital
       of the Company at the time this Resolution
       is passed, after adjusting for: a) new shares
       arising from the conversion or exercise of
       any convertible securities or share options
       or vesting of share awards which are outstanding
       at the time this Resolution is passed; b) any
       subsequent consolidation or subdivision of
       shares; in exercising the authority conferred
       by this Resolution, the Company shall comply
       with the provisions of the Listing Manual of
       the Singapore Exchange Securities Trading Limited
       for the time being in force [unless such compliance
       has been waived by the Singapore Exchange Securities
       Trading Limited] and the Articles of Association
       for the time being of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the date by which
       the next AGM of the Company is required by
       law to be held]; and contingent upon any of
       the ordinary shares in the capital of the Company
       being issued and being credited as fully paid,
       convert the same into a corresponding number
       of units of ordinary stock

9.     Authorize the Directors to allot and issue from           Mgmt          Against                        Against
       time to time such number of shares in the capital
       of the Company as may be required to be issued
       pursuant to the exercise of the options granted
       under the WBL Executives' Share Option Scheme
       [the ESOS] provided that the aggregate number
       of shares to be issued pursuant to the ESOS
       shall not exceed 10% of the total number of
       issued ordinary shares [excluding treasury
       shares] in the capital of the Company from
       time to time, and, contingent upon any of the
       ordinary shares in the Company being issued
       and being credited as fully paid, the same
       be and shall thereby be converted into a corresponding
       number of units of ordinary stock




--------------------------------------------------------------------------------------------------------------------------
 WBL CORPORATION LTD                                                                         Agenda Number:  701792334
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9532A108
    Meeting Type:  EGM
    Meeting Date:  15-Jan-2009
          Ticker:
            ISIN:  SG1K63001673
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 [the Companies Act]
       and to purchase or otherwise acquire ordinary
       stock units in the capital of the Company,
       not exceeding in aggregate 2 % of the issued
       ordinary share capital of the Company, as at
       the date of the passing of this resolution
       have been converted excluding any underlying
       shares in respect of stock units held as treasury
       shares at such price or prices as may be determined
       by the Directors form time to time up to the
       maximum price in relation to stock unit to
       be purchased or acquired, means the purchase
       price in the case of a market purchase of a
       stock unit pursuant to an equal access scheme
       105% of the average closing price of the stock
       units; and in the case of an off-market purchase
       of a stock unit pursuant to an equal access
       scheme, 110% of average closing price of the
       stock units; whether by way of market purchase
       on the Singapore Exchange securities trading
       limited ['SGX-ST'] and/or any other stock exchange
       on which the stock units may for the time being
       be listed and quoted ['Other Exchange'] and/or
       off-market purchase(s) (if effected otherwise
       than on the SGX-ST or, as the case may be,
       Other Exchange) in accordance with any equal
       access scheme and otherwise in accordance with
       all other laws and regulations and rules of
       the SGX-ST or, as the case may be, other exchange
       as may for the time being be applicable, and
       approve generally and unconditionally [the
       'Stock Purchase Mandate']; pursuant to the
       Stock Purchase Mandate may be exercised by
       the Directors at any time and from time to
       time during the period commencing from the
       date of the passing of this Resolution; [Authority
       expires the earlier of the date of the next
       AGM of the Company is held and the date by
       which the next AGM of the Company is required
       by law to be held] and to complete and do all
       such acts and things [including executing such
       documents as may be required] as they and/or
       may consider expedient or necessary to give
       effect to the transactions contemplated and/or
       authorized by the resolution




--------------------------------------------------------------------------------------------------------------------------
 WBL CORPORATION LTD                                                                         Agenda Number:  701899227
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9532A108
    Meeting Type:  EGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  SG1K63001673
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors: (i) to create and issue          Mgmt          For                            For
       up to SGD 159,677,145 in aggregate principal
       amount of 2.5% convertible bonds due 2014 [the
       Convertible Bonds] in the denomination of SGD
       1.00 for each Convertible Bond, at an issue
       price of SGD 1.00 for each Convertible Bond,
       and on such terms and conditions as the Directors
       may determine, such Convertible Bonds to be
       convertible at the option of the holder [the
       Bondholder] into new ordinary shares in the
       capital of the Company [the Conversion Shares]
       [which Conversion Shares upon their issue will
       be converted into ordinary stock units in the
       capital of the Company [the Stock Units] for
       so long as ordinary shares in the capital of
       the Company [the Shares] are, upon issue, immediately
       converted into stock units] at a conversion
       price [the Conversion Price] to be determined
       by the Directors, subject to such adjustments
       and in accordance with such other terms and
       conditions as the Directors may in their absolute
       discretion and from time to time deem fit;
       (ii) to allot and issue: (a) upon conversion,
       such number of Conversion Shares as may be
       required or permitted to be allotted and issued
       on the conversion of the Convertible Bonds,
       subject to and otherwise in accordance with
       such terms and conditions of the Convertible
       Bonds, and that contingent upon any of the
       Conversion Shares being issued and being credited
       as fully-paid, the same be thereby converted
       into a corresponding number of Stock Units
       [for so long as shares are, upon issue, immediately
       converted into Stock Units] which rank pari
       passu in all respects with the then existing
       Stock Units, save as may otherwise be provided
       in the terms and conditions of the Convertible
       Bonds; and (b) on the same basis as this resolution
       above, such further Conversion Shares as may
       be required to be allotted and issued on the
       conversion of any of the Convertible Bonds
       upon the adjustment of the Conversion Price
       in accordance with the terms and conditions
       of the Convertible bonds, and that contingent
       upon any of such further Conversion Shares
       being issued and being credited as fully-paid,
       the same be thereby converted into a corresponding
       number of Stock Units [for so long as Shares
       are, upon issue, immediately converted into
       Stock Units]; to undertake the renounceable
       underwritten rights issue of the Convertible
       Bonds [the Rights Issue] and provisionally
       allot and issue the Convertible Bonds on the
       basis of 3 Convertible Bonds for every 4 existing
       Stock Units held by Stockholders [as specified
       in the circular to Stockholders dated 13 APR
       2009 [the Circular]] as at the books closure
       date [as specified in the Circular], fractional
       entitlements to be disregarded, on the terms
       and conditions set out below or on such other
       terms and conditions [including the basis of
       provisional allotments of Convertible Bonds]
       as the Directors may in their absolute discretion
       and from time to time think fit: (i) the provisional
       allotments of Convertible Bonds shall be made
       on a renounceable basis to the entitled Stockholders
       [as specified in the circular] whose names
       appear in the register of members of the Company
       or the records of The Central Depository [PTE]
       Limited [CDP] as at the books closure date
       with registered addresses in Singapore or who
       have, at least 3 Market Days [as specified
       in the circular] prior to the books closure
       date, provided CDP or the share registrar [as
       specified in the circular], as the case may
       be, with addresses in Singapore for the service
       of notices and documents and such Stockholders
       who the Company and Oversea-Chinese Banking
       Corporation Limited agree, may be offered the
       Convertible Bonds without breaching applicable
       securities laws [the Qualified Stockholders],
       on the basis of 3 Convertible Bonds for 4 existing
       Stock Units then held by the Stockholders;
       (ii) no provisional allotment of Convertible
       Bonds shall be made in favour of Stockholders
       other than the Qualified Stockholders; (iii)
       the provisional allotments of Convertible Bonds
       which would otherwise have been provisionally
       allotted to Stockholders with registered addresses
       outside Singapore as at the books closure date
       and who have not, at least 3 Market Days prior
       thereto, provided CDP or the share registrar,
       as the case may be, with addresses in Singapore
       for the service of notices and documents [the
       Foreign Stockholders] may be disposed of by
       the Company in such manner and on such terms
       and conditions as the Directors shall deem
       fit for the purpose of renouncing the rights
       entitlements relating thereto to purchasers
       thereof and to pool and thereafter distribute
       the net proceeds thereof, if any [after deducting
       all expenses], proportionately among such Foreign
       Stockholders in accordance with their respective
       Stockholdings or, as the case may be, the number
       of Stock Units entered against their names
       in the depository register [as specified in
       the circular] as at the books closure date,
       provided that if the amount to be distributed
       to any single Foreign Stockholder is less than
       SGD 10.00, such amount shall instead be retained
       by the Company or dealt with as the Directors
       may, in their absolute discretion, deem fit
       for the benefit of the Company; and (iv) the
       provisional allotments of Convertible Bonds
       not taken up or allotted for any reason shall
       be used to satisfy applications for excess
       Convertible Bonds [if any] or otherwise dealt
       with in such manner as the Directors may, in
       their absolute discretion, deem fit for the
       benefit of the Company; and to complete and
       do all acts and things [including executing
       all such documents as may be required in connection
       with the rights issue, and the issue of the
       Convertible Bonds, the Conversion Shares and
       the Conversion Stock Units) and to exercise
       their absolute discretion as they may deem
       fit, advisable or necessary to give full effect
       to this Ordinary Resolution and the Rights
       Issue, and the issue of the Convertible Bonds,
       the Conversion Shares and the Conversion stock
       Units




--------------------------------------------------------------------------------------------------------------------------
 YUANTA FINANCIAL HOLDING CO LTD                                                             Agenda Number:  701974986
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2652W109
    Meeting Type:  Annual
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  TW0002885001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2008 business operations                              Non-Voting    No vote

A.2    The 2008 audited reports                                  Non-Voting    No vote

A.3    The status of buyback treasury stock                      Non-Voting    No vote

A.4    The revision to the rules of transferring buyback         Non-Voting    No vote
       treasury stock to employees

A.5    The status of unsecured Corporate bonds                   Non-Voting    No vote

A.6    The publication of Financial Holding Company              Non-Voting    No vote
       Act

B.1    Approve the 2008 business reports and financial           Mgmt          No vote
       statements

B.2    Approve the 2008 profit distribution; proposed            Mgmt          No vote
       cash dividend: TWD 0.18 per share

B.3    Approve the proposal of profit distribution               Mgmt          No vote
       from capital reserves

B.4    Extraordinary motions                                     Mgmt          No vote



Third Ave Real Estate
--------------------------------------------------------------------------------------------------------------------------
 ASSOCIATED ESTATES REALTY CORPORATION                                                       Agenda Number:  933027105
--------------------------------------------------------------------------------------------------------------------------
        Security:  045604105
    Meeting Type:  Annual
    Meeting Date:  06-May-2009
          Ticker:  AEC
            ISIN:  US0456041054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ALBERT T. ADAMS                                           Mgmt          For                            For
       JAMES M. DELANEY                                          Mgmt          For                            For
       JEFFREY I. FRIEDMAN                                       Mgmt          For                            For
       MICHAEL E. GIBBONS                                        Mgmt          For                            For
       MARK L. MILSTEIN                                          Mgmt          For                            For
       JAMES A. SCHOFF                                           Mgmt          For                            For
       RICHARD T. SCHWARZ                                        Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT ACCOUNTANTS
       FOR THE COMPANY'S FISCAL YEAR ENDING DECEMBER
       31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 AVATAR HOLDINGS INC.                                                                        Agenda Number:  933071576
--------------------------------------------------------------------------------------------------------------------------
        Security:  053494100
    Meeting Type:  Annual
    Meeting Date:  28-May-2009
          Ticker:  AVTR
            ISIN:  US0534941002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       P.D. BARNETT                                              Mgmt          For                            For
       M. DRESNER                                                Mgmt          For                            For
       R.W. EINIGER                                              Mgmt          For                            For
       G.D. KELFER                                               Mgmt          For                            For
       JOSHUA NASH                                               Mgmt          For                            For
       K.T. ROSEN                                                Mgmt          For                            For
       J.M. SIMON                                                Mgmt          For                            For
       B.A. STEWART                                              Mgmt          For                            For

02     APPROVAL OF THE APPOINTMENT OF ERNST & YOUNG,             Mgmt          For                            For
       LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM, AS AUDITORS OF AVATAR HOLDINGS INC. FOR
       2009.




--------------------------------------------------------------------------------------------------------------------------
 BRITISH LAND CO PLC R.E.I.T., LONDON                                                        Agenda Number:  701642490
--------------------------------------------------------------------------------------------------------------------------
        Security:  G15540118
    Meeting Type:  Annual
    Meeting Date:  11-Jul-2008
          Ticker:
            ISIN:  GB0001367019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       audited accounts for the YE 31 MAR 2008

2.     Declare a final dividend for the YE 31 MAR 2008           Mgmt          For                            For

3.     Re-elect Mr. Stephen Hester as a Director                 Mgmt          For                            For

4.     Re-elect Mr. Graham Roberts as a Director                 Mgmt          For                            For

5.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For

6.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

7.     Approve the remuneration report, as specified             Mgmt          For                            For

8.     Approve to renew the Directors' authority to              Mgmt          Against                        Against
       allot unissued share capital or convertible
       securities of the Company, granted by shareholders
       on 13 JUL 2007 pursuant to Section 80 of the
       Companies Act 1985

s.9    Approve to waive the pre-emption rights held              Mgmt          For                            For
       by existing shareholders which attach to future
       issues of equity securities of Company for
       cash by virtue of Section 89 of the Companies
       Act 1985

s.10   Authorize the Company to purchase its own shares          Mgmt          For                            For
       pursuant to the Articles of Association of
       the Company and in accordance with Section
       166 of the Companies Act 1985

s.11   Amend Articles of Association as a consequence            Mgmt          For                            For
       of the Companies Act 2006

S.12   Amend Articles of Association, conditional upon           Mgmt          For                            For
       special resolution 11 and the coming into force
       of Section 175 of the Companies Act 2006 [expected
       to be 01 OCT 2008] and pursuant to special
       resolution 11 and authorize the Directors to
       approve direct or indirect interests that conflict,
       or may conflict, with the Company's interest

13.    Approve the The British Land Company Fund Managers'       Mgmt          For                            For
       Performance Plan

14.    Approve, conditional upon the passing of resolution       Mgmt          Against                        Against
       13, the operation of the The British Land Company
       Fund Managers' Performance plan, as amended,
       with effect from the start of the FY commencing
       01 APR 2007




--------------------------------------------------------------------------------------------------------------------------
 BRITISH LAND CO PLC R.E.I.T., LONDON                                                        Agenda Number:  701816552
--------------------------------------------------------------------------------------------------------------------------
        Security:  G15540118
    Meeting Type:  OGM
    Meeting Date:  03-Mar-2009
          Ticker:
            ISIN:  GB0001367019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, subject to Resolutions 2 and 3 being             Mgmt          For                            For
       passed, to increase the authorized share capital
       of the Company from 800,000,000 to 887,000,000
       by the creation of an additional 87,000,000
       ordinary shares of 25 pence each in the capital
       of the Company having the rights and privileges
       and being subject to the restrictions contained
       in the Articles of Association of the Company
       and ranking pari passu in all respects with
       the existing ordinary shares of 25 pence each
       in the capital of the Company

2.     Authorize the Directors, subject to Resolutions           Mgmt          For                            For
       1 and 3 being passed, to allot relevant securities
       [as specified in the Companies Act 1985], up
       to an aggregate nominal amount of GBP 85,218,397
       [equivalent to 340,873,589 ordinary shares
       of 25 pence each in the capital of the Company]
       in connection with the rights issue [as specified];
       and up to an aggregate nominal amount GBP 71,015,330
       [equivalent to 284,061,323 ordinary shares
       of 25 pence each in the capital of the Company];
       [Authority expires at until the end of the
       next AGM of the Company] and the Board may
       allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

3.     Authorize the Directors, subject to Resolutions           Mgmt          For                            For
       1 and 2 being passed, to allot equity securities
       [as specified in the Companies Act 1985] for
       cash under the authority given by the preceding
       Resolution, free of the restriction in Section
       89(1) of the Companies Act 1985, such power
       is limited to the allotment of equity securities:
       [a] in connection with the rights issue [as
       specified] and the Directors are directed to
       implement the rights issue on the basis as
       specified and generally and unconditionally
       to exercise all the powers of the Company to
       the extent the Directors determine necessary
       to implement the rights issue; and [b] otherwise
       than in connection with the rights issue [as
       specified], up to an aggregate nominal amount
       of GBP 10,793,127 [equivalent to 43,172,510
       ordinary shares of 25 pence each in the capital
       of the Company]; [Authority expires at until
       the end of the next AGM of the Company], and
       the Board may allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

4.    Authorize the Directors, to offer any holders             Mgmt          For                            For
       of ordinary shares of 25 pence each in the
       capital of the Company the right to elect to
       receive ordinary shares of 25 pence each in
       the capital of the Company, credited as fully
       paid, instead of cash in respect of the whole
       [or some part, to be determined by the Directors]
       of any dividend declared during the period
       starting the date of this Resolution and ending
       at the beginning of the 5th AGM of the Company
       next following the date of this Resolution
       and shall be permitted to do all acts and things
       required or permitted to be done in Article
       154 of the Articles of Association of the Company,
       and the number of new ordinary shares of 25
       pence each in the capital of the Company that
       are received instead of cash in respect of
       the whole [or some part, to be determined by
       the Directors] of any dividend may be such
       that their relevant value exceeds such cash
       amount [disregarding any tax credit] of the
       dividend that such holders of ordinary shares
       of 25 pence each in the capital of the Company
       elect to forgo by up to 5% for these purposes
       the relevant value has the same meaning and
       is calculated in the same manner as in Article
       154(B) of the Articles of Association of the
       Company; [Authority expires at a period of
       5 years from the date of this resolution]




--------------------------------------------------------------------------------------------------------------------------
 BROOKFIELD ASSET MANAGEMENT INC.                                                            Agenda Number:  933032625
--------------------------------------------------------------------------------------------------------------------------
        Security:  112585104
    Meeting Type:  Annual and Special
    Meeting Date:  05-May-2009
          Ticker:  BAM
            ISIN:  CA1125851040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MARCEL R. COUTU                                           Mgmt          For                            For
       MAUREEN KEMPSTON DARKES                                   Mgmt          For                            For
       LANCE LIEBMAN                                             Mgmt          For                            For
       G. WALLACE F. MCCAIN                                      Mgmt          For                            For
       FRANK J. MCKENNA                                          Mgmt          For                            For
       JACK M. MINTZ                                             Mgmt          For                            For
       PATRICIA M. NEWSON                                        Mgmt          For                            For
       JAMES A. PATTISON                                         Mgmt          For                            For

02     THE APPOINTMENT OF THE EXTERNAL AUDITOR AND               Mgmt          For                            For
       AUTHORIZING THE DIRECTORS TO SET ITS REMUNERATION;

03     THE 2009 PLAN RESOLUTION.                                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CAPITALAND LTD                                                                              Agenda Number:  701859766
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y10923103
    Meeting Type:  Annual
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  SG1J27887962
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors report and audited        Mgmt          For                            For
       financial statements for the YE 31 DEC 2008
       and the Auditors report thereon

2.     Declare a first and final 1-tier dividend of              Mgmt          For                            For
       SGD 0.055 per share and a special 1-tier dividend
       of SGD 0.015 per share for the year ended 31
       DEC 2008

3.     Approve the Directors fees of SGD 1,137,555               Mgmt          For                            For
       for the YE 31 DEC 2008, [2007: SGD 1,323,900]

4.1    Re-appoint Dr. Hu Tsu Tau as a Director, who              Mgmt          For                            For
       retires under Section 153[6] of the Companies
       Act, Chapter 50 of Singapore,to hold office
       from the date of this AGM until the next AGM

4.2    Re-appoint Mr. Lim Chin Beng as a Director,               Mgmt          For                            For
       who retires under Section 153[6] of the Companies
       Act, Chapter 50 of Singapore, to hold office
       from the date of this AGM until the next AGM

4.3    Re-appoint Mr. Richard Edward Hale as a Director,         Mgmt          For                            For
       who retires under Section 153[6] of the Companies
       Act, Chapter 50 of Singapore, to hold office
       from the date of this AGM until the next AGM

5.1    Re-elect Mr. James Koh Cher Siang as a Director,          Mgmt          For                            For
       who retires by rotation pursuant to Article
       95 of the Articles of Association of the Company

5.2    Re-elect Mrs. Arfat Pannir Selvam as a Director,          Mgmt          For                            For
       who retires by rotation pursuant to Article
       95 of the Articles of Association of the Company

5.3    Re-elect Prof. Kenneth Stuart Courtis as a Director,      Mgmt          For                            For
       who retires by rotation pursuant to Article
       95 of the Articles of Association of the Company

6.     Re-appoint Messrs KPMG LLP as Auditors of the             Mgmt          For                            For
       Company and authorise the Directors to fix
       their remuneration.

7.     Transact other business                                   Non-Voting    No vote

8.A    Authorize the Directors of the Company pursuant           Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 of Singapore, to: issue shares in the capital
       of the Company [shares] whether by way of rights,
       bonus or otherwise; and/or make or grant offers,
       agreements or options [collectively, Instruments
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of as well as adjustments to warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit, and [notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force] issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this Resolution was
       in force, provided that: the aggregate number
       of shares to be issued pursuant to this Resolution
       [including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolution] does not exceed 50% of the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company [as calculated
       in accordance with this Resolution], of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this Resolution] does not exceed
       10% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       [as calculated in accordance with this Resolution];
       [subject to such manner of calculation as may
       be prescribed by the Singapore Exchange Securities
       Trading Limited [SGX-ST] for the purpose of
       determining the aggregate number of shares
       that may be issued under this Resolution, the
       total number of issued shares [excluding treasury
       shares] shall be based on the total number
       of issued shares [excluding treasury shares]
       in the capital of the Company at the time this
       Resolution is passed, after adjusting for:
       new shares arising from the conversion or exercise
       of any convertible securities or share options
       or vesting of share awards which are outstanding
       or subsisting at the time this Resolution is
       passed; and any subsequent bonus issue, consolidation
       or subdivision of shares; in exercising the
       authority conferred by this Resolution, the
       Company shall comply with the provisions of
       the Listing Manual of the SGX-ST for the time
       being in force [unless such compliance has
       been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       [Authority expires the earlier or at the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held];

8.B    Authorize the Directors to grant awards in accordance     Mgmt          For                            For
       with the provisions of the CapitaLand Performance
       Share Plan [Performance Share Plan] and/or
       the CapitaLand Restricted Stock Plan [Restricted
       Stock Plan]; and to allot and issue from time
       to time such number of shares in the Company
       as may be required to be issued pursuant to
       the exercise of options under the CapitaLand
       Share Option Plan and/or such number of fully
       paid shares in the Company as may be required
       to be issued pursuant to the vesting of awards
       under the Performance Share Plan and/or the
       Restricted Stock Plan, provided that: the aggregate
       number of shares to be issued pursuant to options
       granted under the CapitaLand Share Option Plan
       and the vesting of awards granted or to be
       granted under the Performance Share Plan and
       the Restricted Stock Plan shall not exceed
       15% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       from time to time; and the aggregate number
       of new shares under awards which may be granted
       pursuant to the Performance Share Plan and
       the Restricted Stock Plan; [Authority expires
       during the period commencing from the date
       of this AGM and ending on the date of the next
       AGM of the Company or the date by which the
       next AGM of the Company is required by law
       to be held], shall not exceed 2% of the total
       number of issued shares [excluding treasury
       shares] in the capital of the Company from
       time to time




--------------------------------------------------------------------------------------------------------------------------
 CAPITALAND LTD                                                                              Agenda Number:  701859778
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y10923103
    Meeting Type:  EGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  SG1J27887962
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company and approve        Mgmt          For                            For
       the [the Share Purchase Mandate], for the purposes
       of Sections 76C and 76E of the Companies Act,
       Chapter 50 [the Companies Act], to purchase
       or otherwise acquire ordinary shares in the
       capital of the Company [Shares] not exceeding
       in aggregate the Maximum Limit [as hereafter
       defined), at such price or prices as may be
       determined by the Directors from time to time
       up to the Maximum Price [as hereafter defined],
       whether by way of: [i] market purchase[s] on
       the Singapore Exchange Securities Trading Limited
       [SGX-ST] and/or any other stock exchange on
       which the Shares may for the time being be
       listed and quoted [Other Exchange]; and/or[ii]
       off-market purchase[s] [if effected otherwise
       than on the SGX-ST or, as the case may be,
       Other Exchange] in accordance with any equal
       access scheme[s] as may be determined or formulated
       by the Directors as they consider fit, which
       scheme[s] shall satisfy all the conditions
       prescribed by the Companies Act, and otherwise
       in accordance with all other laws and regulations
       and rules of the SGX-ST or, as the case may
       be, Other Exchange as may for the time being
       be applicable; [Authority expires the earlier
       of the date on which the next Annual General
       Meeting of the Company is held; or the date
       by which the next Annual General Meeting of
       the Company is required by law to be held and
       authorize the Directors of the Company and/or
       any of them to complete and do all such acts
       and things [including executing such documents
       as may be required] as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this Resolution




--------------------------------------------------------------------------------------------------------------------------
 DAIBIRU CORPORATION                                                                         Agenda Number:  701996590
--------------------------------------------------------------------------------------------------------------------------
        Security:  J08463101
    Meeting Type:  Annual
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3497200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications

3.1    Appoint a Director- Hiroyuki Sato                         Mgmt          For                            For

3.2    Appoint a Director- Tetsu Wada                            Mgmt          For                            For

4      Appoint a Corporate Auditor- Hideo Mori                   Mgmt          For                            For

5      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

6      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 DERWENT LONDON PLC, LONDON                                                                  Agenda Number:  701919891
--------------------------------------------------------------------------------------------------------------------------
        Security:  G27300105
    Meeting Type:  Annual
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  GB0002652740
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the report and accounts for             Mgmt          For                            For
       the YE 31 DEC 2008

2.     Approve the report of the Remuneration Committee          Mgmt          For                            For
       for the YE 31 DEC 2008

3.     Declare a final dividend of 16.35p per ordinary           Mgmt          For                            For
       share for the YE 31 DEC 2008

4.     Re-elect Mr. J. D. Burns as a Director                    Mgmt          For                            For

5.     Re-elect Mr. P. M. Williams as a Director                 Mgmt          For                            For

6.     Re-elect Mrs. J de Moller as a Director                   Mgmt          For                            For

7.     Re-elect Mr. J. C. Ivey as a Director                     Mgmt          For                            For

8.     Re-elect Mr. S. J. Neathercoat as a Director              Mgmt          For                            For

9.     Re-appoint BDO Stoy Hayward LLP as Independent            Mgmt          For                            For
       Auditors

10.    Authorize the Directors to determine the Independent      Mgmt          For                            For
       Auditors' remuneration

11.    Grant authority to increase the authorized share          Mgmt          For                            For
       capital

12.    Grant authority to the allotment of relevant              Mgmt          For                            For
       securities

13.    Grant authority to the limited disapplication             Mgmt          For                            For
       of pre-emption rights

14.    Authorize the Company to purchase its own shares          Mgmt          For                            For

15.    Grant authority to increase in Directors' fees            Mgmt          For                            For

16.    Grant authority to the reduction of the notice            Mgmt          For                            For
       period for general meetings other than annual
       general meetings




--------------------------------------------------------------------------------------------------------------------------
 FOREST CITY ENTERPRISES, INC.                                                               Agenda Number:  933068810
--------------------------------------------------------------------------------------------------------------------------
        Security:  345550107
    Meeting Type:  Annual
    Meeting Date:  05-Jun-2009
          Ticker:  FCEA
            ISIN:  US3455501078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MICHAEL P. ESPOSITO, JR                                   Mgmt          For                            For
       JOAN K. SHAFRAN                                           Mgmt          For                            For
       LOUIS STOKES                                              Mgmt          For                            For
       STAN ROSS                                                 Mgmt          For                            For

02     THE RATIFICATION OF PRICEWATERHOUSECOOPERS LLP            Mgmt          For                            For
       AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE COMPANY FOR THE FISCAL YEAR ENDING
       JANUARY 31, 2010.




--------------------------------------------------------------------------------------------------------------------------
 HAMMERSON PLC R.E.I.T., LONDON                                                              Agenda Number:  701813253
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4273Q107
    Meeting Type:  OTH
    Meeting Date:  25-Feb-2009
          Ticker:
            ISIN:  GB0004065016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase the Company's authorized              Mgmt          For                            For
       share capital and authorize the Directors to
       issue new shares



--------------------------------------------------------------------------------------------------------------------------
 HAMMERSON PLC R.E.I.T., LONDON                                                              Agenda Number:  701875556
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4273Q107
    Meeting Type:  Annual
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  GB0004065016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' annual report and the              Mgmt          For                            For
       financial statements of the Company for the
       YE 31 DEC 2008

2.     Receive and approve the Directors' remuneration           Mgmt          For                            For
       report for the YE 31 DEC 2008

3.     Declare a final dividend of 15.30 pence per               Mgmt          For                            For
       ordinary share, payable in cash

4.     Re-elect Mr. John Clare as a Director of the              Mgmt          For                            For
       Company

5.     Re-elect Mr. Peter Cole as a Director of the              Mgmt          For                            For
       Company

6.     Re-elect Mr. John Nelson as a Director of the             Mgmt          For                            For
       Company

7.     Re-elect Mr. Anthony Watson as a Director of              Mgmt          For                            For
       the Company

8.     Re-appoint Deloitte LLP as the Auditors of the            Mgmt          For                            For
       Company

9.     Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditors

10.    Authorize the Directors, in accordance with               Mgmt          Against                        Against
       Section 80 of the Companies Act 1985, to allot
       relevant securities [Section 80(2) of the Act]
       up to an aggregate nominal amount of GBP 40,587,096.75;
       [Authority expires at the conclusion of the
       next AGM of the Company]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

11.    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985, to allot equity
       securities [Section 94 of the Act] for cash
       pursuant to the authority conferred by Resolution
       10, disapplying the statutory pre-emption rights
       [Section 89(1) of the Act], provided that this
       power is limited to the allotment of equity
       securities: a) in connection with an offer
       of securities in favor of ordinary shareholders;
       and b) up to an aggregate nominal amount of
       GBP 8,708,145; [[Authority expires at the conclusion
       of the next AGM of the Company]; and authorize
       the Directors to allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

12.    Authorize the Company, to make market purchases           Mgmt          For                            For
       [Section 163(3) of the Companies Act 1985]
       of 25 pence each in the capital of the Company
       provided that: i) the maximum number of ordinary
       shares to be acquired up to 103,652,090 representing
       14.9% of the issued ordinary share capital
       of the Company as at 25 MAR 2009; ii) the minimum
       price of 25 pence; and iii) the maximum price
       equal to 105% of the average middle market
       quotations for such shares derived from the
       London Stock Exchange Daily Official List,
       over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 30 JUL 2010]; and
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

13.    Approve that a general meeting, other than an             Mgmt          For                            For
       AGM may be called on not less than 14 clear
       days notice

14.    Adopt the new Articles of Association of the              Mgmt          For                            For
       Company, in substitution for, and to the exclusion
       of, the existing Articles of Association as
       specified

15.    Authorize the Directors, for a period of 5 years          Mgmt          For                            For
       the date of this, to offer any holders of ordinary
       shares of 25 pence each in the capital of the
       Company the right to elect to receive ordinary
       shares of 25 pence each in the capital of the
       Company, credited as fully paid instead of
       cash in respect of the whole of any dividend
       declared during the period starting the date
       of this resolution and ending at the beginning
       of the 5th AGM of the Company following the
       date of this resolution and shall be permitted
       to do all acts and things required or permitted
       to be done in Article 144 of the Articles of
       Association of the Company; that the number
       of new ordinary shares of 25 pence each in
       the capital of the Company the right to elect
       to receive ordinary shares of 25 pence each
       in the capital of the Company, credited as
       fully paid instead of cash in respect of the
       whole of any dividend may be such that "relevant
       value" exceeds such cash amount of the dividend
       that such holders of ordinary shares of 25
       pence each in the capital of the Company elect
       to forgo by up to 5%




--------------------------------------------------------------------------------------------------------------------------
 HANG LUNG PROPERTIES LTD                                                                    Agenda Number:  701724088
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y30166105
    Meeting Type:  Annual
    Meeting Date:  03-Nov-2008
          Ticker:
            ISIN:  HK0101000591
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and reports of the Directors and the Auditors
       for the YE 30 JUN 2008

2.     Declare a final Dividend                                  Mgmt          For                            For

3.A    Re-elect Dr. Hon Kwan Cheng as a Director                 Mgmt          For                            For

3.B    Re-elect Mr. Shang Shing Yin as a Director                Mgmt          For                            For

3.C    Re-elect Mr. Nelson Wai Leung Yuen as a Director          Mgmt          For                            For

3.D    Re-elect Mr. Dominic Chiu Fai Ho  as a Director           Mgmt          For                            For

3.E    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' fees

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.A    Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period [as specified], to purchase
       its shares in the capital of the Company on
       The Stock Exchange of Hong Kong Limited [the
       Stock Exchange] or on any other stock exchange
       recognized for this purpose by the Securities
       and Futures Commission and the Stock Exchange
       under the Hong Kong Code on Share Repurchases,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       at the date of passing this resolution, and
       the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next meeting of the Company or the expiration
       of the period within which the next meeting
       of the Company is required by Law to be held]

5.B    Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 57B of the Companies Ordinance,
       to allot, issue and deal with additional shares
       in the capital of the Company to allot issue
       or options, warrants or similar rights to subscribe
       for any shares or such convertible securities
       and to make or grant offers, agreements and
       options, during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this resolution
       and if the Directors are so authorized by a
       separate ordinary resolution of the shareholders
       of the Company set out as Resolution No. 5.C
       as specified, the nominal amount of the share
       capital of the Company repurchased by the Company
       subsequent to the passing of this Resolution,
       up to a maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       Resolution, and the said approval shall be
       limited accordingly, otherwise than pursuant
       to: i) a Rights Issue [as specified]; ii) the
       exercise of rights of subscription or conversion
       under the terms of any warrants issued by the
       Company or any securities which are convertible
       into shares of the Company; iii) any Option
       Scheme or similar arrangement for the time
       being adopted for the grant or issue of shares
       or rights to acquire shares of the Company,
       or iv) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company

5.C    Authorize the Directors of the Company to exercise        Mgmt          For                            For
       the powers of the Company referred to in Resolution
       No. 5.B, in respect of the share capital of
       the Company referred to in such resolution

       Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 HENDERSON LAND DEVELOPMENT CO LTD                                                           Agenda Number:  701739926
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y31476107
    Meeting Type:  Annual
    Meeting Date:  08-Dec-2008
          Ticker:
            ISIN:  HK0012000102
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the Audited Accounts and              Mgmt          For                            For
       the Reports of the Directors and Auditors for
       the YE 30 JUN 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Lee Ka Kit as a Director                     Mgmt          For                            For

3.2    Re-elect Mr. Lee Ka Shing as a Director                   Mgmt          For                            For

3.3    Re-elect Mr. Suen Kwok Lam as a Director                  Mgmt          For                            For

3.4    Re-elect Mr. Patrick Kwok Ping Ho as a Director           Mgmt          For                            For

3.5    Re-elect Mrs. Angelina Lee Pui Ling as a Director         Mgmt          For                            For

3.6    Re-elect Mr. Wu King Cheong as a Director                 Mgmt          For                            For

3.7    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.A    Authorize the Directors to repurchase ordinary            Mgmt          For                            For
       shares of HKD 2.00 each in the capital of the
       Company during the relevant period, on The
       Stock Exchange of Hong Kong Limited [Stock
       Exchange] or any other stock exchange on which
       the shares of the Company may be listed and
       recognized by the Stock Exchange and the Securities
       and Futures Commission, on share repurchases
       for such purposes, subject to and in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange or of any other Stock
       Exchange as amended from time to time, not
       exceeding 10% of the aggregate nominal amount
       of the issued share capital of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or the Companies
       Ordinance [Chapter 32 of the Laws of Hong Kong]
       to be held]

5.B    Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with additional shares of the
       Company and make or grant offers, agreements
       and options [including warrants, bonds, debentures,
       notes and other securities convertible into
       shares in the Company] during and after the
       relevant period, not exceeding the aggregate
       of 20% of the aggregate nominal amount of the
       share capital of the Company, otherwise than
       pursuant to i) a rights issue; or ii) any option
       scheme or similar arrangement; or iii) an issue
       of shares in the Company upon the exercise
       of the subscription or conversion rights attaching
       to any warrants or convertible notes which
       may be issued by the Company or any of its
       subsidiaries; or iv) any scrip dividend pursuant
       to the Articles of Association of the Company
       from time to time; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or the Companies Ordinance [Chapter 32 of the
       Laws of Hong Kong] to be held]

5.C    Approve to extend the general mandate granted             Mgmt          Against                        Against
       to the Directors of the Company to allot, issue
       and deal with any additional shares of the
       Company pursuant to Resolution 5.B, by the
       addition to the aggregate nominal amount of
       share capital which may be allotted, issued
       and dealt with or agreed conditionally or unconditionally
       to be allotted, issued and dealt with by the
       Directors pursuant to such general mandate
       an amount representing the aggregate nominal
       amount of the share capital of the Company
       repurchased by the Company pursuant to Resolution
       5.A, provided that such amount does not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company at the date of
       passing this resolution

6.     Amend Article 78 and Article 123 of the Articles          Mgmt          For                            For
       of Association of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 HONGKONG LAND HOLDINGS LTD                                                                       Agenda Number:  701894859
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4587L109
    Meeting Type:  Annual
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  BMG4587L1090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and the Independent Auditor's report for the
       YE 31 DEC 2008 and declare a final dividend

2.     Re-elect Mr. Mark Greenberg as a Director                 Mgmt          For                            For

3.     Re-elect Mr. R.C. Kwok as a Director                      Mgmt          For                            For

4.     Re-elect Lord Powell of Bayswater as a Director           Mgmt          For                            For

5.     Re-elect Mr. Percy Weatherall as a Director               Mgmt          For                            For

6.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

7.     Authorize the Directors during the relevant               Mgmt          For                            For
       period, for the purposes of this resolution,
       relevant period being the period from the passing
       of this resolution until the earlier of the
       conclusion of the next AGM, or the expiration
       of the period within which such meeting is
       required by law to be held, or the revocation
       or variation of this resolution by an ordinary
       resolution of the shareholders of the Company
       in general meeting, of all powers of the Company
       to allot or issue shares and to make and grant
       offers, agreements and options which would
       or might require shares to be allotted, issued
       or disposed of during or after the end of the
       relevant period up to an aggregate nominal
       amount of USD 75.0 million, and the aggregate
       nominal amount of share capital allotted or
       agreed conditionally or unconditionally to
       be allotted wholly for cash, whether pursuant
       to an option or otherwise, by the Directors
       pursuant to the approval in this resolution,
       otherwise than pursuant to a rights issue,
       for the purposes of this resolution, rights
       issue being an offer of shares or other securities
       to holders of shares or other securities on
       the register on a fixed record date in proportion
       to their then holdings of such shares or other
       securities or otherwise in accordance with
       the rights attaching thereto, subject to such
       exclusions or other arrangements as the Directors
       may deem necessary or expedient in relation
       to fractional entitlements or legal or practical
       problems under the laws of, or the requirements
       of any recognized regulatory body or any stock
       exchange in, any territory, or upon conversion
       of the USD 400,000,000 2.75% guaranteed convertible
       bonds convertible into fully paid shares of
       the company, shall not exceed USD 11.2 million,
       and the said approval shall be limited accordingly

8.     Authorize the Directors of all powers of the              Mgmt          For                            For
       Company to purchase its own shares, subject
       to and in accordance with all applicable laws
       and regulations, during the relevant period,
       for the purposes of this resolution, relevant
       period being the period from the passing of
       this resolution until the earlier of the conclusion
       of the next AGM, or the expiration of the period
       within which such meeting is required by law
       to be held, or the revocation or variation
       of this resolution by an ordinary  resolution
       of the shareholders of the Company in general
       meeting, and the aggregate nominal amount of
       shares of the Company which the company may
       purchase pursuant to the approval in this resolution
       shall be less than 15% of the aggregate nominal
       amount of the existing issued share capital
       of the Company at the date of this meeting,
       and such approval shall be limited accordingly,
       and where permitted by applicable laws and
       regulations and subject to the limitation in
       this resolution, extend to permit the purchase
       of  shares of the Company, i, by subsidiaries
       of the company and, ii, pursuant to the terms
       of put warrants or financial instruments having
       similar effect, put warrants, whereby the Company
       can be required to purchase its own shares,
       provided that where put warrants are issued
       or offered pursuant to a rights issue, as defined
       in resolution 7, the price which the Company
       may pay for shares purchased on exercise of
       put warrants shall not exceed 15% more than
       the average of the market quotations for the
       shares for a period of not more than 30 nor
       less than the five dealing days falling one
       day prior to the date of any public announcement
       by the company of the proposed issue of put
       warrants




--------------------------------------------------------------------------------------------------------------------------
 KILLAM PROPERTIES INC                                                                       Agenda Number:  701897247
--------------------------------------------------------------------------------------------------------------------------
        Security:  494104870
    Meeting Type:  Annual
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  CA4941048700
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.1    Elect Mr. Timothy R. Banks as a Director                  Mgmt          For                            For

1.2    Elect Mr. Philip D. Fraser as a Director                  Mgmt          For                            For

1.3    Elect Mr. Robert G. Kay as a Director                     Mgmt          For                            For

1.4    Elect Mr. James C. Lawley as a Director                   Mgmt          For                            For

1.5    Elect Mr. Arthur G. Lloyd as a Director                   Mgmt          For                            For

1.6    Elect Mr. Robert G. Richardson as a Director              Mgmt          For                            For

1.7    Elect Mr. George J. Reti as a Director                    Mgmt          For                            For

1.8    Elect Mr. Manfred J. Walt as a Director                   Mgmt          For                            For

1.9    Elect Mr. G. Wayne Watson as a Director                   Mgmt          For                            For

2.     Appoint Ernst & Young LLP as the Auditors of              Mgmt          For                            For
       the Corporation for the ensuing year, at such
       remuneration as may be determined by the Board
       of Directors


--------------------------------------------------------------------------------------------------------------------------
 KIMCO REALTY CORPORATION                                                                    Agenda Number:  933026533
--------------------------------------------------------------------------------------------------------------------------
        Security:  49446R109
    Meeting Type:  Annual
    Meeting Date:  12-May-2009
          Ticker:  KIM
            ISIN:  US49446R1095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       M. COOPER                                                 Mgmt          For                            For
       R. DOOLEY                                                 Mgmt          For                            For
       J. GRILLS                                                 Mgmt          For                            For
       D. HENRY                                                  Mgmt          For                            For
       F.P. HUGHES                                               Mgmt          For                            For
       F. LOURENSO                                               Mgmt          For                            For
       R. SALTZMAN                                               Mgmt          For                            For
       P. COVIELLO                                               Mgmt          For                            For

02     THE RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSE-   Mgmt          For                            For
       COOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR 2009.




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI ESTATE COMPANY,LIMITED                                                           Agenda Number:  701988113
--------------------------------------------------------------------------------------------------------------------------
        Security:  J43916113
    Meeting Type:  Annual
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3899600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director- Keiji Kimura                          Mgmt          For                            For

3.2    Appoint a Director- Nobuyuki Iizuka                       Mgmt          For                            For

3.3    Appoint a Director- Toshio Nagashima                      Mgmt          For                            For

3.4    Appoint a Director- Hiroshi Danno                         Mgmt          For                            For

3.5    Appoint a Director- Takaya Endo                           Mgmt          For                            For

3.6    Appoint a Director- Seiichiro Suzuki                      Mgmt          For                            For

3.7    Appoint a Director- Shigeru Takagi                        Mgmt          For                            For

3.8    Appoint a Director- Hiroyoshi Ito                         Mgmt          For                            For

3.9    Appoint a Director- Hirotaka Sugiyama                     Mgmt          For                            For

3.10   Appoint a Director- Isao Matsuhashi                       Mgmt          For                            For

3.11   Appoint a Director- Fumikatu Tokiwa                       Mgmt          For                            For

3.12   Appoint a Director- Kazuya Okamoto                        Mgmt          For                            For

3.13   Appoint a Director- Shu Tomioka                           Mgmt          For                            For

3.14   Appoint a Director- Hiritaka Sugiyama                     Mgmt          For                            For

4.     Appoint a Corporate Auditor- Eiji Tan                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MITSUI FUDOSAN CO.,LTD.                                                                     Agenda Number:  701988101
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4509L101
    Meeting Type:  Annual
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3893200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director- Toshihiro Soejima                     Mgmt          For                            For

3.2    Appoint a Director- Motokazu Yoshida                      Mgmt          For                            For

3.3    Appoint a Director- Ken Abe                               Mgmt          For                            For

3.4    Appoint a Director- Yoshiyuki Izawa                       Mgmt          For                            For

3.5    Appoint a Director- Junichi Matsumoto                     Mgmt          For                            For

3.6    Appoint a Director- Masami Iijima                         Mgmt          For                            For

3.7    Appoint a Director- seiichi Tanaka                        Mgmt          For                            For

3.8    Appoint a Director- Akishige Okada                        Mgmt          For                            For

3.9    Appoint a Director- Nobuko Matsubara                      Mgmt          For                            For

3.10   Appoint a Director- Ikujiro Nonaka                        Mgmt          For                            For

3.11   Appoint a Director- Hiroshi Hirabayashi                   Mgmt          For                            For

4.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PROLOGIS                                                                                    Agenda Number:  933040343
--------------------------------------------------------------------------------------------------------------------------
        Security:  743410102
    Meeting Type:  Annual
    Meeting Date:  20-May-2009
          Ticker:  PLD
            ISIN:  US7434101025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       STEPHEN L. FEINBERG                                       Mgmt          For                            For
       GEORGE L. FOTIADES                                        Mgmt          For                            For
       CHRISTINE N. GARVEY                                       Mgmt          For                            For
       LAWRENCE V. JACKSON                                       Mgmt          For                            For
       DONALD P. JACOBS                                          Mgmt          For                            For
       WALTER C. RAKOWICH                                        Mgmt          For                            For
       D. MICHAEL STEUERT                                        Mgmt          For                            For
       J. ANDRE TEIXEIRA                                         Mgmt          For                            For
       WILLIAM D. ZOLLARS                                        Mgmt          For                            For
       ANDREA M. ZULBERTI                                        Mgmt          For                            For

02     RATIFY THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT     Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM FOR 2009.




--------------------------------------------------------------------------------------------------------------------------
 QUINTAIN ESTATES AND DEVELOPMENT PLC, LONDON                                                Agenda Number:  701677291
--------------------------------------------------------------------------------------------------------------------------
        Security:  G73282108
    Meeting Type:  Annual
    Meeting Date:  03-Sep-2008
          Ticker:
            ISIN:  GB0007184442
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements,       Mgmt          For                            For
       together with Directors' report and the Auditor's
       report for the YE 31 MAR 2008

2.     Declare a final dividend for the YE 31 MAR 2008           Mgmt          Against                        Against

3.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 MAR 2008

4.     Receive and adopt the Audit Committee report              Mgmt          For                            For
       for the YE 31 MAR 2008

5.     Re-elect Mr. David Pangbourne as a Director               Mgmt          For                            For
       of the Company

6.     Re-elect Mr. John Plender as a Director of the            Mgmt          For                            For
       Company

7.     Re-elect Mr. Nicholas Shattock as a Director              Mgmt          For                            For
       of the Company

8.     Elect Mr. Simon Laffin as a Director of the               Mgmt          For                            For
       Company

9.     Re-elect Mr. David Pangbourne as the Chairman             Mgmt          For                            For
       of the Audit Committee

10.    Re-elect Mr. Martin Meech as the Chairman of              Mgmt          For                            For
       the Remuneration Committee

11.    Re-appoint the retiring Auditors of the Company           Mgmt          For                            For
       to hold office until the conclusion of the
       next general meeting at which accounts are
       laid before the Company

12.    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

13.    Authorize the Directors, for the purpose of               Mgmt          Against                        Against
       Section 80 of the Companies Act 1985 ['Act'],
       to allot relevant securities [Section 80 of
       the Act] up to an aggregate nominal amount
       of GBP 10,829,678 being one third of the nominal
       value of the issued share capital as at 01
       AUG 2008 [such amount shall be the Section
       80 amount and the restricted Section 80 amount
       as defined in Article 11[d][iv] of the existing
       Articles of Association until such time as
       the new Articles of Association referred to
       in resolution 16 become effective]; [Authority
       expires at the conclusion of the AGM of the
       Company]; and accordingly the Section 80 period
       as defined in Article 11(d)(ii) of the existing
       Articles of Association shall be the period
       from the passing of this resolution to the
       date of the next AGM of the Company and definition
       of Section 80 period shall be effective until
       such time as the new Articles of Association
       referred to in resolution 16 become effective];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

14.    Authorize the Directors, subject to and conditional       Mgmt          For                            For
       upon the passing of Resolution 13 and pursuant
       to Section 95 of the Companies Act, to allot
       equity securities [Section 94 of the Act] for
       cash and/or transfer shares held by the Company
       in treasury [as the Directors shall deem appropriate],
       disapplying the statutory pre-emption rights
       [Section 89(1)], provided that such power shall
       be limited to the allotment of equity securities
       i) in connection with a rights issue or any
       other pre-emptive offers in favor of the holders
       of equity securities; and ii) the allotment
       [otherwise than pursuant to this resolution]
       of equity securities up to an aggregate nominal
       amount of GBP 1,624,451 being 5% of the issued
       share capital as at 01 AUG 2008 [such amount
       shall be the Section 89 amount as defined in
       Article 11(d)(v) of the existing Articles of
       Association until such time as the new Articles
       of Association referred to in resolution 16
       become effective]; [Authority expires at the
       conclusion of the AGM of the Company]; and
       accordingly the Section 80 period as defined
       in Article 11(d)(iii) of the existing Articles
       of Association shall be the period from the
       passing of this resolution to the date of the
       next AGM of the Company and definition of Section
       80 period shall be effective until such time
       as the new Articles of Association referred
       to in resolution 16 become effective]; and,
       authorize the Directors to allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.15   Authorize the Company, in accordance with Section         Mgmt          For                            For
       166 of the Act to make market purchases [Section
       163 of the Act] of ordinary shares of 25 pence
       each in the capital of the Company on such
       terms and in such manner as the Directors may
       form time to time determine provided that:
       the maximum number of ordinary shares authorized
       to be purchased is 12,995,614 [being 10% of
       the shares in issue as at 01 AUG 2008], at
       a minimum price of 25 pence [exclusive of expenses
       payable by the Company] and equal to 105% above
       the average middle market quotations for an
       ordinary shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days immediately preceding the day
       on which the ordinary shares are purchased
       [exclusive of expenses payable by the Company];
       [Authority expires the earlier of the conclusion
       of the AGM of the Company in 2008 or 15 months];
       the Company before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

16.    Adopt the Articles of Association of the Company          Mgmt          For                            For
       in substitution for the existing Articles of
       Association of the Company, as specified




--------------------------------------------------------------------------------------------------------------------------
 SAVILLS PLC                                                                                 Agenda Number:  701880242
--------------------------------------------------------------------------------------------------------------------------
        Security:  G78283119
    Meeting Type:  Annual
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  GB00B135BJ46
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the YE               Mgmt          For                            For
       31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.     Approve the Directors remuneration report                 Mgmt          For                            For

4.     Re-elect Mr. Simon Shaw as a Director                     Mgmt          For                            For

5.     Re-elect Mr. Timothy Ingram as a Director                 Mgmt          For                            For

6.     Re-elect Mr. Robert McKellar as a Director                Mgmt          For                            For

7.     Re-elect Mr. Fields Wicker Miurin as a Director           Mgmt          For                            For

8.     Re-appoint the Auditors                                   Mgmt          For                            For

9.     Authorize the Directors to set the Auditors               Mgmt          For                            For
       remuneration

10.    Approve to renew the Director power to allot              Mgmt          Against                        Against
       shares

11.    Grant authority the disapplication of the pre-emption     Mgmt          For                            For
       rights

12.    Approve to renew the Companys' authority to               Mgmt          For                            For
       purchase its own shares

13.    Authorize the Company to call general meeting             Mgmt          For                            For
       on 14 days clear notice




--------------------------------------------------------------------------------------------------------------------------
 TEJON RANCH CO.                                                                             Agenda Number:  933048781
--------------------------------------------------------------------------------------------------------------------------
        Security:  879080109
    Meeting Type:  Annual
    Meeting Date:  12-May-2009
          Ticker:  TRC
            ISIN:  US8790801091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GEOFFREY L. STACK                                         Mgmt          For                            For
       MICHAEL H. WINER                                          Mgmt          For                            For

02     RATIFICATION OF ERNST AND YOUNG, LLP AS THE               Mgmt          For                            For
       COMPANY'S INDEPENDENT PUBLIC ACCOUNTANTS FOR
       2009.




--------------------------------------------------------------------------------------------------------------------------
 THE ST. JOE COMPANY                                                                         Agenda Number:  933027294
--------------------------------------------------------------------------------------------------------------------------
        Security:  790148100
    Meeting Type:  Annual
    Meeting Date:  12-May-2009
          Ticker:  JOE
            ISIN:  US7901481009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MICHAEL L. AINSLIE                                        Mgmt          For                            For
       HUGH M. DURDEN                                            Mgmt          For                            For
       THOMAS A. FANNING                                         Mgmt          For                            For
       WM. BRITTON GREENE                                        Mgmt          For                            For
       ADAM W. HERBERT, JR.                                      Mgmt          For                            For
       DELORES M. KESLER                                         Mgmt          For                            For
       JOHN S. LORD                                              Mgmt          For                            For
       WALTER L. REVELL                                          Mgmt          For                            For

02     APPROVAL OF THE ST. JOE COMPANY 2009 EQUITY               Mgmt          For                            For
       INCENTIVE PLAN.

03     RATIFICATION OF THE APPOINTMENT OF KPMG LLP               Mgmt          For                            For
       AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE 2009 FISCAL YEAR.




--------------------------------------------------------------------------------------------------------------------------
 THOMAS PROPERTIES GROUP, INC.                                                               Agenda Number:  933079255
--------------------------------------------------------------------------------------------------------------------------
        Security:  884453101
    Meeting Type:  Annual
    Meeting Date:  27-May-2009
          Ticker:  TPGI
            ISIN:  US8844531017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES A. THOMAS                                           Mgmt          For                            For
       R. BRUCE ANDREWS                                          Mgmt          For                            For
       EDWARD D. FOX                                             Mgmt          For                            For
       JOHN L. GOOLSBY                                           Mgmt          For                            For
       WINSTON H. HICKOX                                         Mgmt          For                            For
       RANDALL L. SCOTT                                          Mgmt          For                            For
       JOHN R. SISCHO                                            Mgmt          For                            For

02     RATIFICATION OF THE SELECTION OF ERNST & YOUNG            Mgmt          For                            For
       LLP AS INDEPENDENT AUDITORS OF THE COMPANY
       FOR THE YEAR ENDING DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 THOMAS PROPERTIES GROUP, INC.                                                               Agenda Number:  933111647
--------------------------------------------------------------------------------------------------------------------------
        Security:  884453101
    Meeting Type:  Special
    Meeting Date:  22-Jun-2009
          Ticker:  TPGI
            ISIN:  US8844531017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE AMENDMENT TO THE COMPANY'S SECOND         Mgmt          For                            For
       AMENDED AND RESTATED CERTIFICATE OF INCORPORATION
       TO INCREASE THE NUMBER OF AUTHORIZED SHARES
       OF COMMON STOCK FROM 75,000,000 TO 225,000,000
       SHARES.




--------------------------------------------------------------------------------------------------------------------------
 VORNADO REALTY TRUST                                                                        Agenda Number:  933034061
--------------------------------------------------------------------------------------------------------------------------
        Security:  929042109
    Meeting Type:  Annual
    Meeting Date:  14-May-2009
          Ticker:  VNO
            ISIN:  US9290421091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       STEVEN ROTH                                               Mgmt          For                            For
       MICHAEL D. FASCITELLI                                     Mgmt          For                            For
       RUSSELL B. WIGHT, JR.                                     Mgmt          For                            For

02     RATIFICATION OF SELECTION OF INDEPENDENT REGISTERED       Mgmt          For                            For
       PUBLIC ACCOUNTING FIRM.

03     SHAREHOLDER PROPOSAL REGARDING MAJORITY VOTING            Shr           Against                        For
       FOR TRUSTEES.

04     SHAREHOLDER PROPOSAL REGARDING THE APPOINTMENT            Shr           Against                        For
       OF AN INDEPENDENT CHAIRMAN.




--------------------------------------------------------------------------------------------------------------------------
 WHEELOCK & CO LTD                                                                           Agenda Number:  701922292
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9553V106
    Meeting Type:  Annual
    Meeting Date:  08-Jun-2009
          Ticker:
            ISIN:  HK0020000177
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     Receive the financial statements and the reports          Mgmt          For                            For
       of the Directors and the Auditors for the FYE
       31 DEC 2008

2.     Declare a final dividend for the FYE 31 DEC               Mgmt          For                            For
       2008

3.A    Re-elect Mr. Peter K. C. Woo as a Director                Mgmt          For                            For

3.B    Re-elect Mr. Paul Y. C. Tsui as a Director                Mgmt          For                            For

3.C    Re-elect Mr. Alexander S. K. Au as a Director             Mgmt          For                            For

3.D    Re-elect Mr. Kenneth W. S. Ting as a Director             Mgmt          For                            For

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       shares of the Company on The Stock Exchange
       of Hong Kong Limited or any other stock exchange
       on which the shares of the Company have been
       or may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and The
       Stock Exchange of Hong Kong Limited under the
       Code on Share Repurchases for such purposes,
       subject to and in accordance with all applicable
       laws and regulations, not exceeding 10% of
       the aggregate nominal amount of the issued
       share capital of the Company; [Authority expires
       earlier at the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by law to be held]

6.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with additional shares in the capital
       of the Company and make or grant offers, agreements
       and options during and after the relevant period,
       not exceeding the aggregate of a) 20% of the
       aggregate nominal amount of the issued share
       capital of the Company; plus b) the nominal
       amount of share capital repurchased [up to
       10% of the aggregate nominal amount of the
       issued share capital], otherwise than pursuant
       to i) a rights issue; or ii) any scrip dividend
       or similar arrangement; [Authority expires
       earlier at the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by law to be held]

7.     Approve top extend the general mandate granted            Mgmt          For                            For
       to the Directors of the Company to exercise
       the powers of the Company to allot, issue and
       deal with any additional shares of the Company
       pursuant to Resolution 6 by the addition of
       an amount representing the aggregate nominal
       amount of the share capital of the Company
       purchased by the Company under the authority
       granted pursuant to Resolution 5, provided
       that such extended amount shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 WHEELOCK PROPERTIES LTD                                                                     Agenda Number:  701912140
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y95731108
    Meeting Type:  Annual
    Meeting Date:  01-Jun-2009
          Ticker:
            ISIN:  HK0049009647
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the reports          Mgmt          For                            For
       of the Directors and the Auditors for the FYE
       31 DEC 2008

2.     Declare a final dividend for the FYE 31 DEC               Mgmt          For                            For
       2008

3.A    Re-elect Mr. Peter K.C. Woo as a Director                 Mgmt          For                            For

3.B    Re-elect Dr. Joseph M. K. Chow as a Director              Mgmt          For                            For

3.C    Re-elect Mr. Gonzaga W. J. Li as a Director               Mgmt          For                            For

3.D    Re-elect Mr. Ricky K. Y. Wong as a Director               Mgmt          For                            For

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this Resolution, to purchase shares in the
       capital of the Company during the relevant
       period [as specified], the aggregate nominal
       amount of shares which may be purchased on
       The Stock Exchange of Hong Kong Limited or
       any other stock exchange recognized for this
       purpose by the Securities and Futures Commission
       of Hong Kong and The Stock Exchange of Hong
       Kong Limited under the Code on share repurchases
       pursuant to the approval in this resolution
       not exceeding 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this resolution,
       and the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law to be held]

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this Resolution, to allot, issue and deal
       with additional shares in the capital of the
       Company and to make or grant offers, agreements
       and options, warrants and other securities
       which might require the exercise during and
       after the end of the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this resolution; plus [if the
       Director are so authorized by a separate ordinary
       resolution of the shareholders of the Company]
       the nominal amount of share capital of the
       Company repurchased by the Company subsequent
       to the passing of this resolution [up to a
       maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       resolution], otherwise than pursuant to i)
       a rights issue [as specified]; or ii) any scrip
       dividend or similar arrangement providing for
       the allotment of shares in lieu of the whole
       or part of a dividend on shares of the Company
       in accordance with the Articles of Association
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]

7.     Approve the general mandate granted to the Directors      Mgmt          For                            For
       of the Company to allot, issue and deal with
       any additional shares of the Company pursuant
       to Resolution (6), be extended by the addition
       thereto of an amount representing the aggregate
       nominal amount of the share capital of the
       Company repurchased by the Company under the
       authority granted pursuant to Resolution (5),
       provided that such extended amount does not
       exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing this resolution



Third Ave Small Cap
--------------------------------------------------------------------------------------------------------------------------
 ALAMO GROUP INC.                                                                            Agenda Number:  933030330
--------------------------------------------------------------------------------------------------------------------------
        Security:  011311107
    Meeting Type:  Annual
    Meeting Date:  07-May-2009
          Ticker:  ALG
            ISIN:  US0113111076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: DONALD J. DOUGLASS                  Mgmt          For                            For

1B     ELECTION OF DIRECTOR: JERRY E. GOLDRESS                   Mgmt          For                            For

1C     ELECTION OF DIRECTOR: DAVID W. GRZELAK                    Mgmt          For                            For

1D     ELECTION OF DIRECTOR: GARY L. MARTIN                      Mgmt          For                            For

1E     ELECTION OF DIRECTOR: DAVID H. MORRIS                     Mgmt          For                            For

1F     ELECTION OF DIRECTOR: RONALD A. ROBINSON                  Mgmt          For                            For

1G     ELECTION OF DIRECTOR: JAMES B. SKAGGS                     Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF KPMG LLP AS THE            Mgmt          For                            For
       COMPANY'S INDEPENDENT AUDITORS FOR 2009.

03     ADOPTION OF 2009 EQUITY INCENTIVE PLAN.                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ALEXANDER & BALDWIN, INC.                                                                   Agenda Number:  933013803
--------------------------------------------------------------------------------------------------------------------------
        Security:  014482103
    Meeting Type:  Annual
    Meeting Date:  30-Apr-2009
          Ticker:  AXB
            ISIN:  US0144821032
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       W. B. BAIRD                                               Mgmt          For                            For
       M. J. CHUN                                                Mgmt          For                            For
       W. A. DOANE                                               Mgmt          For                            For
       W. A. DODS, JR.                                           Mgmt          For                            For
       C. G. KING                                                Mgmt          For                            For
       C. H. LAU                                                 Mgmt          For                            For
       D. M. PASQUALE                                            Mgmt          For                            For
       M. G. SHAW                                                Mgmt          For                            For
       J. N. WATANABE                                            Mgmt          For                            For

2      PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE            Mgmt          For                            For
       & TOUCHE LLP AS THE INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM OF THE CORPORATION.




--------------------------------------------------------------------------------------------------------------------------
 ALICO, INC.                                                                                 Agenda Number:  932993896
--------------------------------------------------------------------------------------------------------------------------
        Security:  016230104
    Meeting Type:  Annual
    Meeting Date:  20-Feb-2009
          Ticker:  ALCO
            ISIN:  US0162301040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN R. ALEXANDER                                         Mgmt          Withheld                       Against
       JD ALEXANDER                                              Mgmt          Withheld                       Against
       ROBERT E. LEE CASWELL                                     Mgmt          Withheld                       Against
       EVELYN D'AN                                               Mgmt          Withheld                       Against
       CHARLES L. PALMER                                         Mgmt          Withheld                       Against
       DEAN SAUNDERS                                             Mgmt          Withheld                       Against
       ROBERT J. VIGUET                                          Mgmt          Withheld                       Against
       GORDON WALKER                                             Mgmt          Withheld                       Against

02     APPROVAL OF 2008 INCENTIVE EQUITY PLAN.                   Mgmt          Abstain                        Against

03     APPROVAL OF AMENDED AND RESTATED DIRECTORS COMPENSATION   Mgmt          Abstain                        Against
       PLAN.

04     APPROVAL OF AMENDED AND RESTATED DIRECTORS STOCK          Mgmt          Abstain                        Against
       PURCHASE POLICY.

05     RATIFICATION OF COMPANY'S AUDITORS.                       Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 ARCH CAPITAL GROUP LTD.                                                                     Agenda Number:  933035493
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0450A105
    Meeting Type:  Annual
    Meeting Date:  06-May-2009
          Ticker:  ACGL
            ISIN:  BMG0450A1053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       C IORDANOU                                                Mgmt          For                            For
       J.J MEENAGHAN                                             Mgmt          For                            For
       J.M PASQUESI                                              Mgmt          For                            For
       W BEVERIDGE                                               Mgmt          For                            For
       D BRAND                                                   Mgmt          For                            For
       K CHRISTENSEN                                             Mgmt          For                            For
       G.B COLLIS                                                Mgmt          For                            For
       W.J COONEY                                                Mgmt          For                            For
       E FULLERTON-ROME                                          Mgmt          For                            For
       R.H.W FUNNEKOTTER                                         Mgmt          For                            For
       M GRANDISSON                                              Mgmt          For                            For
       M.A GREENE                                                Mgmt          For                            For
       J.C.R HELE                                                Mgmt          For                            For
       D HIPKIN                                                  Mgmt          For                            For
       W.P HUTCHINGS                                             Mgmt          For                            For
       C IORDANOU                                                Mgmt          For                            For
       W.H KAMPHUIJS                                             Mgmt          For                            For
       M.H KIER                                                  Mgmt          For                            For
       M.D LYONS                                                 Mgmt          For                            For
       M MURPHY                                                  Mgmt          For                            For
       M.J NILSEN                                                Mgmt          For                            For
       N PAPADOPOULO                                             Mgmt          For                            For
       M QUINN                                                   Mgmt          For                            For
       M RAJEH                                                   Mgmt          For                            For
       P.S ROBOTHAM                                              Mgmt          For                            For
       S SCHEUER                                                 Mgmt          For                            For
       B SINGH                                                   Mgmt          For                            For
       H SOHLER                                                  Mgmt          For                            For
       R.T.V GIESON                                              Mgmt          For                            For
       A WATSON                                                  Mgmt          For                            For
       J WEATHERSTONE                                            Mgmt          For                            For

03     TO APPOINT PRICEWATERHOUSECOOPERS LLP AS THE              Mgmt          For                            For
       COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE YEAR ENDING DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 BRISTOW GROUP INC.                                                                          Agenda Number:  932934373
--------------------------------------------------------------------------------------------------------------------------
        Security:  110394103
    Meeting Type:  Annual
    Meeting Date:  05-Aug-2008
          Ticker:  BRS
            ISIN:  US1103941035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       THOMAS N. AMONETT                                         Mgmt          For                            For
       CHARLES F. BOLDEN, JR.                                    Mgmt          For                            For
       STEPHEN J. CANNON                                         Mgmt          For                            For
       JONATHAN H. CARTWRIGHT                                    Mgmt          For                            For
       WILLIAM E. CHILES                                         Mgmt          For                            For
       MICHAEL A. FLICK                                          Mgmt          For                            For
       THOMAS C. KNUDSON                                         Mgmt          For                            For
       KEN C. TAMBLYN                                            Mgmt          For                            For
       WILLIAM P. WYATT                                          Mgmt          For                            For

02     APPROVAL AND RATIFICATION OF THE SELECTION OF             Mgmt          For                            For
       KPMG LLP AS THE COMPANY'S INDEPENDENT AUDITORS
       FOR THE FISCAL YEAR ENDING MARCH 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 BRONCO DRILLING COMPANY, INC.                                                               Agenda Number:  932938155
--------------------------------------------------------------------------------------------------------------------------
        Security:  112211107
    Meeting Type:  Special
    Meeting Date:  14-Aug-2008
          Ticker:  BRNC
            ISIN:  US1122111073
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED          Mgmt          Against                        Against
       AS OF JANUARY 23, 2008, BY AND AMONG ALLIS-CHALMERS
       ENERGY INC., BRONCO DRILLING COMPANY, INC.
       AND ELWAY MERGER SUB, INC., AS AMENDED BY THE
       FIRST AMENDMENT THERETO, DATED AS OF JUNE 1,
       2008, PURSUANT TO WHICH BRONCO DRILLING COMPANY,
       INC. WILL MERGE WITH AND INTO ELWAY MERGER
       SUB, LLC.

02     TO APPROVE THE ADJOURNMENT OF THE SPECIAL MEETING         Mgmt          Against                        Against
       OF BRONCO STOCKHOLDERS, IF NECESSARY OR APPROPRIATE,
       TO SOLICIT ADDITIONAL PROXIES IN FAVOR OF THE
       ADOPTION OF THE MERGER AGREEMENT, AS AMENDED
       BY THE FIRST AMENDMENT THERETO.




--------------------------------------------------------------------------------------------------------------------------
 BRONCO DRILLING COMPANY, INC.                                                               Agenda Number:  932963514
--------------------------------------------------------------------------------------------------------------------------
        Security:  112211107
    Meeting Type:  Annual
    Meeting Date:  17-Nov-2008
          Ticker:  BRNC
            ISIN:  US1122111073
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       D. FRANK HARRISON                                         Mgmt          For                            For
       GARY C. HILL                                              Mgmt          For                            For
       DAVID W. HOUSE                                            Mgmt          For                            For
       DAVID L. HOUSTON                                          Mgmt          For                            For
       WILLIAM R. SNIPES                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BROOKFIELD ASSET MANAGEMENT INC.                                                            Agenda Number:  933032625
--------------------------------------------------------------------------------------------------------------------------
        Security:  112585104
    Meeting Type:  Annual and Special
    Meeting Date:  05-May-2009
          Ticker:  BAM
            ISIN:  CA1125851040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MARCEL R. COUTU                                           Mgmt          For                            For
       MAUREEN KEMPSTON DARKES                                   Mgmt          For                            For
       LANCE LIEBMAN                                             Mgmt          For                            For
       G. WALLACE F. MCCAIN                                      Mgmt          For                            For
       FRANK J. MCKENNA                                          Mgmt          For                            For
       JACK M. MINTZ                                             Mgmt          For                            For
       PATRICIA M. NEWSON                                        Mgmt          For                            For
       JAMES A. PATTISON                                         Mgmt          For                            For

02     THE APPOINTMENT OF THE EXTERNAL AUDITOR AND               Mgmt          For                            For
       AUTHORIZING THE DIRECTORS TO SET ITS REMUNERATION;

03     THE 2009 PLAN RESOLUTION.                                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CIMAREX ENERGY CO.                                                                          Agenda Number:  933024414
--------------------------------------------------------------------------------------------------------------------------
        Security:  171798101
    Meeting Type:  Annual
    Meeting Date:  20-May-2009
          Ticker:  XEC
            ISIN:  US1717981013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: JERRY BOX                           Mgmt          For                            For

1B     ELECTION OF DIRECTOR: PAUL D. HOLLEMAN                    Mgmt          For                            For

1C     ELECTION OF DIRECTOR: MICHAEL J. SULLIVAN                 Mgmt          For                            For

4      RATIFY APPOINTMENT OF KPMG LLP AS INDEPENDENT             Mgmt          For                            For
       AUDITORS FOR 2009.




--------------------------------------------------------------------------------------------------------------------------
 COHERENT, INC.                                                                              Agenda Number:  932999254
--------------------------------------------------------------------------------------------------------------------------
        Security:  192479103
    Meeting Type:  Annual
    Meeting Date:  11-Mar-2009
          Ticker:  COHR
            ISIN:  US1924791031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN R. AMBROSEO                                          Mgmt          Withheld                       Against
       JOHN H. HART                                              Mgmt          Withheld                       Against
       SUSAN JAMES                                               Mgmt          Withheld                       Against
       CLIFFORD PRESS                                            Mgmt          For                            For
       LAWRENCE TOMLINSON                                        Mgmt          Withheld                       Against
       GARRY ROGERSON                                            Mgmt          Withheld                       Against
       SANDEEP VIJ                                               Mgmt          Withheld                       Against

02     TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE            Mgmt          For                            For
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING OCTOBER 3,
       2009

03     TO APPROVE THE AMENDED AND RESTATED EMPLOYEE              Mgmt          For                            For
       STOCK PURCHASE PLAN

04     TO APPROVE THE AMENDED AND RESTATED 2001 STOCK            Mgmt          For                            For
       PLAN




--------------------------------------------------------------------------------------------------------------------------
 COMMSCOPE, INC.                                                                             Agenda Number:  933021379
--------------------------------------------------------------------------------------------------------------------------
        Security:  203372107
    Meeting Type:  Annual
    Meeting Date:  01-May-2009
          Ticker:  CTV
            ISIN:  US2033721075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       FRANK M. DRENDEL                                          Mgmt          For                            For
       RICHARD C. SMITH                                          Mgmt          For                            For

02     APPROVAL OF AN INCREASE IN THE NUMBER OF SHARES           Mgmt          For                            For
       OF COMMON STOCK AUTHORIZED FOR ISSUANCE UNDER
       THE COMMSCOPE, INC. 2006 LONG TERM INCENTIVE
       PLAN.

03     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR 2009.




--------------------------------------------------------------------------------------------------------------------------
 CROSS COUNTRY HEALTHCARE, INC.                                                              Agenda Number:  933023525
--------------------------------------------------------------------------------------------------------------------------
        Security:  227483104
    Meeting Type:  Annual
    Meeting Date:  05-May-2009
          Ticker:  CCRN
            ISIN:  US2274831047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOSEPH A. BOSHART                                         Mgmt          For                            For
       EMIL HENSEL                                               Mgmt          For                            For
       W. LARRY CASH                                             Mgmt          For                            For
       C. TAYLOR COLE, JR.                                       Mgmt          For                            For
       THOMAS C. DIRCKS                                          Mgmt          For                            For
       GALE FITZGERALD                                           Mgmt          For                            For
       JOSEPH TRUNFIO                                            Mgmt          For                            For

02     PROPOSAL TO APPROVE AND RATIFY THE APPOINTMENT            Mgmt          For                            For
       OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 E-L FINANCIAL CORPORATION LIMITED                                                           Agenda Number:  933031039
--------------------------------------------------------------------------------------------------------------------------
        Security:  268575107
    Meeting Type:  Annual
    Meeting Date:  08-May-2009
          Ticker:  ELFIF
            ISIN:  CA2685751075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       J. CHRISTOPHER BARRON                                     Mgmt          For                            For
       JAMES F. BILLETT                                          Mgmt          For                            For
       GEORGE L. COOKE                                           Mgmt          For                            For
       WILLIAM J. CORCORAN                                       Mgmt          For                            For
       LESLIE C. HERR                                            Mgmt          For                            For
       DUNCAN N.R. JACKMAN                                       Mgmt          For                            For
       HON. HENRY N.R. JACKMAN                                   Mgmt          For                            For
       MARK M. TAYLOR                                            Mgmt          For                            For
       DOUGLAS C. TOWNSEND                                       Mgmt          For                            For

02     TO APPOINT DELOITTE & TOUCHE LLP AS AUDITORS              Mgmt          For                            For
       OF THE COMPANY AND AUTHORIZE THE DIRECTORS
       TO FIX THEIR REMUNERATION.




--------------------------------------------------------------------------------------------------------------------------
 ELECTRO SCIENTIFIC INDUSTRIES, INC.                                                         Agenda Number:  932933648
--------------------------------------------------------------------------------------------------------------------------
        Security:  285229100
    Meeting Type:  Annual
    Meeting Date:  05-Aug-2008
          Ticker:  ESIO
            ISIN:  US2852291002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BARRY L. HARMON                                           Mgmt          For                            For
       GERALD F. TAYLOR                                          Mgmt          For                            For
       W. ARTHUR PORTER                                          Mgmt          For                            For
       EDWARD C. GRADY                                           Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF KPMG LLP AS ESI'S            Mgmt          For                            For
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
       FOR THE FISCAL YEAR ENDING MARCH 28, 2009.




--------------------------------------------------------------------------------------------------------------------------
 ELECTRONICS FOR IMAGING, INC.                                                               Agenda Number:  933099334
--------------------------------------------------------------------------------------------------------------------------
        Security:  286082102
    Meeting Type:  Annual
    Meeting Date:  19-Jun-2009
          Ticker:  EFII
            ISIN:  US2860821022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GILL COGAN                                                Mgmt          For                            For
       GUY GECHT                                                 Mgmt          For                            For
       THOMAS GEORGENS                                           Mgmt          For                            For
       JAMES S. GREENE                                           Mgmt          For                            For
       RICHARD A. KASHNOW                                        Mgmt          For                            For
       DAN MAYDAN                                                Mgmt          For                            For
       FRED ROSENZWEIG                                           Mgmt          For                            For

02     TO APPROVE THE AMENDMENT AND RESTATEMENT OF               Mgmt          For                            For
       THE COMPANY'S AMENDED 2000 EMPLOYEE STOCK PURCHASE
       PLAN TO PROVIDE FOR AN INCREASE IN THE NUMBER
       OF SHARES AUTHORIZED FOR ISSUANCE PURSUANT
       TO SUCH PLAN.

03     TO APPROVE THE 2009 EQUITY INCENTIVE AWARD PLAN           Mgmt          For                            For
       AND THE RESERVATION OF AN AGGREGATE OF 5,000,000
       SHARES OF THE COMPANY'S COMMON STOCK FOR ISSUANCE
       PURSUANT TO SUCH PLAN.

04     TO APPROVE A ONE-TIME FAIR VALUE OPTION EXCHANGE          Mgmt          For                            For
       PROGRAM FOR EMPLOYEES OTHER THAN OUR NAMED
       EXECUTIVE OFFICERS.

05     TO APPROVE A ONE-TIME FAIR VALUE OPTION EXCHANGE          Mgmt          For                            For
       PROGRAM FOR OUR NAMED EXECUTIVE OFFICERS, EXCHANGING
       TIME-BASED STOCK OPTIONS FOR PERFORMANCE-BASED
       AWARDS.

06     TO RATIFY THE APPOINTMENT OF THE COMPANY'S INDEPENDENT    Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL
       YEAR ENDING DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 ENCORE WIRE CORPORATION                                                                     Agenda Number:  933024882
--------------------------------------------------------------------------------------------------------------------------
        Security:  292562105
    Meeting Type:  Annual
    Meeting Date:  05-May-2009
          Ticker:  WIRE
            ISIN:  US2925621052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DANIEL L. JONES                                           Mgmt          For                            For
       WILLIAM R. THOMAS, III                                    Mgmt          For                            For
       DONALD E. COURTNEY                                        Mgmt          For                            For
       THOMAS L. CUNNINGHAM                                      Mgmt          For                            For
       JOHN H. WILSON                                            Mgmt          For                            For
       SCOTT D. WEAVER                                           Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST               Mgmt          For                            For
       & YOUNG LLP AS INDEPENDENT AUDITORS OF THE
       COMPANY FOR THE ENDING DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 FBL FINANCIAL GROUP, INC.                                                                   Agenda Number:  933035013
--------------------------------------------------------------------------------------------------------------------------
        Security:  30239F106
    Meeting Type:  Annual
    Meeting Date:  20-May-2009
          Ticker:  FFG
            ISIN:  US30239F1066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JERRY L. CHICOINE                                         Mgmt          Withheld                       Against
       TIM H. GILL                                               Mgmt          Withheld                       Against
       ROBERT H. HANSON                                          Mgmt          Withheld                       Against
       PAUL E. LARSON                                            Mgmt          Withheld                       Against
       EDWARD W. MEHRER                                          Mgmt          Withheld                       Against
       JAMES W. NOYCE                                            Mgmt          Withheld                       Against
       KIM M. ROBAK                                              Mgmt          Withheld                       Against
       JOHN E. WALKER                                            Mgmt          Withheld                       Against

02     RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP               Mgmt          For                            For
       AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2009.




--------------------------------------------------------------------------------------------------------------------------
 FORDING CANADIAN COAL TRUST                                                                 Agenda Number:  932953006
--------------------------------------------------------------------------------------------------------------------------
        Security:  345425102
    Meeting Type:  Special
    Meeting Date:  30-Sep-2008
          Ticker:  FDG
            ISIN:  CA3454251024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE SPECIAL RESOLUTION, SUBSTANTIALLY IN THE              Mgmt          For                            For
       FORM OF THE ARRANGEMENT RESOLUTION SET FORTH
       IN APPENDIX A TO THE CIRCULAR, APPROVING, AMONG
       OTHER THINGS, THE ARRANGEMENT UNDER SECTION
       193 OF THE BUSINESS CORPORATIONS ACT (ALBERTA)
       INVOLVING, AMONG OTHER THINGS, THE ACQUISITION
       BY TECK COMINCO LIMITED OF ALL OF THE ASSETS
       AND ASSUMPTION OF ALL OF THE LIABILITIES OF
       FORDING, ALL AS MORE FULLY SET FORTH IN THE
       CIRCULAR.




--------------------------------------------------------------------------------------------------------------------------
 FOREST CITY ENTERPRISES, INC.                                                               Agenda Number:  933068810
--------------------------------------------------------------------------------------------------------------------------
        Security:  345550107
    Meeting Type:  Annual
    Meeting Date:  05-Jun-2009
          Ticker:  FCEA
            ISIN:  US3455501078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MICHAEL P. ESPOSITO, JR                                   Mgmt          For                            For
       JOAN K. SHAFRAN                                           Mgmt          For                            For
       LOUIS STOKES                                              Mgmt          For                            For
       STAN ROSS                                                 Mgmt          For                            For

02     THE RATIFICATION OF PRICEWATERHOUSECOOPERS LLP            Mgmt          For                            For
       AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE COMPANY FOR THE FISCAL YEAR ENDING
       JANUARY 31, 2010.




--------------------------------------------------------------------------------------------------------------------------
 GENESEE & WYOMING INC.                                                                      Agenda Number:  933064468
--------------------------------------------------------------------------------------------------------------------------
        Security:  371559105
    Meeting Type:  Annual
    Meeting Date:  27-May-2009
          Ticker:  GWR
            ISIN:  US3715591059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DAVID C. HURLEY                                           Mgmt          For                            For
       PETER O. SCANNELL                                         Mgmt          For                            For

02     PROPOSAL TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERSMgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2009




--------------------------------------------------------------------------------------------------------------------------
 HAVERTY FURNITURE COMPANIES, INC.                                                           Agenda Number:  933023450
--------------------------------------------------------------------------------------------------------------------------
        Security:  419596101
    Meeting Type:  Annual
    Meeting Date:  08-May-2009
          Ticker:  HVT
            ISIN:  US4195961010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CLARENCE H. RIDLEY                                        Mgmt          For                            For
       JOHN T. GLOVER                                            Mgmt          For                            For
       RAWSON HAVERTY, JR.                                       Mgmt          For                            For
       L. PHILLIP HUMANN                                         Mgmt          For                            For
       MYLLE H. MANGUM                                           Mgmt          For                            For
       FRANK S. MCGAUGHEY III                                    Mgmt          For                            For
       CLARENCE H. SMITH                                         Mgmt          For                            For
       AL TRUJILLO                                               Mgmt          For                            For
       TERENCE F. MCGUIRK                                        Mgmt          For                            For
       VICKI R. PALMER                                           Mgmt          For                            For
       FRED L. SCHUERMANN                                        Mgmt          For                            For

03     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG          Mgmt          For                            For
       LLP AS INDEPENDENT AUDITOR.




--------------------------------------------------------------------------------------------------------------------------
 HERLEY INDUSTRIES, INC.                                                                     Agenda Number:  932996133
--------------------------------------------------------------------------------------------------------------------------
        Security:  427398102
    Meeting Type:  Annual
    Meeting Date:  17-Mar-2009
          Ticker:  HRLY
            ISIN:  US4273981021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN A. THONET                                            Mgmt          For                            For
       CARLOS C. CAMPBELL                                        Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF MARCUM &               Mgmt          For                            For
       KLIEGMAN LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTANTS FOR THE YEAR ENDING AUGUST
       2, 2009.




--------------------------------------------------------------------------------------------------------------------------
 IMATION CORP.                                                                               Agenda Number:  933019689
--------------------------------------------------------------------------------------------------------------------------
        Security:  45245A107
    Meeting Type:  Annual
    Meeting Date:  06-May-2009
          Ticker:  IMN
            ISIN:  US45245A1079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       MICHAEL S. FIELDS                                         Mgmt          For                            For
       RONALD T. LEMAY                                           Mgmt          For                            For
       L. WHITE MATTHEWS, III                                    Mgmt          For                            For

02     RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS          Mgmt          For                            For
       LLP AS IMATION'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR FISCAL YEAR 2009




--------------------------------------------------------------------------------------------------------------------------
 INVESTMENT TECHNOLOGY GROUP, INC.                                                           Agenda Number:  933026329
--------------------------------------------------------------------------------------------------------------------------
        Security:  46145F105
    Meeting Type:  Annual
    Meeting Date:  12-May-2009
          Ticker:  ITG
            ISIN:  US46145F1057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       J. WILLIAM BURDETT                                        Mgmt          For                            For
       CHRISTOPHER V. DODDS                                      Mgmt          For                            For
       ROBERT C. GASSER                                          Mgmt          For                            For
       TIMOTHY L. JONES                                          Mgmt          For                            For
       ROBERT L. KING                                            Mgmt          For                            For
       KEVIN J.P. O'HARA                                         Mgmt          For                            For
       MAUREEN O'HARA                                            Mgmt          For                            For
       BRIAN J. STECK                                            Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF KPMG LLP               Mgmt          For                            For
       AS THE INDEPENDENT AUDITORS FOR THE 2009 FISCAL
       YEAR.

03     APPROVAL OF AN INCREASE IN THE NUMBER OF SHARES           Mgmt          For                            For
       RESERVED AND AVAILABLE FOR ISSUANCE UNDER THE
       INVESTMENT TECHNOLOGY GROUP, INC. AMENDED AND
       RESTATED EMPLOYEE STOCK PURCHASE PLAN.

04     APPROVAL OF AN INCREASE IN THE NUMBER OF SHARES           Mgmt          For                            For
       RESERVED AND AVAILABLE FOR ISSUANCE UNDER THE
       INVESTMENT TECHNOLOGY GROUP, INC. 2007 OMNIBUS
       EQUITY COMPENSATION PLAN.




--------------------------------------------------------------------------------------------------------------------------
 JAKKS PACIFIC, INC.                                                                         Agenda Number:  932947724
--------------------------------------------------------------------------------------------------------------------------
        Security:  47012E106
    Meeting Type:  Annual
    Meeting Date:  19-Sep-2008
          Ticker:  JAKK
            ISIN:  US47012E1064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JACK FRIEDMAN                                             Mgmt          For                            For
       STEPHEN G. BERMAN                                         Mgmt          For                            For
       DAN ALMAGOR                                               Mgmt          For                            For
       DAVID C. BLATTE                                           Mgmt          For                            For
       ROBERT E. GLICK                                           Mgmt          For                            For
       MICHAEL G. MILLER                                         Mgmt          For                            For
       MURRAY L. SKALA                                           Mgmt          For                            For

02     APPROVAL OF APPOINTMENT OF THE FIRM OF BDO SEIDMAN,       Mgmt          For                            For
       LLP AS THE COMPANY'S AUDITORS.

03     RATIFICATION AND APPROVAL OF THE 2008 AMENDMENT           Mgmt          For                            For
       TO THE COMPANY'S 2002 STOCK AWARD AND INCENTIVE
       PLAN.

04     IN THEIR DISCRETION UPON SUCH OTHER MEASURES              Mgmt          Abstain                        Against
       AS MAY PROPERLY COME BEFORE THE MEETING, HEREBY
       RATIFYING AND CONFIRMING ALL THAT SAID PROXY
       MAY LAWFULLY DO OR CAUSE TO BE DONE BY VIRTUE
       HEREOF AND HEREBY REVOKING ALL PROXIES HERETOFORE
       GIVEN BY THE UNDERSIGNED TO VOTE AT SAID MEETING
       OR ANY ADJOURNMENT THEREOF.




--------------------------------------------------------------------------------------------------------------------------
 JOURNAL COMMUNICATIONS, INC.                                                                Agenda Number:  933018473
--------------------------------------------------------------------------------------------------------------------------
        Security:  481130102
    Meeting Type:  Annual
    Meeting Date:  30-Apr-2009
          Ticker:  JRN
            ISIN:  US4811301021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DAVID J. DRURY                                            Mgmt          For                            For
       JONATHAN NEWCOMB                                          Mgmt          For                            For
       ROGER D. PEIRCE                                           Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSE        Mgmt          For                            For
       COOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       DECEMBER 27, 2009.




--------------------------------------------------------------------------------------------------------------------------
 K-SWISS INC.                                                                                Agenda Number:  933038526
--------------------------------------------------------------------------------------------------------------------------
        Security:  482686102
    Meeting Type:  Annual
    Meeting Date:  19-May-2009
          Ticker:  KSWS
            ISIN:  US4826861027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       STEPHEN FINE                                              Mgmt          For                            For
       MARK LOUIE                                                Mgmt          For                            For

02     ADOPTION, APPROVAL AND RATIFICATION OF THE 2009           Mgmt          For                            For
       STOCK INCENTIVE PLAN

03     RATIFICATION OF THE APPOINTMENT OF GRANT THORNTON         Mgmt          For                            For
       LLP AS THE INDEPENDENT AUDITORS FOR THE YEAR
       ENDED DECEMBER 31, 2009




--------------------------------------------------------------------------------------------------------------------------
 KAISER ALUMINUM CORPORATION                                                                 Agenda Number:  933083901
--------------------------------------------------------------------------------------------------------------------------
        Security:  483007704
    Meeting Type:  Annual
    Meeting Date:  02-Jun-2009
          Ticker:  KALU
            ISIN:  US4830077040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DAVID FOSTER                                              Mgmt          For                            For
       TERESA A. HOPP                                            Mgmt          For                            For
       WILLIAM F. MURDY                                          Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF DELOITTE & TOUCHE          Mgmt          For                            For
       LLP AS KAISER'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER
       31, 2009




--------------------------------------------------------------------------------------------------------------------------
 LEUCADIA NATIONAL CORPORATION                                                               Agenda Number:  933048298
--------------------------------------------------------------------------------------------------------------------------
        Security:  527288104
    Meeting Type:  Annual
    Meeting Date:  11-May-2009
          Ticker:  LUK
            ISIN:  US5272881047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       IAN M. CUMMING                                            Mgmt          For                            For
       PAUL M. DOUGAN                                            Mgmt          For                            For
       ALAN J. HIRSCHFIELD                                       Mgmt          For                            For
       JAMES E. JORDAN                                           Mgmt          For                            For
       JEFFREY C. KEIL                                           Mgmt          For                            For
       J.C. NICHOLS, III                                         Mgmt          For                            For
       MICHAEL SORKIN                                            Mgmt          For                            For
       JOSEPH S. STEINBERG                                       Mgmt          For                            For

02     TO APPROVE CERTAIN AMENDMENTS TO THE COMPANY'S            Mgmt          For                            For
       1999 STOCK OPTION PLAN.

03     TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS         Mgmt          For                            For
       LLP AS INDEPENDENT ACCOUNTANTS OF THE COMPANY
       FOR 2009.




--------------------------------------------------------------------------------------------------------------------------
 LEXMARK INTERNATIONAL, INC.                                                                 Agenda Number:  933007735
--------------------------------------------------------------------------------------------------------------------------
        Security:  529771107
    Meeting Type:  Annual
    Meeting Date:  23-Apr-2009
          Ticker:  LXK
            ISIN:  US5297711070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: MICHAEL J. MAPLES                   Mgmt          For                            For

1B     ELECTION OF DIRECTOR: STEPHEN R. HARDIS                   Mgmt          For                            For

1C     ELECTION OF DIRECTOR: WILLIAM R. FIELDS                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: ROBERT HOLLAND, JR.                 Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE COMPANY'S FISCAL
       YEAR ENDING DECEMBER 31, 2009.

03     APPROVAL OF THE COMPANY'S STOCK INCENTIVE PLAN,           Mgmt          Against                        Against
       AS AMENDED AND RESTATED.

04     STOCKHOLDER PROPOSAL REGARDING AN ADVISORY VOTE           Shr           For                            Against
       ON EXECUTIVE COMPENSATION.




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL WESTERN LIFE INSURANCE COMPANY                                                     Agenda Number:  933098154
--------------------------------------------------------------------------------------------------------------------------
        Security:  638522102
    Meeting Type:  Annual
    Meeting Date:  19-Jun-2009
          Ticker:  NWLI
            ISIN:  US6385221022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROBERT L. MOODY                                           Mgmt          For                            For
       STEPHEN E. GLASGOW                                        Mgmt          For                            For
       E.J. PEDERSON                                             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 P.H. GLATFELTER COMPANY                                                                     Agenda Number:  933029008
--------------------------------------------------------------------------------------------------------------------------
        Security:  377316104
    Meeting Type:  Annual
    Meeting Date:  29-Apr-2009
          Ticker:  GLT
            ISIN:  US3773161043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GEORGE H. GLATFELTER II                                   Mgmt          For                            For
       RONALD J. NAPLES                                          Mgmt          For                            For
       RICHARD L. SMOOT                                          Mgmt          For                            For

02     APPROVAL OF AN INCREASE IN NUMBER OF SHARES               Mgmt          For                            For
       AVAILABLE FOR AWARDS UNDER THE AMENDED AND
       RESTATED LONG-TERM INCENTIVE PLAN AND APPROVAL
       OF THE AMENDED AND RESTATED LONG-TERM INCENTIVE
       PLAN, FOR PURPOSES OF COMPLYING WITH SECTION
       162(M) OF THE INTERNAL REVENUE CODE, AS DESCRIBED
       IN SUMMARY IN THE ACCOMPANYING PROXY STATEMENT
       AND INCLUDED AS APPENDIX A TO THE PROXY STATEMENT.

03     RATIFICATION OF DELOITTE & TOUCHE LLP AS INDEPENDENT      Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM.




--------------------------------------------------------------------------------------------------------------------------
 PARK ELECTROCHEMICAL CORP.                                                                  Agenda Number:  932930185
--------------------------------------------------------------------------------------------------------------------------
        Security:  700416209
    Meeting Type:  Annual
    Meeting Date:  16-Jul-2008
          Ticker:  PKE
            ISIN:  US7004162092
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DALE BLANCHFIELD                                          Mgmt          For                            For
       LLOYD FRANK                                               Mgmt          For                            For
       BRIAN E. SHORE                                            Mgmt          For                            For
       STEVEN T. WARSHAW                                         Mgmt          For                            For

02     APPROVAL OF AMENDMENT TO 2002 STOCK OPTION PLAN           Mgmt          For                            For
       TO INCREASE THE AGGREGATE NUMBER OF SHARES
       OF COMMON STOCK AUTHORIZED FOR ISSUANCE UNDER
       SUCH PLAN BY 900,000 SHARES AND TO EXTEND THE
       TERM OF SUCH PLAN TO MAY 21, 2018.

03     RATIFICATION OF APPOINTMENT OF GRANT THORNTON             Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING MARCH 1, 2009.




--------------------------------------------------------------------------------------------------------------------------
 PHARMACEUTICAL PRODUCT DEVELOPMENT, INC.                                                    Agenda Number:  933035417
--------------------------------------------------------------------------------------------------------------------------
        Security:  717124101
    Meeting Type:  Annual
    Meeting Date:  20-May-2009
          Ticker:  PPDI
            ISIN:  US7171241018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       STUART BONDURANT, M.D.                                    Mgmt          For                            For
       FREDRIC N. ESHELMAN                                       Mgmt          For                            For
       FREDERICK FRANK                                           Mgmt          For                            For
       GENERAL DAVID L. GRANGE                                   Mgmt          For                            For
       CATHERINE M. KLEMA                                        Mgmt          For                            For
       TERRY MAGNUSON, PH.D.                                     Mgmt          For                            For
       ERNEST MARIO, PH.D.                                       Mgmt          For                            For
       JOHN A. MCNEILL, JR.                                      Mgmt          For                            For

02     TO APPROVE AN AMENDMENT AND RESTATEMENT OF THE            Mgmt          Against                        Against
       COMPANY'S 1995 EQUITY COMPENSATION PLAN WHICH,
       AMONG OTHER THINGS, INCREASES THE NUMBER OF
       SHARES OF OUR COMMON STOCK RESERVED FOR ISSUANCE
       UNDER THE PLAN BY 8,300,000 FROM 21,259,004
       SHARES TO 29,559,004 SHARES.

03     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING
       DECEMBER 31, 2009.

04     IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED           Mgmt          Abstain                        Against
       TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY
       COME BEFORE THE MEETING.




--------------------------------------------------------------------------------------------------------------------------
 PIONEER DRILLING COMPANY                                                                    Agenda Number:  933049808
--------------------------------------------------------------------------------------------------------------------------
        Security:  723655106
    Meeting Type:  Annual
    Meeting Date:  15-May-2009
          Ticker:  PDC
            ISIN:  US7236551062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       WM. STACY LOCKE                                           Mgmt          For                            For
       C. JOHN THOMPSON                                          Mgmt          For                            For
       SCOTT D. URBAN                                            Mgmt          For                            For

02     TO APPROVE THE AMENDMENT TO THE PIONEER DRILLING          Mgmt          For                            For
       COMPANY 2007 INCENTIVE PLAN.

03     TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE              Mgmt          For                            For
       COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL
       YEAR ENDING DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 PRECISION DRILLING TRUST                                                                    Agenda Number:  933054950
--------------------------------------------------------------------------------------------------------------------------
        Security:  740215108
    Meeting Type:  Annual and Special
    Meeting Date:  06-May-2009
          Ticker:  PDS
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ELECTING THE FOLLOWING NOMINEES AS THE BOARD              Mgmt          For                            For
       OF TRUSTEES OF THE TRUST FOR THE ENSUING YEAR:
       ROBERT J.S. GIBSON, PATRICK M. MURRAY, ALLEN
       R. HAGERMAN

02     APPROVING THE FOLLOWING NOMINEES FOR APPOINTMENT          Mgmt          For                            For
       TO THE BOARD OF DIRECTORS OF PRECISION DRILLING
       CORPORATION FOR THE ENSUING YEAR: FRANK M.
       BROWN, WILLIAM T. DONOVAN, W.C. (MICKEY) DUNN,
       BRIAN A. FELESKY, ROBERT J.S. GIBSON, ALLEN
       R. HAGERMAN, STEPHEN J.J. LETWIN, PATRICK M.
       MURRAY, KEVIN A. NEVEU, FREDERICK W. PHEASEY,
       ROBERT L. PHILLIPS, TREVOR M. TURBIDY

03     APPOINTING KPMG LLP AS THE AUDITOR OF THE TRUST           Mgmt          For                            For
       FOR THE ENSUING YEAR.

04     APPROVING AND ADOPTING A TRUST UNIT OPTION PLAN,          Mgmt          For                            For
       AS MORE PARTICULARLY DESCRIBED IN THE ACCOMPANYING
       INFORMATION CIRCULAR.

05     APPROVAL OF AN ORDINARY RESOLUTION INCREASING             Mgmt          For                            For
       THE NUMBER OF TRUST UNITS RESERVED FOR ISSUANCE
       UNDER THE TRUST'S DEFERRED TRUST UNIT PLAN,
       AS MORE PARTICULARLY DESCRIBED IN THE ACCOMPANYING
       INFORMATION CIRCULAR.




--------------------------------------------------------------------------------------------------------------------------
 RUSS BERRIE AND COMPANY, INC.                                                               Agenda Number:  932927645
--------------------------------------------------------------------------------------------------------------------------
        Security:  782233100
    Meeting Type:  Annual
    Meeting Date:  10-Jul-2008
          Ticker:  RUS
            ISIN:  US7822331002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RAPHAEL BENAROYA                                          Mgmt          For                            For
       MARIO CIAMPI                                              Mgmt          For                            For
       BRUCE G. CRAIN                                            Mgmt          For                            For
       FREDERICK J. HOROWITZ                                     Mgmt          For                            For
       LAUREN KRUEGER                                            Mgmt          For                            For
       SALVATORE M. SALIBELLO                                    Mgmt          For                            For
       JOHN SCHAEFER                                             Mgmt          For                            For
       MICHAEL ZIMMERMAN                                         Mgmt          For                            For

02     APPROVAL OF THE RUSS BERRIE AND COMPANY, INC.             Mgmt          For                            For
       EQUITY INCENTIVE PLAN.

03     APPROVAL OF THE RUSS BERRIE AND COMPANY, INC.             Mgmt          For                            For
       2009 EMPLOYEE STOCK PURCHASE PLAN.




--------------------------------------------------------------------------------------------------------------------------
 ST. MARY LAND & EXPLORATION COMPANY                                                         Agenda Number:  933037219
--------------------------------------------------------------------------------------------------------------------------
        Security:  792228108
    Meeting Type:  Annual
    Meeting Date:  20-May-2009
          Ticker:  SM
            ISIN:  US7922281081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BARBARA M. BAUMANN                                        Mgmt          For                            For
       ANTHONY J. BEST                                           Mgmt          For                            For
       LARRY W. BICKLE                                           Mgmt          For                            For
       WILLIAM J. GARDINER                                       Mgmt          For                            For
       JULIO M. QUINTANA                                         Mgmt          For                            For
       JOHN M. SEIDL                                             Mgmt          For                            For
       WILLIAM D. SULLIVAN                                       Mgmt          For                            For

02     APPROVAL OF THE 2009 AMENDMENTS TO THE EQUITY             Mgmt          For                            For
       INCENTIVE COMPENSATION PLAN.

03     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP BY THE AUDIT COMMITTEE AS THE
       COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2009.




--------------------------------------------------------------------------------------------------------------------------
 SYBASE, INC.                                                                                Agenda Number:  933011164
--------------------------------------------------------------------------------------------------------------------------
        Security:  871130100
    Meeting Type:  Annual
    Meeting Date:  14-Apr-2009
          Ticker:  SY
            ISIN:  US8711301007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN S. CHEN                                              Mgmt          For                            For
       RICHARD C. ALBERDING                                      Mgmt          For                            For
       MICHAEL A. DANIELS                                        Mgmt          For                            For
       ALAN B. SALISBURY                                         Mgmt          For                            For
       JACK E. SUM                                               Mgmt          For                            For

02     RATIFICATION OF ERNST & YOUNG LLP AS INDEPENDENT          Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM FOR 2009

03     APPROVE AMENDMENTS TO THE SYBASE, INC. AMENDED            Mgmt          Against                        Against
       AND RESTATED 2003 STOCK PLAN, THAT AMONG OTHER
       MATTERS, INCREASE THE SHARE RESERVE BY 5,000,000
       SHARES AND APPROVE ITS MATERIAL TERMS AND PERFORMANCE
       GOALS FOR PURPOSES OF INTERNAL REVENUE CODE
       SECTION 162(M)




--------------------------------------------------------------------------------------------------------------------------
 SYCAMORE NETWORKS, INC.                                                                     Agenda Number:  932978654
--------------------------------------------------------------------------------------------------------------------------
        Security:  871206108
    Meeting Type:  Annual
    Meeting Date:  06-Jan-2009
          Ticker:  SCMR
            ISIN:  US8712061089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       DANIEL E. SMITH                                           Mgmt          For                            For

2      TO AUTHORIZE THE BOARD OF DIRECTORS, IN ITS               Mgmt          For                            For
       DISCRETION, TO AMEND SYCAMORE'S AMENDED AND
       RESTATED CERTIFICATE OF INCORPORATION TO EFFECT
       A REVERSE STOCK SPLIT OF ITS OUTSTANDING COMMON
       STOCK AT A RATIO OF (I) ONE-FOR-FIVE, (II)
       ONE-FOR-SEVEN, OR (III) ONE-FOR-TEN, AS MORE
       FULLY DESCRIBED IN THE PROXY STATEMENT.

3      TO APPROVE SYCAMORE'S 2009 STOCK INCENTIVE PLAN.          Mgmt          For                            For

4      TO APPROVE SYCAMORE'S 2009 NON-EMPLOYEE DIRECTOR          Mgmt          For                            For
       STOCK OPTION PLAN.

5      TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS         Mgmt          For                            For
       LLP AS SYCAMORE'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       JULY 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 SYNOPSYS, INC.                                                                              Agenda Number:  932991587
--------------------------------------------------------------------------------------------------------------------------
        Security:  871607107
    Meeting Type:  Annual
    Meeting Date:  27-Feb-2009
          Ticker:  SNPS
            ISIN:  US8716071076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       AART J. DE GEUS                                           Mgmt          For                            For
       ALFRED CASTINO                                            Mgmt          For                            For
       CHI-FOON CHAN                                             Mgmt          For                            For
       BRUCE R. CHIZEN                                           Mgmt          For                            For
       DEBORAH A. COLEMAN                                        Mgmt          For                            For
       JOHN SCHWARZ                                              Mgmt          For                            For
       SASSON SOMEKH                                             Mgmt          For                            For
       ROY VALLEE                                                Mgmt          For                            For
       STEVEN C. WALSKE                                          Mgmt          For                            For

02     TO APPROVE AN AMENDMENT TO OUR 2006 EMPLOYEE              Mgmt          Against                        Against
       EQUITY INCENTIVE PLAN TO, AMONG OTHER ITEMS,
       INCREASE THE NUMBER OF SHARES OF COMMON STOCK
       RESERVED THEREUNDER BY 4,000,000 SHARES.

03     TO RATIFY THE APPOINTMENT BY OUR AUDIT COMMITTEE          Mgmt          For                            For
       OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       OCTOBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 TEJON RANCH CO.                                                                             Agenda Number:  933048781
--------------------------------------------------------------------------------------------------------------------------
        Security:  879080109
    Meeting Type:  Annual
    Meeting Date:  12-May-2009
          Ticker:  TRC
            ISIN:  US8790801091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GEOFFREY L. STACK                                         Mgmt          For                            For
       MICHAEL H. WINER                                          Mgmt          For                            For

02     RATIFICATION OF ERNST AND YOUNG, LLP AS THE               Mgmt          For                            For
       COMPANY'S INDEPENDENT PUBLIC ACCOUNTANTS FOR
       2009.




--------------------------------------------------------------------------------------------------------------------------
 TELLABS, INC.                                                                               Agenda Number:  933011354
--------------------------------------------------------------------------------------------------------------------------
        Security:  879664100
    Meeting Type:  Annual
    Meeting Date:  01-May-2009
          Ticker:  TLAB
            ISIN:  US8796641004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: BO HEDFORS                          Mgmt          For                            For

1B     ELECTION OF DIRECTOR: MICHAEL E. LAVIN                    Mgmt          For                            For

1C     ELECTION OF DIRECTOR: JAN H. SUWINSKI                     Mgmt          For                            For

02     RATIFICATION OF ERNST & YOUNG LLP AS THE COMPANY'S        Mgmt          For                            For
       INDEPENDENT AUDITORS FOR 2009.




--------------------------------------------------------------------------------------------------------------------------
 TIDEWATER INC.                                                                              Agenda Number:  932931909
--------------------------------------------------------------------------------------------------------------------------
        Security:  886423102
    Meeting Type:  Annual
    Meeting Date:  31-Jul-2008
          Ticker:  TDW
            ISIN:  US8864231027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       M. JAY ALLISON                                            Mgmt          For                            For
       JAMES C. DAY                                              Mgmt          For                            For
       RICHARD T. DU MOULIN                                      Mgmt          For                            For
       J. WAYNE LEONARD                                          Mgmt          For                            For
       RICHARD A. PATTAROZZI                                     Mgmt          For                            For
       NICHOLAS SUTTON                                           Mgmt          For                            For
       CINDY B. TAYLOR                                           Mgmt          For                            For
       DEAN E. TAYLOR                                            Mgmt          For                            For
       JACK E. THOMPSON                                          Mgmt          For                            For

02     APPROVAL OF THE TERMS OF THE EXECUTIVE OFFICER            Mgmt          For                            For
       ANNUAL INCENTIVE PLAN.

03     RATIFICATION OF THE SELECTION OF DELOITTE &               Mgmt          For                            For
       TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM.




--------------------------------------------------------------------------------------------------------------------------
 TIMBERWEST FOREST CORP.                                                                     Agenda Number:  932980887
--------------------------------------------------------------------------------------------------------------------------
        Security:  887147205
    Meeting Type:  Special
    Meeting Date:  19-Dec-2008
          Ticker:  TWTUF
            ISIN:  CA8871472053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE EXTRAORDINARY RESOLUTION, IN THE FORM SET             Mgmt          For                            For
       OUT IN SCHEDULE "A" TO THE ENCLOSED INFORMATION
       CIRCULAR (THE "EXTRAORDINARY RESOLUTION"),
       APPROVING AMENDMENTS TO THE NOTE INDENTURE
       BETWEEN THE COMPANY AND VALIANT TRUST COMPANY,
       AS TRUSTEE, DATED AS OF SEPTEMBER 30, 1998
       AND AS AMENDED (THE "NOTE INDENTURE"). PLEASE
       REFER TO THE VOTING INSTRUCTION FORM FOR A
       COMPLETE DESCRIPTION OF THIS RESOLUTION.




--------------------------------------------------------------------------------------------------------------------------
 VAIL RESORTS, INC.                                                                          Agenda Number:  932967637
--------------------------------------------------------------------------------------------------------------------------
        Security:  91879Q109
    Meeting Type:  Annual
    Meeting Date:  05-Dec-2008
          Ticker:  MTN
            ISIN:  US91879Q1094
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROLAND A. HERNANDEZ                                       Mgmt          For                            For
       THOMAS D. HYDE                                            Mgmt          For                            For
       JEFFREY W. JONES                                          Mgmt          For                            For
       ROBERT A. KATZ                                            Mgmt          For                            For
       RICHARD D. KINCAID                                        Mgmt          For                            For
       JOE R. MICHELETTO                                         Mgmt          For                            For
       JOHN T. REDMOND                                           Mgmt          For                            For
       JOHN F. SORTE                                             Mgmt          For                            For
       WILLIAM P. STIRITZ                                        Mgmt          For                            For

02     APPROVE THE MATERIAL TERMS FOR PAYMENT OF OUR             Mgmt          For                            For
       EXECUTIVE INCENTIVE COMPENSATION

03     RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS            Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM

04     IN THE DISCRETION OF THE PERSONS NAMED AS PROXIES         Mgmt          For                            For
       IN THIS PROXY, TRANSACT SUCH OTHER BUSINESS
       AS MAY PROPERLY COME BEFORE THE MEETING OR
       ANY ADJOURNMENT THEREOF




--------------------------------------------------------------------------------------------------------------------------
 VITERRA INC.                                                                                Agenda Number:  932998620
--------------------------------------------------------------------------------------------------------------------------
        Security:  92849T108
    Meeting Type:  Annual
    Meeting Date:  11-Mar-2009
          Ticker:  VTRAF
            ISIN:  CA92849T1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       THOMAS BIRKS                                              Mgmt          For                            For
       VIC BRUCE                                                 Mgmt          For                            For
       THOMAS CHAMBERS                                           Mgmt          For                            For
       DALLAS HOWE                                               Mgmt          For                            For
       HAROLD MILAVSKY                                           Mgmt          For                            For
       HERB PINDER, JR.                                          Mgmt          For                            For
       MAYO SCHMIDT                                              Mgmt          For                            For
       LARRY RUUD                                                Mgmt          For                            For
       BONNIE DUPONT                                             Mgmt          For                            For
       TIM HEARN                                                 Mgmt          For                            For

02     TO APPOINT DELOITTE & TOUCHE LLP AS AUDITORS              Mgmt          For                            For
       OF THE CORPORATION FOR THE ENSUING YEAR AND
       AUTHORIZING THE DIRECTORS TO FIX THEIR REMUNERATION.




--------------------------------------------------------------------------------------------------------------------------
 WESTLAKE CHEMICAL CORPORATION                                                               Agenda Number:  933044959
--------------------------------------------------------------------------------------------------------------------------
        Security:  960413102
    Meeting Type:  Annual
    Meeting Date:  14-May-2009
          Ticker:  WLK
            ISIN:  US9604131022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES CHAO                                                Mgmt          For                            For
       H. JOHN RILEY, JR.                                        Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP TO SERVE AS OUR INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2009.



Third Ave Value Fund
--------------------------------------------------------------------------------------------------------------------------
 AMBAC FINANCIAL GROUP, INC.                                                                 Agenda Number:  933021002
--------------------------------------------------------------------------------------------------------------------------
        Security:  023139108
    Meeting Type:  Annual
    Meeting Date:  05-May-2009
          Ticker:  ABK
            ISIN:  US0231391089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       MICHAEL A. CALLEN                                         Mgmt          For                            For
       JILL M. CONSIDINE                                         Mgmt          For                            For
       PAUL R. DEROSA                                            Mgmt          For                            For
       PHILIP N. DUFF                                            Mgmt          For                            For
       THOMAS C. THEOBALD                                        Mgmt          For                            For
       LAURA S. UNGER                                            Mgmt          For                            For
       HENRY D. G. WALLACE                                       Mgmt          For                            For
       DAVID W. WALLIS                                           Mgmt          For                            For

2      RATIFY SELECTION OF KPMG LLP AS INDEPENDENT               Mgmt          For                            For
       AUDITORS FOR 2009.




--------------------------------------------------------------------------------------------------------------------------
 AVX CORPORATION                                                                             Agenda Number:  932925463
--------------------------------------------------------------------------------------------------------------------------
        Security:  002444107
    Meeting Type:  Annual
    Meeting Date:  23-Jul-2008
          Ticker:  AVX
            ISIN:  US0024441075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       KENSUKE ITOH                                              Mgmt          For                            For
       YUZO YAMAMURA                                             Mgmt          For                            For
       DONALD B. CHRISTIANSEN                                    Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS,      Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT ACCOUNTANTS
       FOR THE FISCAL YEAR ENDING MARCH 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 BANK OF NEW YORK MELLON CORP.                                                               Agenda Number:  933014805
--------------------------------------------------------------------------------------------------------------------------
        Security:  064058100
    Meeting Type:  Annual
    Meeting Date:  14-Apr-2009
          Ticker:  BK
            ISIN:  US0640581007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RUTH E. BRUCH                                             Mgmt          For                            For
       NICHOLAS M. DONOFRIO                                      Mgmt          For                            For
       GERALD L. HASSELL                                         Mgmt          For                            For
       EDMUND F. KELLY                                           Mgmt          For                            For
       ROBERT P. KELLY                                           Mgmt          For                            For
       RICHARD J. KOGAN                                          Mgmt          For                            For
       MICHAEL J. KOWALSKI                                       Mgmt          For                            For
       JOHN A. LUKE, JR.                                         Mgmt          For                            For
       ROBERT MEHRABIAN                                          Mgmt          For                            For
       MARK A. NORDENBERG                                        Mgmt          For                            For
       CATHERINE A. REIN                                         Mgmt          For                            For
       WILLIAM C. RICHARDSON                                     Mgmt          For                            For
       SAMUEL C. SCOTT III                                       Mgmt          For                            For
       JOHN P. SURMA                                             Mgmt          For                            For
       WESLEY W. VON SCHACK                                      Mgmt          For                            For

02     PROPOSAL TO APPROVE THE ADVISORY (NON-BINDING)            Mgmt          For                            For
       RESOLUTION RELATING TO 2008 EXECUTIVE COMPENSATION.

03     RATIFICATION OF APPOINTMENT OF KPMG LLP AS INDEPENDENT    Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTANT.

04     STOCKHOLDER PROPOSAL WITH RESPECT TO CUMULATIVE           Shr           Against                        For
       VOTING.

05     STOCKHOLDER PROPOSAL REQUESTING A 75% RETENTION           Shr           Against                        For
       POLICY FOR SHARES ACQUIRED THROUGH COMPENSATION
       PLANS.




--------------------------------------------------------------------------------------------------------------------------
 BROOKFIELD ASSET MANAGEMENT INC.                                                            Agenda Number:  933032625
--------------------------------------------------------------------------------------------------------------------------
        Security:  112585104
    Meeting Type:  Annual and Special
    Meeting Date:  05-May-2009
          Ticker:  BAM
            ISIN:  CA1125851040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MARCEL R. COUTU                                           Mgmt          For                            For
       MAUREEN KEMPSTON DARKES                                   Mgmt          For                            For
       LANCE LIEBMAN                                             Mgmt          For                            For
       G. WALLACE F. MCCAIN                                      Mgmt          For                            For
       FRANK J. MCKENNA                                          Mgmt          For                            For
       JACK M. MINTZ                                             Mgmt          For                            For
       PATRICIA M. NEWSON                                        Mgmt          For                            For
       JAMES A. PATTISON                                         Mgmt          For                            For

02     THE APPOINTMENT OF THE EXTERNAL AUDITOR AND               Mgmt          For                            For
       AUTHORIZING THE DIRECTORS TO SET ITS REMUNERATION;

03     THE 2009 PLAN RESOLUTION.                                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BROOKLYN FEDERAL BANCORP, INC                                                               Agenda Number:  932990977
--------------------------------------------------------------------------------------------------------------------------
        Security:  114039100
    Meeting Type:  Annual
    Meeting Date:  17-Feb-2009
          Ticker:  BFSB
            ISIN:  US1140391004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ANGELO J. DI LORENZO                                      Mgmt          For                            For
       ARTHUR R. WILLIAMS                                        Mgmt          For                            For
       RICHARD A. KIELTY                                         Mgmt          For                            For

02     THE RATIFICATION OF BEARD MILLER COMPANY LLP              Mgmt          For                            For
       AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       SEPTEMBER 30, 2009.




--------------------------------------------------------------------------------------------------------------------------
 CAPITAL SOUTHWEST CORPORATION                                                               Agenda Number:  932925627
--------------------------------------------------------------------------------------------------------------------------
        Security:  140501107
    Meeting Type:  Annual
    Meeting Date:  21-Jul-2008
          Ticker:  CSWC
            ISIN:  US1405011073
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DONALD W. BURTON                                          Mgmt          For                            For
       GRAEME W. HENDERSON                                       Mgmt          For                            For
       SAMUEL B. LIGON                                           Mgmt          For                            For
       GARY L. MARTIN                                            Mgmt          For                            For
       WILLIAM R. THOMAS                                         Mgmt          For                            For
       JOHN H. WILSON                                            Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT BY OUR AUDIT           Mgmt          For                            For
       COMMITTEE OF GRANT THORNTON LLP AS OUR INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL
       YEAR ENDING MARCH 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 CARVER BANCORP, INC.                                                                        Agenda Number:  932944108
--------------------------------------------------------------------------------------------------------------------------
        Security:  146875109
    Meeting Type:  Annual
    Meeting Date:  16-Sep-2008
          Ticker:  CARV
            ISIN:  US1468751094
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CAROL BALDWIN MOODY                                       Mgmt          For                            For
       EDWARD B. RUGGIERO                                        Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF KPMG LLP               Mgmt          For                            For
       AS INDEPENDENT AUDITORS FOR THE FISCAL YEAR
       ENDING MARCH 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 CHEUNG KONG HOLDINGS LTD                                                                       Agenda Number:  701902175
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y13213106
    Meeting Type:  Annual
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  HK0001000014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     Receive the audited financial statements, the             Mgmt          For                            For
       report of the Directors and the Independent
       Auditor's report for the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Elect Mr. Kam Hing Lam as a Director                      Mgmt          For                            For

3.2    Elect Ms. Woo Chia Ching, Grace as a Director             Mgmt          For                            For

3.3    Elect Mr. Fok Kin-ning, Canning as a Director             Mgmt          For                            For

3.4    Elect Mr. Frank John Sixt as a Director                   Mgmt          For                            For

3.5    Elect Mr. George Colin Magnus as a Director               Mgmt          For                            For

3.6    Elect Mr. Kwok Tun-li, Stanley as a Director              Mgmt          For                            For

3.7    Elect Ms. Hung Siu-lin, Katherine as a Director           Mgmt          For                            For

4.     Appoint Messrs. Deloitte Touche Tohmatsu as               Mgmt          For                            For
       the Auditor and authorize the Directors to
       fix their remuneration

5.1    Authorize the Directors to issue and dispose              Mgmt          For                            For
       of additional shares not exceeding 20% of the
       existing issued share capital of the Company
       at the date of this resolution until the next
       AGM [Relevant Period], such mandate to include
       the granting of offers or options [including
       bonds and debentures convertible into shares
       of the Company] which might be exercisable
       or convertible during or after the relevant
       period

5.2    Authorize the Directors during the relevant               Mgmt          For                            For
       period to repurchase shares of HKD 0.50 each
       in the capital of the Company in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       or of any other stock exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of this Resolution,
       and the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by law to be held]

5.3    Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors to issue and dispose of additional
       shares pursuant to Resolution 5.1 by the addition
       thereto of an amount representing the aggregate
       nominal amount of the share capital of the
       Company repurchased by the Company under the
       authority granted pursuant to Resolution 5.2,
       provided that such amount shall not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of the said resolution



--------------------------------------------------------------------------------------------------------------------------
 CHONG HING BANK LTD                                                                         Agenda Number:  701868208
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1582S105
    Meeting Type:  Annual
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  HK1111036765
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the financial statements and            Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.     Approve to declare the final cash dividend for            Mgmt          For                            For
       the YE 31 DEC 2008 of HKD 0.05 per share

3.1    Re-elect Mr. Alfred Cheuk Yu Chow as a Director           Mgmt          For                            For

3.2    Re-elect Mr. Timothy George Freshwater as a               Mgmt          For                            For
       Director

3.3    Re-elect Mr. Christopher Kwun Shing Liu as a              Mgmt          For                            For
       Director

3.4    Re-elect Mr. Liu Lit Man as a Director                    Mgmt          For                            For

3.5    Re-elect Mr. Tsang Chiu Wing as a Director                Mgmt          For                            For

3.6    Re-elect Mr. Wong Har Kar as a Director                   Mgmt          For                            For

3.7    Approve to fix the Directors' fee for the YE              Mgmt          For                            For
       31 DEC 2009 at HKD 120,000 for the Executive
       Chairman, HKD 130,000 for each of the Independent
       Non-executive Directors, HKD 130,000 for each
       of the Non-executive Directors with Committee
       responsibilities, and HKD 70,000 for each of
       the other Directors

4.     Re-appoint Deloitte Touche Tohmatsu the Bank's            Mgmt          For                            For
       Auditors and authorize the Directors to fix
       the Auditor's remuneration

5.     Authorize the Directors, to purchase shares,              Mgmt          For                            For
       during the relevant period, subject to and
       in accordance with all applicable Laws the
       aggregate nominal amount of shares which may
       be purchased on The Stock Exchange of Hong
       Kong Limited or any other stock exchange recognized
       for this purpose by the Securities and Futures
       Commission of Hong Kong and The Stock Exchange
       of Hong Kong Limited under the Hong Kong Code
       on Share Repurchases shall not exceed 10% of
       the aggregate nominal amount of shares in issue
       at the date of the passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the meeting or the expiration
       of the period within which the next AGM of
       the Bank is required by law to be held]

6.     Authorize the Directors of the Bank, to allot,            Mgmt          Against                        Against
       issue and deal with additional shares in the
       capital of the Bank and to make or grant offers,
       agreements and options which might require
       the exercise of such powers during and after
       the end of the relevant period, the aggregate
       nominal amount of share capital allotted or
       agreed conditionally or unconditionally to
       be allotted [whether pursuant to an option
       or otherwise] by the Directors of the Bank
       otherwise than pursuant to (i) any rights issue
       (ii) any scrip dividend or similar arrangement
       providing for the allotment and issue of shares
       in lieu of the whole or part of a dividend
       on shares of the Bank in accordance with the
       Articles of Association of the Bank, or (iii)
       any exercise of options granted under the share
       option scheme of the Bank adopted on 25 APR
       2002, shall not exceed the aggregate of: (aa)
       20% of the aggregate nominal amount of the
       shares in the capital of the Bank in issue
       at the date of the passing of this resolution;
       and (bb) [if the directors are so authorized
       by a separate ordinary resolution of the shareholders
       of the Bank] the nominal amount of any share
       capital of the Bank repurchased by the Bank
       subsequent to the passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the meeting or the expiration
       of the within which the next AGM of the Bank
       is required by law to be held]

7.     Approve to extend the general mandate granted             Mgmt          Against                        Against
       under Resolution 6 by adding the number of
       shares repurchased under Resolution 5 to the
       number of additional shares permitted to be
       allotted and issued as specified

S.8    Amend the Articles 2, 57, 65, 75, 82A and 153             Mgmt          For                            For
       of the Articles of Association as specified


--------------------------------------------------------------------------------------------------------------------------
 CIMAREX ENERGY CO.                                                                          Agenda Number:  933024414
--------------------------------------------------------------------------------------------------------------------------
        Security:  171798101
    Meeting Type:  Annual
    Meeting Date:  20-May-2009
          Ticker:  XEC
            ISIN:  US1717981013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: JERRY BOX                           Mgmt          For                            For

1B     ELECTION OF DIRECTOR: PAUL D. HOLLEMAN                    Mgmt          For                            For

1C     ELECTION OF DIRECTOR: MICHAEL J. SULLIVAN                 Mgmt          For                            For

4      RATIFY APPOINTMENT OF KPMG LLP AS INDEPENDENT             Mgmt          For                            For
       AUDITORS FOR 2009.




--------------------------------------------------------------------------------------------------------------------------
 CIT GROUP INC.                                                                              Agenda Number:  933031433
--------------------------------------------------------------------------------------------------------------------------
        Security:  125581108
    Meeting Type:  Annual
    Meeting Date:  12-May-2009
          Ticker:  CIT
            ISIN:  US1255811085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: MICHAEL A. CARPENTER                Mgmt          For                            For

1B     ELECTION OF DIRECTOR: WILLIAM M. FREEMAN                  Mgmt          For                            For

1C     ELECTION OF DIRECTOR: SUSAN M. LYNE                       Mgmt          For                            For

1D     ELECTION OF DIRECTOR: MARIANNE MILLER PARRS               Mgmt          For                            For

1E     ELECTION OF DIRECTOR: JEFFREY M. PEEK                     Mgmt          For                            For

1F     ELECTION OF DIRECTOR: JOHN R. RYAN                        Mgmt          For                            For

1G     ELECTION OF DIRECTOR: CHRISTOPHER H. SHAYS                Mgmt          For                            For

1H     ELECTION OF DIRECTOR: SEYMOUR STERNBERG                   Mgmt          For                            For

1I     ELECTION OF DIRECTOR: PETER J. TOBIN                      Mgmt          For                            For

1J     ELECTION OF DIRECTOR: LOIS M. VAN DEUSEN                  Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP AS CIT'S INDEPENDENT AUDITORS FOR 2009.

03     TO APPROVE AMENDING THE LONG-TERM INCENTIVE               Mgmt          For                            For
       PLAN TO INCREASE THE NUMBER OF SHARES AVAILABLE
       THEREUNDER.

04     TO APPROVE AMENDING THE EMPLOYEE STOCK PURCHASE           Mgmt          For                            For
       PLAN TO INCREASE THE NUMBER OF SHARES AVAILABLE
       THEREUNDER.

05     TO APPROVE THE ISSUANCE OF THE INCREMENTAL SHARES         Mgmt          For                            For
       OF OUR COMMON STOCK, ALL AS MORE FULLY DESCRIBED
       IN THE PROXY STATEMENT.

06     TO APPROVE THE COMPENSATION FOR CIT'S EXECUTIVES,         Mgmt          For                            For
       ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 COLONIAL BANKSHARES, INC.                                                                   Agenda Number:  933068644
--------------------------------------------------------------------------------------------------------------------------
        Security:  195572102
    Meeting Type:  Annual
    Meeting Date:  21-May-2009
          Ticker:  COBK
            ISIN:  US1955721022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       FRANK M. HANKINS, JR.                                     Mgmt          For                            For
       GREGORY J. FACEMYER CPA                                   Mgmt          For                            For

02     THE RATIFICATION OF THE APPOINTMENT OF BEARD              Mgmt          For                            For
       MILLER COMPANY LLP AS THE COMPANY'S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR
       ENDING DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 ENCANA CORPORATION                                                                          Agenda Number:  933020062
--------------------------------------------------------------------------------------------------------------------------
        Security:  292505104
    Meeting Type:  Annual
    Meeting Date:  22-Apr-2009
          Ticker:  ECA
            ISIN:  CA2925051047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RALPH S. CUNNINGHAM                                       Mgmt          For                            For
       PATRICK D. DANIEL                                         Mgmt          For                            For
       IAN W. DELANEY                                            Mgmt          For                            For
       RANDALL K. ERESMAN                                        Mgmt          For                            For
       CLAIRE S. FARLEY                                          Mgmt          For                            For
       MICHAEL A. GRANDIN                                        Mgmt          For                            For
       BARRY W. HARRISON                                         Mgmt          For                            For
       VALERIE A.A. NIELSEN                                      Mgmt          For                            For
       DAVID P. O'BRIEN                                          Mgmt          For                            For
       JANE L. PEVERETT                                          Mgmt          For                            For
       ALLAN P. SAWIN                                            Mgmt          For                            For
       WAYNE G. THOMSON                                          Mgmt          For                            For
       CLAYTON H. WOITAS                                         Mgmt          For                            For

02     APPOINTMENT OF AUDITORS - PRICEWATERHOUSECOOPERS          Mgmt          For                            For
       LLP AT A REMUNERATION TO BE FIXED BY THE BOARD
       OF DIRECTORS.




--------------------------------------------------------------------------------------------------------------------------
 FEDFIRST FINANCIAL CORPORATION                                                              Agenda Number:  933048349
--------------------------------------------------------------------------------------------------------------------------
        Security:  31429X105
    Meeting Type:  Annual
    Meeting Date:  21-May-2009
          Ticker:  FFCO
            ISIN:  US31429X1054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PATRICK G. O'BRIEN                                        Mgmt          For                            For

02     THE RATIFICATION OF THE APPOINTMENT OF BEARD              Mgmt          For                            For
       MILLER COMPANY LLP AS INDEPENDENT REGISTERED
       PUBLIC ACCOUNTANTS OF FEDFIRST FINANCIAL CORPORATION
       FOR THE YEAR ENDING DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 FOREST CITY ENTERPRISES, INC.                                                               Agenda Number:  933068810
--------------------------------------------------------------------------------------------------------------------------
        Security:  345550107
    Meeting Type:  Annual
    Meeting Date:  05-Jun-2009
          Ticker:  FCEA
            ISIN:  US3455501078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MICHAEL P. ESPOSITO, JR                                   Mgmt          For                            For
       JOAN K. SHAFRAN                                           Mgmt          For                            For
       LOUIS STOKES                                              Mgmt          For                            For
       STAN ROSS                                                 Mgmt          For                            For

02     THE RATIFICATION OF PRICEWATERHOUSECOOPERS LLP            Mgmt          For                            For
       AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE COMPANY FOR THE FISCAL YEAR ENDING
       JANUARY 31, 2010.




--------------------------------------------------------------------------------------------------------------------------
 FOREST CITY ENTERPRISES, INC.                                                               Agenda Number:  933076956
--------------------------------------------------------------------------------------------------------------------------
        Security:  345550305
    Meeting Type:  Annual
    Meeting Date:  05-Jun-2009
          Ticker:  FCEB
            ISIN:  US3455503058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ALBERT B. RATNER                                          Mgmt          For                            For
       SAMUEL H. MILLER                                          Mgmt          For                            For
       CHARLES A. RATNER                                         Mgmt          For                            For
       JAMES A RATNER                                            Mgmt          For                            For
       JERRY V. JARRETT                                          Mgmt          For                            For
       RONALD A. RATNER                                          Mgmt          For                            For
       SCOTT S. COWEN                                            Mgmt          For                            For
       BRIAN J. RATNER                                           Mgmt          For                            For
       DEBORAH RATNER SALZBERG                                   Mgmt          For                            For
       BRUCE C. RATNER                                           Mgmt          For                            For
       DEBORAH L. HARMON                                         Mgmt          For                            For

02     THE RATIFICATION OF PRICEWATERHOUSECOOPERS LLP            Mgmt          For                            For
       AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE COMPANY FOR THE FISCAL YEAR ENDING
       JANUARY 31, 2010.




--------------------------------------------------------------------------------------------------------------------------
 GOUVERNEUR BANCORP, INC.                                                                    Agenda Number:  932949211
--------------------------------------------------------------------------------------------------------------------------
        Security:  383584109
    Meeting Type:  Special
    Meeting Date:  25-Sep-2008
          Ticker:  GOV
            ISIN:  US3835841095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF TWO AMENDMENTS TO THE COMPANY'S               Mgmt          Against                        Against
       CHARTER TO EFFECT A REVERSE 1-FOR-100 STOCK
       SPLIT FOLLOWED IMMEDIATELY BY A FORWARD 100-FOR-1
       STOCK SPLIT OF COMMON SHARES. EACH REGISTERED
       SHAREHOLDER OWNING FEWER THAN 100 SHARES OF
       COMMON STOCK IMMEDIATELY PRIOR TO THE REVERSE
       STOCK SPLIT WILL, ALL AS MORE FULLY DESCRIBED
       IN THE PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 GOUVERNEUR BANCORP, INC.                                                                    Agenda Number:  932991981
--------------------------------------------------------------------------------------------------------------------------
        Security:  383584208
    Meeting Type:  Annual
    Meeting Date:  09-Feb-2009
          Ticker:  GOVB
            ISIN:  US3835842085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RICHARD F. BENNETT                                        Mgmt          For                            For
       TIMOTHY J. MONROE                                         Mgmt          For                            For
       JOSEPH C. PISTOLESI                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GUOCO GROUP LTD                                                                             Agenda Number:  701728389
--------------------------------------------------------------------------------------------------------------------------
        Security:  G42098122
    Meeting Type:  Annual
    Meeting Date:  21-Nov-2008
          Ticker:
            ISIN:  BMG420981224
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Declare a final dividend                                  Mgmt          For                            For

2.A    Approve the Directors' fee totaling HKD 2,050,000         Mgmt          For                            For
       for the YE 30 JUN 2008

2.B.1  Re-elect Mr. Kwek Leng Hai as a Director                  Mgmt          For                            For

2.B.2  Re-elect Mr. Kwek Leng San as a Director                  Mgmt          For                            For

2.B.3  Re-elect Mr. Tan Lim Heng as a Director                   Mgmt          For                            For

3.     Appoint Messrs. KPMG as the Auditors and authorize        Mgmt          For                            For
       the Board of Directors to fix their remuneration

4.     Approve the GuocoLand Limited Executives' Share           Mgmt          For                            For
       Option Scheme 2008, as specified

5.     Approve the GuocoLeisure Limited Executives'              Mgmt          For                            For
       Share Option Scheme 2008, as specified

6.A    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares in the capital of the Company during
       the relevant period, on The Stock Exchange
       of Hong Kong Limited, subject to and in accordance
       with all applicable laws and the Bye-laws of
       the Company, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue on the date of passing this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-laws of the Company or any applicable
       laws to be held]

6.B    Authorize the Directors of the Company to allot           Mgmt          Against                        Against
       and issue additional shares in the capital
       of the Company and make or grant offers, agreements
       and options during and after the relevant period,
       not exceeding 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue on the date of passing of this resolution
       otherwise than pursuant to: i) a rights issue;
       ii) the exercise of rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into shares of the Company;
       iii) the exercise of any option under the Company's
       share option schemes; or iv) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on the shares of the Company in accordance
       with the Bye-laws of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Bye-laws of the
       Company or any applicable laws to be held]

6.C    Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       6.A and 6.B, to extend the general mandate
       granted to the Directors of the Company to
       allot and issue shares pursuant to Resolution
       6.B, by an amount representing the aggregate
       nominal amount of the share capital of the
       Company repurchased by the Company under the
       authority granted pursuant to Resolution 6.A,
       provided that such amount does not exceed 10%
       of the aggregate nominal amount of the share
       capital of the Company in issue at the date
       of passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 HANG LUNG GROUP LTD                                                                         Agenda Number:  701724064
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y30148111
    Meeting Type:  Annual
    Meeting Date:  03-Nov-2008
          Ticker:
            ISIN:  HK0010000088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 30 JUN 2008

2.     Declare a final dividend recommended by the               Mgmt          For                            For
       Directors

3.A    Re-elect Mr. Gerald Lokchung Chan as a Director           Mgmt          For                            For

3.B    Re-elect Mr. Ronnie Chichung Chan as a Director           Mgmt          For                            For

3.C    Re-elect Mr. Nelson Wai Leung Yuen as a Director          Mgmt          For                            For

3.D    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' fees

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.A    Authorize the Directors of the Company of all             Mgmt          For                            For
       the powers of the Company to purchase shares
       in the capital of the Company, during the relevant
       period, the aggregate nominal amount of shares
       of the Company which may be purchased by the
       Company on the Stock Exchange of Hong Kong
       Limited [the Stock Exchange] or any other stock
       exchange recognized for this purpose by the
       Securities and Futures Commission and The Stock
       Exchange under the Hong Kong Code on share
       repurchases pursuant to the approval, shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next meeting of the Company or the expiration
       of the period within which the next Meeting
       of the Company is to be held by law]

5.B    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 57B of the Companies Ordinance,
       to allot, issue and deal with additional shares
       in the capital of the Company and to allot,
       issue or grant securities convertible into
       shares in the capital of the Company or options,
       warrants or similar rights to subscribe for
       any such shares or such convertible securities
       and to make or grant offers, agreements and
       options, during and after the relevant period,
       not exceeding the aggregate of a) 20% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of passing
       this resolution plus b) the nominal amount
       of share capital repurchased by the Company
       subsequent to the passing of this resolution
       up to maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing of
       this resolution, otherwise than pursuant to:
       i) a rights issue [as specified]; or ii) the
       exercise of rights of subscription or conversion
       under the terms of any warrants issued by the
       Company or any securities which are convertible
       into the shares of the Company; iii) any Option
       Scheme or similar arrangement for the time
       being adopted for the grant or issue of shares
       or rights to acquire shares of the Company
       or iv) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company

5.C    Authorize the Directors of the Company to exercise        Mgmt          For                            For
       the powers of the Company as specified, in
       respect of the Share Capital of the Company


--------------------------------------------------------------------------------------------------------------------------
 HANG LUNG PROPERTIES LTD                                                                    Agenda Number:  701724088
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y30166105
    Meeting Type:  Annual
    Meeting Date:  03-Nov-2008
          Ticker:
            ISIN:  HK0101000591
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and reports of the Directors and the Auditors
       for the YE 30 JUN 2008

2.     Declare a final Dividend                                  Mgmt          For                            For

3.A    Re-elect Dr. Hon Kwan Cheng as a Director                 Mgmt          For                            For

3.B    Re-elect Mr. Shang Shing Yin as a Director                Mgmt          For                            For

3.C    Re-elect Mr. Nelson Wai Leung Yuen as a Director          Mgmt          For                            For

3.D    Re-elect Mr. Dominic Chiu Fai Ho  as a Director           Mgmt          For                            For

3.E    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' fees

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.A    Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period [as specified], to purchase
       its shares in the capital of the Company on
       The Stock Exchange of Hong Kong Limited [the
       Stock Exchange] or on any other stock exchange
       recognized for this purpose by the Securities
       and Futures Commission and the Stock Exchange
       under the Hong Kong Code on Share Repurchases,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       at the date of passing this resolution, and
       the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next meeting of the Company or the expiration
       of the period within which the next meeting
       of the Company is required by Law to be held]

5.B    Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 57B of the Companies Ordinance,
       to allot, issue and deal with additional shares
       in the capital of the Company to allot issue
       or options, warrants or similar rights to subscribe
       for any shares or such convertible securities
       and to make or grant offers, agreements and
       options, during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this resolution
       and if the Directors are so authorized by a
       separate ordinary resolution of the shareholders
       of the Company set out as Resolution No. 5.C
       as specified, the nominal amount of the share
       capital of the Company repurchased by the Company
       subsequent to the passing of this Resolution,
       up to a maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       Resolution, and the said approval shall be
       limited accordingly, otherwise than pursuant
       to: i) a Rights Issue [as specified]; ii) the
       exercise of rights of subscription or conversion
       under the terms of any warrants issued by the
       Company or any securities which are convertible
       into shares of the Company; iii) any Option
       Scheme or similar arrangement for the time
       being adopted for the grant or issue of shares
       or rights to acquire shares of the Company,
       or iv) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company

5.C    Authorize the Directors of the Company to exercise        Mgmt          For                            For
       the powers of the Company referred to in Resolution
       No. 5.B, in respect of the share capital of
       the Company referred to in such resolution


--------------------------------------------------------------------------------------------------------------------------
 HENDERSON LAND DEVELOPMENT CO LTD                                                           Agenda Number:  701739926
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y31476107
    Meeting Type:  Annual
    Meeting Date:  08-Dec-2008
          Ticker:
            ISIN:  HK0012000102
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     Receive and approve the Audited Accounts and              Mgmt          For                            For
       the Reports of the Directors and Auditors for
       the YE 30 JUN 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Lee Ka Kit as a Director                     Mgmt          For                            For

3.2    Re-elect Mr. Lee Ka Shing as a Director                   Mgmt          For                            For

3.3    Re-elect Mr. Suen Kwok Lam as a Director                  Mgmt          For                            For

3.4    Re-elect Mr. Patrick Kwok Ping Ho as a Director           Mgmt          For                            For

3.5    Re-elect Mrs. Angelina Lee Pui Ling as a Director         Mgmt          For                            For

3.6    Re-elect Mr. Wu King Cheong as a Director                 Mgmt          For                            For

3.7    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.A    Authorize the Directors to repurchase ordinary            Mgmt          For                            For
       shares of HKD 2.00 each in the capital of the
       Company during the relevant period, on The
       Stock Exchange of Hong Kong Limited [Stock
       Exchange] or any other stock exchange on which
       the shares of the Company may be listed and
       recognized by the Stock Exchange and the Securities
       and Futures Commission, on share repurchases
       for such purposes, subject to and in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange or of any other Stock
       Exchange as amended from time to time, not
       exceeding 10% of the aggregate nominal amount
       of the issued share capital of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or the Companies
       Ordinance [Chapter 32 of the Laws of Hong Kong]
       to be held]

5.B    Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with additional shares of the
       Company and make or grant offers, agreements
       and options [including warrants, bonds, debentures,
       notes and other securities convertible into
       shares in the Company] during and after the
       relevant period, not exceeding the aggregate
       of 20% of the aggregate nominal amount of the
       share capital of the Company, otherwise than
       pursuant to i) a rights issue; or ii) any option
       scheme or similar arrangement; or iii) an issue
       of shares in the Company upon the exercise
       of the subscription or conversion rights attaching
       to any warrants or convertible notes which
       may be issued by the Company or any of its
       subsidiaries; or iv) any scrip dividend pursuant
       to the Articles of Association of the Company
       from time to time; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or the Companies Ordinance [Chapter 32 of the
       Laws of Hong Kong] to be held]

5.C    Approve to extend the general mandate granted             Mgmt          Against                        Against
       to the Directors of the Company to allot, issue
       and deal with any additional shares of the
       Company pursuant to Resolution 5.B, by the
       addition to the aggregate nominal amount of
       share capital which may be allotted, issued
       and dealt with or agreed conditionally or unconditionally
       to be allotted, issued and dealt with by the
       Directors pursuant to such general mandate
       an amount representing the aggregate nominal
       amount of the share capital of the Company
       repurchased by the Company pursuant to Resolution
       5.A, provided that such amount does not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company at the date of
       passing this resolution

S.6    Amend Article 78 and Article 123 of the Articles          Mgmt          For                            For
       of Association of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 HOME FEDERAL BANCORP, INC. OF LOUISIANA                                                     Agenda Number:  932963944
--------------------------------------------------------------------------------------------------------------------------
        Security:  43708F101
    Meeting Type:  Annual
    Meeting Date:  12-Nov-2008
          Ticker:  HFBL
            ISIN:  US43708F1012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DAVID A. HERNDON III                                      Mgmt          For                            For
       WOODUS K. HUMPHREY                                        Mgmt          For                            For
       MARK MALLOY HARRISON                                      Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF LAPORTE             Mgmt          For                            For
       SEHRT ROMIG & HAND AS HOME FEDERAL BANCORP'S
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
       FOR THE FISCAL YEAR ENDING JUNE 30, 2009.




--------------------------------------------------------------------------------------------------------------------------
 HOMEFED CORPORATION                                                                         Agenda Number:  932929182
--------------------------------------------------------------------------------------------------------------------------
        Security:  43739D307
    Meeting Type:  Annual
    Meeting Date:  15-Jul-2008
          Ticker:  HOFD
            ISIN:  US43739D3070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PATRICK D. BIENVENUE                                      Mgmt          For                            For
       PAUL J. BORDEN                                            Mgmt          For                            For
       TIMOTHY M. CONSIDINE                                      Mgmt          For                            For
       IAN M. CUMMING                                            Mgmt          For                            For
       MICHAEL A. LOBATZ                                         Mgmt          For                            For
       JOSEPH S. STEINBERG                                       Mgmt          For                            For

02     RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS   Mgmt          For                            For
       LLP AS INDEPENDENT AUDITORS OF THE COMPANY
       FOR 2008.




--------------------------------------------------------------------------------------------------------------------------
 INVESTOR AB, STOCKHOLM                                                                      Agenda Number:  701856710
--------------------------------------------------------------------------------------------------------------------------
        Security:  W48102102
    Meeting Type:  Annual
    Meeting Date:  31-Mar-2009
          Ticker:
            ISIN:  SE0000107401
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     Election of Mr. Jacob Wallenberg as the Chairman          Non-Voting    No vote
       of the Meeting

2.     Drawing up and approval of the voting list                Non-Voting    No vote

3.     Approval of the agenda                                    Non-Voting    No vote

4.     Election of 2 persons to attest to the accuracy           Non-Voting    No vote
       of the minutes

5.     Decision on whether proper notice of the meeting          Non-Voting    No vote
       has been made

6.     Presentation of the annual report and the Auditors'       Non-Voting    No vote
       report, as well as of the consolidated financial
       statements and the Auditors' report for the
       Investor Group

7.     The President's address                                   Non-Voting    No vote

8.     Report on the work of the Board of Directors,             Non-Voting    No vote
       the Remuneration Committee, the Audit Committee
       and the Finance and Risk Committee

9.     Adopt the income statement and the balance sheet          Mgmt          For                           For
       for the parent Company, as well as of the consolidated
       income statement and the consolidated balance
       sheet for the Investor Group

10.    Grant discharge from liability of the Members             Mgmt          For                           For
       of the Board of Directors and the President

11.    Approve a dividend of SEK 4.00 per share and              Mgmt          For                           For
       that 03 APR 2009 shall be the record date for
       receipt of dividend

12.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                           For
       PROPOSAL: Appoint the 10 Members of the Board
       of Directors and no Deputy Members of the Board
       of Directors

13.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                           For
       PROPOSAL: Approve the total compensation to
       the Board of Directors of SEK 6,937,500 to
       be divided between, in aggregate, SEK 5,875,000
       (whereof SEK 1,875,000 to the Chairman and
       SEK 500,000 to each of the 8 remaining Members
       of the Board, which are not employed by the
       Company) in cash and in so-called synthetic
       shares and, in aggregate, SEK 1,062,500 in
       cash as remuneration for work in the committees
       of the Board of Directors and Auditors fees
       to be paid upon approval of their invoice at
       the 2007 AGM the registered auditing Company
       KPMG AB was elected as the Auditor for the
       period until the end of the AGM 2011 with the
       Certified Auditor Carl Lindgren as the Auditor
       in charge until further notice

14.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                           For
       PROPOSAL: Re-Elect Messrs. Sune Carlsson, Borje
       Ekholm, Sirkka Hamalainen, Hakan Mogren, Grace
       Reksten Skaugen, O. Griffith Sexton, Lena Treschow
       Torell, Jacob Wallenberg and Peter Wallenberg
       Jr. as the Members of the Board of Directors;
       and Mr. Anders Scharp, has declined re-election
       and elect Mr. Gunnar Brock as a new Member
       of the Board of Director

15.    Amend the Section 12, 2nd paragraph, in the               Mgmt          For                           For
       Articles of Association is amended in accordance
       with the following: Section 12, 2nd paragraph
       as specified

16.A   Approve that the investor shall offer a total             Mgmt          For                           For
       remuneration in line with market conditions
       which will enable Investor to recruit and retain
       the most suitable executives, the remuneration
       to the Management shall consist of basic salary,
       variable salary, long-term variable remuneration
       programs, pensions and other remuneration,
       together, those elements constitute the total
       remuneration of the individual, basic salary,
       variable salary and long-term variable remuneration
       programs together constitute the salary of
       the employee, the basic salary will be reviewed
       annually and constitutes the basis for calculating
       variable salary, the variable salary is dependent
       upon the individual's capacity to meet yearly
       set goals, the long-term variable remuneration
       program is dealt with under item 16B, pension
       benefits shall, as in previous years, partly
       consist of a defined benefit pension plan and
       partly of a premium based pension plan, the
       ratio of pension provisions to basic salary
       depends on the age of the executive, the age
       of retirement for the President and other Executives
       shall be 60 years, other remunerations and
       benefits shall be on market terms and shall
       contribute to facilitating the Executive's
       discharge of his or her tasks, investor and
       executives may terminate the contract of employment
       at 6 months' notice and severance pay shall
       not exceed 24 months of basic salary

16.B   Approve the long-term variable remuneration               Mgmt          For                           For
       program for 2009 as specified

17.    Authorize the Board, during the period until              Mgmt          For                           For
       the next AGM, to decide on i] purchases of
       Investor's shares on NASDAQ OMX Stockholm AB
       and purchases in accordance with purchase offerings
       to shareholders, respectively, and on ii] transfer
       of Investor's shares on NASDAQ OMX Stockholm
       AB, or in a manner other than on NASDAQ OMX
       Stockholm AB including the right to decide
       on waiver of the shareholders' preferential
       rights and that payment may be effected other
       than in cash; repurchases may take place so
       that Investor's holding amounts to a maximum
       of 1/10 of all the shares in the Company, approve
       that transfer of Investor's shares, in a maximum
       number of 2,500,000 [or the higher number that
       may follow from a recalculation because of
       a split, bonus issue or similar action], to
       the employees in accordance with the long-term
       variable remuneration program described in
       Resolution 16B shall be possible the number
       of shares has been calculated with a certain
       margin as share price fluctuations during the
       period up and until the measurement period
       following the 2009 AGM may have an effect on
       the value of the program and, thus, on the
       number of shares to be included in the program
       the purpose of the proposed repurchase option
       is to give the Board of Directors wider freedom
       of action in the work with Investor's capital
       structure and, in accordance with what is described
       above, to give Investor the possibility to
       transfer shares to the employees, in addition,
       the repurchased shares are aimed to be used
       to secure the costs, including the social security
       payments, in connection with the long-term
       variable remuneration program and in connection
       with the allocation of synthetic shares as
       part of the remuneration to the Board of Directors
       [as regards synthetic shares, see the Nomination
       Committee's for decision below]

18.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                           For
       PROPOSAL: Approve the resolution regarding
       the Nomination Committee

19.    Conclusion of the meeting                                 Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 JARDINE MATHESON HOLDINGS LTD                                                                  Agenda Number:  701894861
--------------------------------------------------------------------------------------------------------------------------
        Security:  G50736100
    Meeting Type:  Annual
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  BMG507361001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the financial statements             Mgmt          For                            For
       and the Independent Auditors report for the
       YE DEC 31 2008, and to declare a final dividend

2.     Re-elect Mr. Jenkin Hui as a Director                     Mgmt          For                            For

3.     Re-elect Mr. R. C. Kwok as a Director                     Mgmt          For                            For

4.     Re-elect Mr. James Riley as a Director                    Mgmt          For                            For

5.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

6.     Authorize the Directors during the relevant               Mgmt          Against                        Against
       period of all powers of the Company to allot
       or issue shares and to make and grant offers,
       agreements and options which would or might
       require shares to be allotted, issued or disposed
       of during or after the end of the relevant
       period up to an aggregate nominal amount of
       USD 52.1 million; the aggregate nominal amount
       of share capital allotted or agreed conditionally
       or unconditionally to be allotted wholly for
       cash [whether pursuant to an option or otherwise]
       by the Directors pursuant to the approval in
       above paragraph, otherwise than pursuant to
       a rights issue [for the purposes of this resolution,
       rights issue' being an offer of shares or other
       securities to holders of shares or other securities
       on the register on a fixed record date in proportion
       to their then holdings of such shares or other
       securities or otherwise in accordance with
       the rights attaching thereto [subject to such
       exclusions or other arrangements as the Directors
       may deem necessary or expedient in relation
       to fractional entitlements or legal or practical
       problems under the Laws of, or the requirements
       of any recognized regulatory body or any Stock
       Exchange in, any territory], or the issue of
       shares pursuant to the Company's Employee Share
       Purchase Trust, shall not exceed USD 7.8 million;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM is to be held by
       law]

7.     Authorize the Directors of the Company, to purchase       Mgmt          For                            For
       its own shares, subject to and in accordance
       with all applicable Laws and Regulations, during
       the relevant period; the aggregate nominal
       amount of shares of the Company which the Company
       may purchase pursuant to the approve this resolution
       shall be less than 15% of the aggregate nominal
       amount of the existing issued share capital
       of the Company at the date of this meeting;
       approve this resolution shall, where permitted
       by applicable Laws and regulations and subject
       to the limitation in this resolution, extend
       to permit the purchase of shares of the Company
       i) by subsidiaries of the Company and ii) pursuant
       to the terms of put Warrants or financial instruments
       having similar effect [put Warrants] whereby
       the Company can be required to purchase its
       own shares, provided that where put Warrants
       are issued or offered pursuant to a Rights
       Issue [as specified in Resolution 6] the price
       which the Company may pay for shares purchased
       on exercise of Put Warrants shall not exceed
       15% more than the average of the market quotations
       for the shares for a period of not more than
       30 nor less than the 5 dealing days falling
       1 day prior to the date of any public announcement
       by the Company of the proposed issue of Put
       Warrants; [Authority expires the earlier of
       the conclusion of the next AGM or the expiration
       of the period within which the next AGM is
       to be held by law]




--------------------------------------------------------------------------------------------------------------------------
 LEGG MASON, INC.                                                                            Agenda Number:  932930642
--------------------------------------------------------------------------------------------------------------------------
        Security:  524901105
    Meeting Type:  Annual
    Meeting Date:  22-Jul-2008
          Ticker:  LM
            ISIN:  US5249011058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DENNIS R. BERESFORD                                       Mgmt          For                            For
       W. ALLEN REED                                             Mgmt          For                            For
       ROGER W. SCHIPKE                                          Mgmt          For                            For
       NICHOLAS J. ST. GEORGE                                    Mgmt          For                            For
       MARK R. FETTING                                           Mgmt          For                            For
       SCOTT C. NUTTALL                                          Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS Mgmt          For                            For
       LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM.

03     STOCKHOLDER PROPOSAL RELATING TO AN INDEPENDENT           Shr           Against                        For
       DIRECTOR SERVING AS THE CHAIRMAN OF THE BOARD.

04     STOCKHOLDER PROPOSAL RELATING TO AN ADVISORY              Shr           Against                        For
       VOTE ON EXECUTIVE COMPENSATION.




--------------------------------------------------------------------------------------------------------------------------
 M.D.C. HOLDINGS, INC.                                                                       Agenda Number:  933008496
--------------------------------------------------------------------------------------------------------------------------
        Security:  552676108
    Meeting Type:  Annual
    Meeting Date:  27-Apr-2009
          Ticker:  MDC
            ISIN:  US5526761086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DAVID E. BLACKFORD                                        Mgmt          For                            For
       STEVEN J. BORICK                                          Mgmt          For                            For

02     TO VOTE ON A SHAREOWNER PROPOSAL REGARDING THE            Shr           Against                        For
       CHAIRMAN AND CEO POSITIONS.

03     TO APPROVE THE SELECTION OF ERNST & YOUNG LLP             Mgmt          For                            For
       AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE 2009 FISCAL YEAR.




--------------------------------------------------------------------------------------------------------------------------
 MBIA INC.                                                                                   Agenda Number:  933021468
--------------------------------------------------------------------------------------------------------------------------
        Security:  55262C100
    Meeting Type:  Annual
    Meeting Date:  07-May-2009
          Ticker:  MBI
            ISIN:  US55262C1009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: JOSEPH W. BROWN                     Mgmt          Against                        Against

1B     ELECTION OF DIRECTOR: DAVID A. COULTER                    Mgmt          Against                        Against

1C     ELECTION OF DIRECTOR: CLAIRE L. GAUDIANI                  Mgmt          Against                        Against

1D     ELECTION OF DIRECTOR: DANIEL P. KEARNEY                   Mgmt          Against                        Against

1E     ELECTION OF DIRECTOR: KEWSONG LEE                         Mgmt          Against                        Against

1F     ELECTION OF DIRECTOR: LAURENCE H. MEYER                   Mgmt          Against                        Against

1G     ELECTION OF DIRECTOR: CHARLES R. RINEHART                 Mgmt          Against                        Against

1H     ELECTION OF DIRECTOR: JOHN A. ROLLS                       Mgmt          Against                        Against

1I     ELECTION OF DIRECTOR: RICHARD C. VAUGHAN                  Mgmt          Against                        Against

2      APPROVAL OF AN AMENDMENT TO THE COMPANY'S 2005            Mgmt          For                            For
       OMNIBUS INCENTIVE PLAN TO INCREASE THE NUMBER
       OF SHARES TO 10,000,000 SHARES.

3      RESOLVED, THAT THE SHAREHOLDERS SUPPORT THE               Mgmt          For                            For
       COMPENSATION PAID TO THE COMPANY'S CEO FOR
       2008 AND HIS 2009 SALARY ON PAGE 53.

4      RESOLVED, THAT THE SHAREHOLDERS SUPPORT THE               Mgmt          For                            For
       COMPENSATION PAID TO THE COMPANY'S SENIOR EXECUTIVE
       OFFICERS AS A WHOLE FOR 2008 AND THEIR 2009
       SALARIES ON PAGE 54.

5      APPROVAL OF APPOINTMENT OF PRICEWATERHOUSECOOPERS         Mgmt          For                            For
       LLP AS INDEPENDENT AUDITORS.




--------------------------------------------------------------------------------------------------------------------------
 MESTEK, INC.                                                                                Agenda Number:  933085359
--------------------------------------------------------------------------------------------------------------------------
        Security:  590829305
    Meeting Type:  Annual
    Meeting Date:  02-Jun-2009
          Ticker:  MCCK
            ISIN:  US5908293054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DANIEL P. BOYLE                                           Mgmt          For                            For
       WILLIAM J. COAD                                           Mgmt          For                            For
       DAVID M. KELLY                                            Mgmt          For                            For
       WINSTON R. HINDLE, JR.                                    Mgmt          For                            For
       DAVID W. HUNTER                                           Mgmt          For                            For
       GEORGE F. KING                                            Mgmt          For                            For
       JOHN E. REED                                              Mgmt          For                            For
       STEWART B. REED                                           Mgmt          For                            For
       EDWARD J. TRAINOR                                         Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT BY THE AUDIT              Mgmt          For                            For
       COMMITTEE OF THE BOARD OF DIRECTORS OF CATURANO
       & COMPANY TO AUDIT THE BOOKS OF MESTEK FOR
       THE YEAR ENDING DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 MGIC INVESTMENT CORPORATION                                                                 Agenda Number:  933048565
--------------------------------------------------------------------------------------------------------------------------
        Security:  552848103
    Meeting Type:  Annual
    Meeting Date:  14-May-2009
          Ticker:  MTG
            ISIN:  US5528481030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       KARL E. CASE                                              Mgmt          For                            For
       CURT S. CULVER                                            Mgmt          For                            For
       WILLIAM A. MCINTOSH                                       Mgmt          For                            For
       LESLIE M. MUMA                                            Mgmt          For                            For

02     RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS          Mgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF MGIC INVESTMENT CORPORATION.




--------------------------------------------------------------------------------------------------------------------------
 MICROSOFT CORPORATION                                                                       Agenda Number:  932960013
--------------------------------------------------------------------------------------------------------------------------
        Security:  594918104
    Meeting Type:  Annual
    Meeting Date:  19-Nov-2008
          Ticker:  MSFT
            ISIN:  US5949181045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ELECTION OF DIRECTOR: STEVEN A. BALLMER                   Mgmt          No vote

02     ELECTION OF DIRECTOR: JAMES I. CASH JR.                   Mgmt          No vote

03     ELECTION OF DIRECTOR: DINA DUBLON                         Mgmt          No vote

04     ELECTION OF DIRECTOR: WILLIAM H. GATES III                Mgmt          No vote

05     ELECTION OF DIRECTOR: RAYMOND V. GILMARTIN                Mgmt          No vote

06     ELECTION OF DIRECTOR: REED HASTINGS                       Mgmt          No vote

07     ELECTION OF DIRECTOR: DAVID F. MARQUARDT                  Mgmt          No vote

08     ELECTION OF DIRECTOR: CHARLES H. NOSKI                    Mgmt          No vote

09     ELECTION OF DIRECTOR: HELMUT PANKE                        Mgmt          No vote

10     APPROVAL OF  MATERIAL TERMS OF PERFORMANCE CRITERIA       Mgmt          No vote
       UNDER THE EXECUTIVE OFFICER INCENTIVE PLAN.

11     APPROVAL OF AMENDMENTS TO THE 1999 STOCK OPTION           Mgmt          No vote
       PLAN FOR NON-EMPLOYEE DIRECTORS.

12     RATIFICATION OF THE SELECTION OF DELOITTE &               Mgmt          No vote
       TOUCHE LLP AS THE COMPANY'S INDEPENDENT AUDITOR.

13     SHAREHOLDER PROPOSAL - ADOPTION OF POLICIES               Shr           No vote
       ON INTERNET CENSORSHIP.

14     SHAREHOLDER PROPOSAL - ESTABLISHMENT OF BOARD             Shr           No vote
       COMMITTEE ON HUMAN RIGHTS.

15     SHAREHOLDER PROPOSAL - DISCLOSURE OF CHARITABLE           Shr           No vote
       CONTRIBUTIONS.




--------------------------------------------------------------------------------------------------------------------------
 NABORS INDUSTRIES LTD.                                                                      Agenda Number:  933082062
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6359F103
    Meeting Type:  Annual
    Meeting Date:  02-Jun-2009
          Ticker:  NBR
            ISIN:  BMG6359F1032
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       EUGENE M. ISENBERG                                        Mgmt          For                            For
       WILLIAM T. COMFORT                                        Mgmt          For                            For

02     APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS              Mgmt          For                            For
       INDEPENDENT AUDITORS AND TO AUTHORIZE THE AUDIT
       COMMITTEE OF THE BOARD OF DIRECTORS TO SET
       AUDITORS' REMUNERATION.

03     SHAREHOLDER PROPOSAL TO ADOPT A PAY FOR SUPERIOR          Shr           Against                        For
       PERFORMANCE STANDARD IN THE COMPANY'S EXECUTIVE
       COMPENSATION PLAN FOR SENIOR EXECUTIVES.

04     SHAREHOLDER PROPOSAL REGARDING PAYMENTS FOLLOWING         Shr           Against                        For
       THE DEATH OF SENIOR EXECUTIVES.




--------------------------------------------------------------------------------------------------------------------------
 OMEGA FLEX, INC.                                                                            Agenda Number:  933057778
--------------------------------------------------------------------------------------------------------------------------
        Security:  682095104
    Meeting Type:  Annual
    Meeting Date:  02-Jun-2009
          Ticker:  OFLX
            ISIN:  US6820951043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       DAVID K. EVANS                                            Mgmt          For                            For
       DAVID W. HUNTER                                           Mgmt          For                            For
       STEWART B. REED                                           Mgmt          For                            For

2      TO RATIFY THE APPOINTMENT BY THE AUDIT COMMITTEE          Mgmt          For                            For
       OF THE BOARD OF DIRECTORS OF VITALE, CATURANO
       & COMPANY, LTD. AS INDEPENDENT AUDITORS FOR
       THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 PARGESA HOLDING SA, GENEVE                                                                  Agenda Number:  701909636
--------------------------------------------------------------------------------------------------------------------------
        Security:  H60477207
    Meeting Type:  Annual
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  CH0021783391
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting    No vote
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Receive the financial statements and statutory            Mgmt          For                            For
       reports

2.     Approve to allocate income and dividends of               Mgmt          For                            For
       CHF 2.62 per Bearer Share and 0.262 per Registered
       Share

3.     Grant discharge to the Board and to the Senior            Mgmt          For                            For
       Management

4.1    Elect Mr. Maximilien De Limburg Stirum as a               Mgmt          For                            For
       Director

4.2    Ratify Ernst Young SA and Deloitte SA as the              Mgmt          For                            For
       Auditors

5.     Transact other business                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 POSCO                                                                                       Agenda Number:  932998593
--------------------------------------------------------------------------------------------------------------------------
        Security:  693483109
    Meeting Type:  Annual
    Meeting Date:  27-Feb-2009
          Ticker:  PKX
            ISIN:  US6934831099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF BALANCE SHEET, INCOME STATEMENT,              Mgmt          For                            For
       AND THE STATEMENT OF APPROPRIATION OF RETAINED
       EARNINGS FOR THE 41TH FISCAL YEAR

02     PARTIAL AMENDMENTS TO ARTICLES OF INCORPORATION           Mgmt          For                            For

3A1    ELECTION OF INDEPENDENT NON-EXECUTIVE DIRECTOR:           Mgmt          For                            For
       YOO, JANG-HEE

3A2    ELECTION OF INDEPENDENT NON-EXECUTIVE DIRECTOR:           Mgmt          For                            For
       HAN, JOON-HO

3A3    ELECTION OF INDEPENDENT NON-EXECUTIVE DIRECTOR:           Mgmt          For                            For
       LEE, YOUNG-SUN

3A4    ELECTION OF INDEPENDENT NON-EXECUTIVE DIRECTOR:           Mgmt          For                            For
       KIM, BYUNG KI

3A5    ELECTION OF INDEPENDENT NON-EXECUTIVE DIRECTOR:           Mgmt          For                            For
       LEE, CHANG HEE

3B1    ELECTION OF AUDIT COMMITTEE MEMBER: LEE, CHANG            Mgmt          For                            For
       HEE

3C1    ELECTION OF EXECUTIVE DIRECTOR: CHUNG, JOON-YANG          Mgmt          For                            For
       (CEO CANDIDATE)

3C2    ELECTION OF EXECUTIVE DIRECTOR: LEE, DONG-HEE             Mgmt          For                            For

3C3    ELECTION OF EXECUTIVE DIRECTOR: HUR, NAM-SUK              Mgmt          For                            For

3C4    ELECTION OF EXECUTIVE DIRECTOR: CHUNG, KEEL-SOU           Mgmt          For                            For

04     APPROVAL OF LIMITS OF TOTAL REMUNERATION FOR              Mgmt          For                            For
       DIRECTORS




--------------------------------------------------------------------------------------------------------------------------
 RADIAN GROUP INC.                                                                           Agenda Number:  933050875
--------------------------------------------------------------------------------------------------------------------------
        Security:  750236101
    Meeting Type:  Annual
    Meeting Date:  13-May-2009
          Ticker:  RDN
            ISIN:  US7502361014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: HERBERT WENDER                      Mgmt          For                            For

1B     ELECTION OF DIRECTOR: DAVID C. CARNEY                     Mgmt          For                            For

1C     ELECTION OF DIRECTOR: HOWARD B. CULANG                    Mgmt          For                            For

1D     ELECTION OF DIRECTOR: STEPHEN T. HOPKINS                  Mgmt          For                            For

1E     ELECTION OF DIRECTOR: SANFORD A. IBRAHIM                  Mgmt          For                            For

1F     ELECTION OF DIRECTOR: JAMES W. JENNINGS                   Mgmt          For                            For

1G     ELECTION OF DIRECTOR: RONALD W. MOORE                     Mgmt          For                            For

1H     ELECTION OF DIRECTOR: JAN NICHOLSON                       Mgmt          For                            For

1I     ELECTION OF DIRECTOR: ROBERT W. RICHARDS                  Mgmt          For                            For

1J     ELECTION OF DIRECTOR: ANTHONY W. SCHWEIGER                Mgmt          For                            For

02     TO APPROVE THE AMENDMENT TO THE RADIAN GROUP              Mgmt          For                            For
       INC. 2008 EQUITY COMPENSATION PLAN.

03     TO APPROVE THE RADIAN GROUP INC. 2008 EMPLOYEE            Mgmt          For                            For
       STOCK PURCHASE PLAN.

04     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP AS RADIAN'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER
       31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 RHJ INTERNATIONAL SA, BRUXELLES                                                             Agenda Number:  701668432
--------------------------------------------------------------------------------------------------------------------------
        Security:  B70883101
    Meeting Type:  EGM
    Meeting Date:  16-Sep-2008
          Ticker:
            ISIN:  BE0003815322
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     Approve to renew, for a duration commencing               Mgmt          Against                        Against
       on the date of the EGM and ending on 26 APR
       2010, the authorization set forth in Indent
       5 of Article 8 of the Articles of Association,
       and to replace, as a result of this resolution,
       such Indent 5 with the specified text

2.     Approve to renew, with effect as at the date              Mgmt          For                            For
       of the EGM and for a duration of 18 months,
       the share buy-back authorization set forth
       in Indent 1 of Article 12 of the Articles of
       Association, and to replace, as a result of
       this resolution, Indent 2 of Article 12 with
       the specified text; it being specified, insofar
       as necessary, that the authorizations related
       to the share buy-back authorization as these
       are set forth in Indents 3 and 4 of Article
       12 will continue to apply

3.     Approve to renew, with effect as at the date              Mgmt          For                            For
       of publication, in the Belgian Official Gazette,
       of an extract of the minutes of the EGM and
       for a duration of 3 years, the share buy-back
       authorization set forth in Indent 5 of Article
       12 of the Articles of Association, and to replace,
       as a result of this resolution, such Indent
       5 with the specified text

4.     Authorize the General Counsel, with right of              Mgmt          For                            For
       substitution, for the restatement of the Articles
       of Association as a result of the amendments
       set forth in the Resolutions 1, 2 and 3 and
       for the fulfillment of any other formalities
       necessary or useful in connection with such
       amendments




--------------------------------------------------------------------------------------------------------------------------
 RHJ INTERNATIONAL SA, BRUXELLES                                                             Agenda Number:  701685680
--------------------------------------------------------------------------------------------------------------------------
        Security:  B70883101
    Meeting Type:  Annual
    Meeting Date:  16-Sep-2008
          Ticker:
            ISIN:  BE0003815322
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     Approve the non-consolidated financial statements         Mgmt          For                            For
       for the FYE 31 MAR 2008, including the following
       allocation of results: Loss for the FY: - JPY
       [5,678] million; Profit carried forward from
       the preceding FY: + JPY 3,956 million; Result
       to be allocated: - JPY (1,722) million Loss
       to be carried forward: - JPY (1,722) million

2.     Grant discharge and release to Messrs. D. Ronald          Mgmt          For                            For
       Daniel, Timothy C. Collins, Leonhard Fischer,
       Harvey Golub, Victor Halberstadt, Bjorn Konig,
       Jun Makihara, Lord Jacob Rothschild and Jeremy
       W. Sillem for the performance of their duties
       as Directors during the FYE 31 MAR 2008

3.     Grant a discharge and release to KPMG Reviseurs           Mgmt          For                            For
       D'Entreprises [represented by Mr. Benoit Van
       Roost, partner] for the performance of their
       duties during the FYE 31 MAR 2008

4.     Re-appoint Mr. Timothy C. Collins as a Director           Mgmt          For                            For
       until immediately after the annual shareholders'
       meeting which shall be invited to approve the
       non-consolidated financial statements for the
       FYE 31 MAR 2011

5.     Re-appoint Mr. D. Leonhard Fischer as a Director          Mgmt          For                            For
       until immediately after the annual shareholders'
       meeting which shall be invited to approve the
       non-consolidated financial statements for the
       FYE 31 MAR 2011

6.     Re-appoint Mr. D. Ronald Daniel as a Director             Mgmt          For                            For
       until immediately after the annual shareholders'
       meeting which shall be invited to approve the
       non-consolidated financial statements for the
       FYE 31 MAR 2011

7.     Re-appoint Mr. Harvey Golub as a Director until           Mgmt          For                            For
       immediately after the annual shareholders'
       meeting which shall be invited to approve the
       non-consolidated financial statements for the
       FYE 31 MAR 2011

8.     Re-appoint Mr. Bjorn Konig as a Director until            Mgmt          For                            For
       immediately after the annual shareholders'
       meeting which shall be invited to approve the
       non-consolidated financial statements for the
       FYE 31 MAR 2011

9.     Re-appoint Mr. Jun Makihara as a Director until           Mgmt          For                            For
       immediately after the annual shareholders'
       meeting which shall be invited to approve the
       non-consolidated financial statements for the
       FYE 31 MAR 2011

10.    Re-appoint Mr. Jeremy W. Sillem as a Director             Mgmt          For                            For
       until immediately after the annual shareholders'
       meeting which shall be invited to approve the
       non-consolidated financial statements for the
       FYE 31 MAR 2011

11.    Appoint Dr. Mathias Dopfner as a Director until           Mgmt          For                            For
       immediately after the annual shareholders'
       meeting which shall be invited to approve the
       non-consolidated financial statements for the
       FYE 31 MAR 2011

12.    Appoint Mr. Gerd Hausler as a Director until              Mgmt          For                            For
       immediately after the Annual Shareholders'
       Meeting which shall be invited to approve the
       non-consolidated financial statements for the
       FYE 31 MAR 2011

13.    Approve the granting to Messrs. Harvey Golub,             Mgmt          For                            For
       Bjorn Konig, Jun Makihara, Jeremy W. Sillem,
       Mathias Dopfner and Gerd Hausler, of a fixed
       remuneration of EUR 100,000 per year as compensation
       for their services as Directors during each
       relevant FY

14.    Approve the granting to Mr. D. Ronald Daniel              Mgmt          For                            For
       of a fixed remuneration of EUR 250,000 per
       year as compensation for his services as Director
       during each relevant FY

15.    Acknowledge that Messrs. Bjorn Konig, Jun Makihara,       Mgmt          For                            For
       Jeremy W. Sillem and Mathias Dopfner comply
       with the family and financial criteria of independence
       set out in Article 524 Section 4, second indent
       of the Belgian Companies Code

16.    Acknowledge that none of the criteria specified           Mgmt          For                            For
       in Article 524 Section 4, second indent, 2
       and 3 of the Belgian Companies Code and which
       would otherwise prevent them from being independent,
       are met by Messrs. Bjorn Konig, Jun Makihara,
       Jeremy W. Sillem and Mathias Dopfner

17.    Acknowledge that, in the opinion of the Company,          Mgmt          For                            For
       Messrs. Bjorn Konig, Jun Makihara, Jeremy W.
       Sillem and Mathias Dopfner do not have any
       relationship with a Company which could compromise
       their independence

18.    Re-appoint KPMG Reviseurs d'Entreprises [represented      Mgmt          For                            For
       by Mr. Benoit Van Roost, partner] as the Statutory
       Auditor for review of the consolidated financial
       statements and for a period of 3 years until
       immediately after the annual shareholders'
       meeting which shall be invited to approve the
       consolidated financial statements for the FYE
       31 MAR 2011

19.    Approve, pursuant to Article 556 of the Belgian           Mgmt          For                            For
       Companies Code, any provision granting to the
       holders of any bonds, [mandatory] convertible
       bonds or notes that the Company may issue within
       the 12 months this annual shareholders meeting,
       in 1 or several offerings and trenches, denominated
       either in EUR, USD or JPY, with a maturity
       or maturities not exceeding 30 years, for a
       maximum amount of EUR 1bn [or the USD or JPY
       equivalent thereof], the right to obtain the
       redemption of the bonds, [mandatory] convertible
       bonds or notes for an amount not in excess
       of 110% of principal amount plus accrued and
       unpaid interest, in the event of a change of
       control of the Company, as may be provided
       in the terms and conditions relating to such
       bonds, [mandatory] convertible bonds or notes,
       any such issue of bonds, [mandatory] convertible
       bonds or notes shall be disclosed through a
       press release, which shall summarize the applicable
       change of control provision and mention the
       total amount of bonds, [mandatory] convertible
       bonds or notes already issued by the Company
       and subject to a change of control provision
       approved under the present resolution




--------------------------------------------------------------------------------------------------------------------------
 SFSB, INC.                                                                                  Agenda Number:  933058794
--------------------------------------------------------------------------------------------------------------------------
        Security:  78416X101
    Meeting Type:  Annual
    Meeting Date:  21-May-2009
          Ticker:  SFBI
            ISIN:  US78416X1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       J. BENSON BROWN                                           Mgmt          For                            For
       JAMES D. WISE                                             Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF BEARD MILLER COMPANY         Mgmt          For                            For
       LLP AS INDEPENDENT PUBLIC ACCOUNTANTS TO AUDIT
       THE FINANCIAL STATEMENTS OF SFSB, INC. FOR
       2009.




--------------------------------------------------------------------------------------------------------------------------
 STANDEX INTERNATIONAL CORPORATION                                                           Agenda Number:  932956418
--------------------------------------------------------------------------------------------------------------------------
        Security:  854231107
    Meeting Type:  Annual
    Meeting Date:  28-Oct-2008
          Ticker:  SXI
            ISIN:  US8542311076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GERALD H. FICKENSCHER                                     Mgmt          For                            For
       THOMAS E. CHORMAN                                         Mgmt          For                            For
       ROGER L. FIX                                              Mgmt          For                            For
       DANIEL B. HOGAN                                           Mgmt          For                            For

02     TO APPROVE THE STANDEX INTERNATIONAL CORPORATION          Mgmt          For                            For
       2008 LONG TERM INCENTIVE PLAN COVERING 600,000
       SHARES

03     TO RATIFY THE APPOINTMENT BY THE AUDIT COMMITTEE          Mgmt          For                            For
       OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS




--------------------------------------------------------------------------------------------------------------------------
 SYCAMORE NETWORKS, INC.                                                                     Agenda Number:  932978654
--------------------------------------------------------------------------------------------------------------------------
        Security:  871206108
    Meeting Type:  Annual
    Meeting Date:  06-Jan-2009
          Ticker:  SCMR
            ISIN:  US8712061089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       DANIEL E. SMITH                                           Mgmt          For                            For

2      TO AUTHORIZE THE BOARD OF DIRECTORS, IN ITS               Mgmt          For                            For
       DISCRETION, TO AMEND SYCAMORE'S AMENDED AND
       RESTATED CERTIFICATE OF INCORPORATION TO EFFECT
       A REVERSE STOCK SPLIT OF ITS OUTSTANDING COMMON
       STOCK AT A RATIO OF (I) ONE-FOR-FIVE, (II)
       ONE-FOR-SEVEN, OR (III) ONE-FOR-TEN, AS MORE
       FULLY DESCRIBED IN THE PROXY STATEMENT.

3      TO APPROVE SYCAMORE'S 2009 STOCK INCENTIVE PLAN.          Mgmt          For                            For

4      TO APPROVE SYCAMORE'S 2009 NON-EMPLOYEE DIRECTOR          Mgmt          For                            For
       STOCK OPTION PLAN.

5      TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS         Mgmt          For                            For
       LLP AS SYCAMORE'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       JULY 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 TEJON RANCH CO.                                                                             Agenda Number:  933048781
--------------------------------------------------------------------------------------------------------------------------
        Security:  879080109
    Meeting Type:  Annual
    Meeting Date:  12-May-2009
          Ticker:  TRC
            ISIN:  US8790801091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GEOFFREY L. STACK                                         Mgmt          For                            For
       MICHAEL H. WINER                                          Mgmt          For                            For

02     RATIFICATION OF ERNST AND YOUNG, LLP AS THE               Mgmt          For                            For
       COMPANY'S INDEPENDENT PUBLIC ACCOUNTANTS FOR
       2009.




--------------------------------------------------------------------------------------------------------------------------
 TELLABS, INC.                                                                               Agenda Number:  933011354
--------------------------------------------------------------------------------------------------------------------------
        Security:  879664100
    Meeting Type:  Annual
    Meeting Date:  01-May-2009
          Ticker:  TLAB
            ISIN:  US8796641004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: BO HEDFORS                          Mgmt          For                            For

1B     ELECTION OF DIRECTOR: MICHAEL E. LAVIN                    Mgmt          For                            For

1C     ELECTION OF DIRECTOR: JAN H. SUWINSKI                     Mgmt          For                            For

02     RATIFICATION OF ERNST & YOUNG LLP AS THE COMPANY'S        Mgmt          For                            For
       INDEPENDENT AUDITORS FOR 2009.




--------------------------------------------------------------------------------------------------------------------------
 THE ST. JOE COMPANY                                                                         Agenda Number:  933027294
--------------------------------------------------------------------------------------------------------------------------
        Security:  790148100
    Meeting Type:  Annual
    Meeting Date:  12-May-2009
          Ticker:  JOE
            ISIN:  US7901481009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MICHAEL L. AINSLIE                                        Mgmt          For                            For
       HUGH M. DURDEN                                            Mgmt          For                            For
       THOMAS A. FANNING                                         Mgmt          For                            For
       WM. BRITTON GREENE                                        Mgmt          For                            For
       ADAM W. HERBERT, JR.                                      Mgmt          For                            For
       DELORES M. KESLER                                         Mgmt          For                            For
       JOHN S. LORD                                              Mgmt          For                            For
       WALTER L. REVELL                                          Mgmt          For                            For

02     APPROVAL OF THE ST. JOE COMPANY 2009 EQUITY               Mgmt          For                            For
       INCENTIVE PLAN.

03     RATIFICATION OF THE APPOINTMENT OF KPMG LLP               Mgmt          For                            For
       AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE 2009 FISCAL YEAR.



--------------------------------------------------------------------------------------------------------------------------
 TOYOTA INDUSTRIES CORPORATION                                                               Agenda Number:  701996730
--------------------------------------------------------------------------------------------------------------------------
        Security:  J92628106
    Meeting Type:  Annual
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3634600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Adopt Restriction
       to the   Rights for Odd-Lot Shares, Allow Use
       of Treasury Shares for Odd-Lot Purchases

3.1    Appoint a Director - Tadashi Ishikawa                     Mgmt          For                            For

3.2    Appoint a Director - Tetsuro Toyoda                       Mgmt          For                            For

3.3    Appoint a Director - Norio Sato                           Mgmt          For                            For

3.4    Appoint a Director - Tatsuo Matsuura                      Mgmt          For                            For

3.5    Appoint a Director - Akira Imura                          Mgmt          For                            For

3.6    Appoint a Director - Shigetaka Yoshida                    Mgmt          For                            For

3.7    Appoint a Director - Masafumi Kato                        Mgmt          For                            For

3.8    Appoint a Director - Yasuharu Toyoda                      Mgmt          For                            For

3.9    Appoint a Director - Yutaka Murodono                      Mgmt          For                            For

3.10   Appoint a Director - Kazunori Yoshida                     Mgmt          For                            For

3.11   Appoint a Director - Kosaku Yamada                        Mgmt          For                            For

3.12   Appoint a Director - Toshiyuki Sekimori                   Mgmt          For                            For

3.13   Appoint a Director - Kimpei Mutsuya                       Mgmt          For                            For

3.14   Appoint a Director - Tatsuro Toyoda                       Mgmt          For                            For

4      Appoint a Corporate Auditor - Shinichi Saski              Mgmt          For                            For

5      Allow Board to Authorize Use of Stock Option              Mgmt          For                            For
       Plan

6      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors



--------------------------------------------------------------------------------------------------------------------------
 WHARF HOLDINGS LTD                                                                             Agenda Number:  701921771
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8800U127
    Meeting Type:  Annual
    Meeting Date:  05-Jun-2009
          Ticker:
            ISIN:  HK0004000045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the reports          Mgmt          For                            For
       of the Directors and the Auditors for the YE
       31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.A    Re-elect Mr. Peter K. C. Woo, as a Director               Mgmt          For                            For

3.B    Re-elect Mr. Stephen T. H. Ng as a Director               Mgmt          For                            For

3.C    Re-elect Ms. Doreen Y. F. Lee as a Director               Mgmt          For                            For

3.D    Re-elect Mr. Paul Y. C. Tsui as a Director                Mgmt          For                            For

3.E    Re-elect Mr. Hans Michael Jebsen as a Director            Mgmt          For                            For

3.F    Re-elect Mr. James E. Thompson as a Director              Mgmt          For                            For

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this Resolution, to purchase shares in the
       capital of the Company, during the relevant
       period, the aggregate nominal amount of shares
       which may be purchased on the Stock Exchange
       of Hong Kong Limited or any other stock exchange
       recognized for this purpose by the securities
       and futures Commission and the Stock Exchange
       of Hong Kong Limited under the Code on share
       repurchases pursuant to the approval, shall
       not exceeding 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of passing this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law to be held]

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this Resolution, to allot, issue and deal
       with additional shares in the Capital of the
       Company and to make or grant offers, agreements,
       warrants, options and other securities during
       and after the relevant period, the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of this resolution,
       otherwise than pursuant to: [i] a Rights Issue
       [as specified], or [ii] any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of Association of the Company,
       shall not exceed the aggregate of: 20% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of passing
       this Resolution; plus [if the Directors are
       so authorized by a separate ordinary resolution
       of the shareholders of the Company] the nominal
       amount of share capital of the Company repurchased
       by the Company subsequent to the passing of
       this Resolution [up to a maximum equivalent
       to 10% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this Resolution]; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by Law to be held]

7.     Approve, the general mandate granted to the               Mgmt          For                            For
       Directors of the Company to exercise the powers
       of the Company to allot, issue and deal with
       any additional shares of the Company pursuant
       to ordinary Resolution 6, by the addition thereto
       of an amount representing the aggregate nominal
       amount of the share capital of the Company
       repurchased by the Company under the authority
       granted pursuant to ordinary Resolution 5,
       provided that such extended amount shall not
       exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing this Resolution




--------------------------------------------------------------------------------------------------------------------------
 WHEELOCK & CO LTD                                                                           Agenda Number:  701922292
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9553V106
    Meeting Type:  Annual
    Meeting Date:  08-Jun-2009
          Ticker:
            ISIN:  HK0020000177
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the reports          Mgmt          For                            For
       of the Directors and the Auditors for the FYE
       31 DEC 2008

2.     Declare a final dividend for the FYE 31 DEC               Mgmt          For                            For
       2008

3.A    Re-elect Mr. Peter K. C. Woo as a Director                Mgmt          For                            For

3.B    Re-elect Mr. Paul Y. C. Tsui as a Director                Mgmt          For                            For

3.C    Re-elect Mr. Alexander S. K. Au as a Director             Mgmt          For                            For

3.D    Re-elect Mr. Kenneth W. S. Ting as a Director             Mgmt          For                            For

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       shares of the Company on The Stock Exchange
       of Hong Kong Limited or any other stock exchange
       on which the shares of the Company have been
       or may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and The
       Stock Exchange of Hong Kong Limited under the
       Code on Share Repurchases for such purposes,
       subject to and in accordance with all applicable
       laws and regulations, not exceeding 10% of
       the aggregate nominal amount of the issued
       share capital of the Company; [Authority expires
       earlier at the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by law to be held]

6.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with additional shares in the capital
       of the Company and make or grant offers, agreements
       and options during and after the relevant period,
       not exceeding the aggregate of a) 20% of the
       aggregate nominal amount of the issued share
       capital of the Company; plus b) the nominal
       amount of share capital repurchased [up to
       10% of the aggregate nominal amount of the
       issued share capital], otherwise than pursuant
       to i) a rights issue; or ii) any scrip dividend
       or similar arrangement; [Authority expires
       earlier at the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by law to be held]

7.     Approve top extend the general mandate granted            Mgmt          For                            For
       to the Directors of the Company to exercise
       the powers of the Company to allot, issue and
       deal with any additional shares of the Company
       pursuant to Resolution 6 by the addition of
       an amount representing the aggregate nominal
       amount of the share capital of the Company
       purchased by the Company under the authority
       granted pursuant to Resolution 5, provided
       that such extended amount shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this resolution



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Third Avenue Trust
By (Signature)       /s/ David M. Barse
Name                 David M. Barse
Title                President
Date                 08/27/2009